NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
191,178 shares (cost $2,865,474)	$3,083,702
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
131,683 shares (cost $779,070)	865,154
U.S. Equity Flex I Portfolio (WSCP)
445,348 shares (cost $6,108,191)	6,346,216
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
42,158 shares (cost $1,132,125)	1,240,289
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
137,536 shares (cost $4,213,294)	4,846,758
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
70,852 shares (cost $359,897)	410,231
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
205,741 shares (cost $872,793)	1,164,493
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
135,392 shares (cost $5,959,691)	7,630,668
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
79,600 shares (cost $3,520,539)	4,460,797
Investors Growth Stock Series - Initial Class (MIGIC)
15,400 shares (cost $153,676)	169,549
Value Series - Initial Class (MVFIC)
152,631 shares (cost $1,861,306)	1,981,154
Core Plus Fixed Income Portfolio - Class I (MSVFI)
18,642 shares (cost $184,890)	186,604
Emerging Markets Debt Portfolio - Class I (MSEM)
261,182 shares (cost $2,062,494)	2,126,018
U.S. Real Estate Portfolio - Class I (MSVRE)
115,142 shares (cost $1,031,664)	1,486,489
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
6,525 shares (cost $71,960)	71,583
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
1,016 shares (cost $10,747)	11,133
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
589,673 shares (cost $8,232,391)	8,367,460
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
64,962 shares (cost $1,015,819)	1,124,495
American Funds NVIT Bond Fund - Class II (GVABD2)
114,057 shares (cost $1,199,855)	1,261,473
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
89,606 shares (cost $1,680,407)	1,956,105
American Funds NVIT Growth Fund - Class II (GVAGR2)
41,711 shares (cost $1,899,341)	2,264,509
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
28,872 shares (cost $966,249)	1,064,519
Federated NVIT High Income Bond Fund - Class I (HIBF)
22,031 shares (cost $161,580)	150,914

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Federated NVIT High Income Bond Fund - Class III (HIBF3)
275,989 shares (cost $1,794,321)	1,887,767
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
121,866 shares (cost $1,305,586)	1,607,406
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
302,869 shares (cost $3,235,322)	3,988,780
Gartmore NVIT International Equity Fund - Class I (GIG)
90,527 shares (cost $784,593)	813,841
Gartmore NVIT International Equity Fund - Class III (GIG3)
430,281 shares (cost $3,099,854)	3,872,526
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
6,719 shares (cost $64,905)	75,728
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,558,305 shares (cost $12,052,520)	13,946,831
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
3,465 shares (cost $33,102)	35,826
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
11,211 shares (cost $89,459)	100,336
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
22,166 shares (cost $204,212)	231,415
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
38,294 shares (cost $335,718)	388,305
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
28,676 shares (cost $294,230)	299,661
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
104,513 shares (cost $895,889)	1,076,482
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
28,341 shares (cost $244,907)	282,280
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
48,567 shares (cost $464,962)	510,929
NVIT Core Bond Fund - Class I (NVCBD1)
26,769 shares (cost $287,072)	281,874
NVIT Core Plus Bond Fund - Class I (NVLCP1)
5,948 shares (cost $67,043)	66,021
NVIT Fund - Class I (TRF)
5,011,868 shares (cost $53,908,673)	45,658,121
NVIT Government Bond Fund - Class I (GBF)
999,444 shares (cost $11,853,451)	11,483,609
NVIT Growth Fund - Class I (CAF)
906,441 shares (cost $9,712,653)	12,635,784
NVIT International Index Fund - Class VI (GVIX6)
64,925 shares (cost $578,801)	553,809
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
237,904 shares (cost $1,876,866)	2,207,746
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
17,300 shares (cost $215,701)	224,900
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
257 shares (cost $3,226)	3,657
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
91,372 shares (cost $871,381)	931,078
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
472,476 shares (cost $5,164,065)	4,989,350
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
553,233 shares (cost $6,401,368)	5,753,628

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
293,664 shares (cost $3,049,390)	3,059,983
NVIT Mid Cap Index Fund - Class I (MCIF)
292,499 shares (cost $4,417,440)	5,399,537
NVIT Money Market Fund - Class I (SAM)
19,665,830 shares (cost $19,665,830)	19,665,830
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
522,379 shares (cost $4,004,295)	5,108,862
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
26,655 shares (cost $386,376)	272,152
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
80,706 shares (cost $823,702)	819,975
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
200,424 shares (cost $1,800,283)	1,926,078
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
196,162 shares (cost $1,727,131)	1,761,531
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,749,986 shares (cost $20,484,689)	29,259,846
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,986,773 shares (cost $16,535,742)	20,463,757
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
89,414 shares (cost $1,139,163)	1,379,656
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
543,892 shares (cost $6,086,570)	5,683,667
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,059,659 shares (cost $21,309,998)	19,137,435
NVIT Multi-Sector Bond Fund - Class I (MSBF)
171,210 shares (cost $1,447,940)	1,468,979
NVIT Short Term Bond Fund - Class II (NVSTB2)
50,516 shares (cost $523,994)	522,331
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,592,550 shares (cost $54,391,287)	54,570,839
Templeton NVIT International Value Fund - Class III (NVTIV3)
3,634 shares (cost $47,800)	45,536
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
74,833 shares (cost $737,856)	758,053
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
1,076,794 shares (cost $7,250,877)	9,281,963
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
234,475 shares (cost $2,691,708)	2,626,119
V.I. Basic Value Fund - Series I (AVBVI)
4,130 shares (cost $23,016)	26,352
V.I. Capital Appreciation Fund - Series I (AVCA)
4,845 shares (cost $105,797)	112,879
V.I. Capital Development Fund - Series I (AVCDI)
14,304 shares (cost $135,222)	191,820
VPS Growth and Income Portfolio - Class A (ALVGIA)
14,031 shares (cost $194,662)	241,199
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
78,530 shares (cost $1,142,393)	1,331,092
VP Balanced Fund - Class I (ACVB)
624,901 shares (cost $4,001,552)	3,936,874
VP Capital Appreciation Fund - Class I (ACVCA)
110,441 shares (cost $1,186,196)	1,561,635

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP Income & Growth Fund - Class I (ACVIG)
303,534 shares (cost $2,143,664)	1,836,383
VP Inflation Protection Fund - Class II (ACVIP2)
165,643 shares (cost $1,744,243)	1,836,983
VP International Fund - Class I (ACVI)
93,044 shares (cost $762,060)	796,456
VP International Fund - Class III (ACVI3)
28,504 shares (cost $164,642)	243,997
VP Mid Cap Value Fund - Class I (ACVMV1)
98,833 shares (cost $1,233,979)	1,397,501
VP Ultra (R) Fund - Class I (ACVU1)
4,243 shares (cost $30,083)	39,803
VP Value Fund - Class I (ACVV)
25 shares (cost $138)	145
VP Vista (SM) Fund - Class I (ACVVS1)
2,548 shares (cost $29,477)	41,628
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
146,128 shares (cost $1,465,457)	1,782,760
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,506,361 shares (cost $40,734,059)	44,693,732
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
206,965 shares (cost $5,701,062)	6,188,267
Appreciation Portfolio - Initial Shares (DCAP)
117,633 shares (cost $3,994,788)	4,168,929
Developing Leaders Portfolio - Initial Shares (DSC)
7,423 shares (cost $202,416)	227,069
Growth and Income Portfolio - Initial Shares (DGI)
76,547 shares (cost $1,562,813)	1,512,569
Capital Appreciation Fund II - Primary Shares (FVCA2P)
33,621 shares (cost $192,883)	215,173
Quality Bond Fund II - Primary Shares (FQB)
148,820 shares (cost $1,659,405)	1,718,877
Equity-Income Portfolio - Initial Class (FEIP)
2,198,625 shares (cost $48,910,530)	41,817,851
High Income Portfolio - Initial Class (FHIP)
2,031,779 shares (cost $11,162,879)	11,317,009
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
1,007,389 shares (cost $13,980,889)	14,647,440
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
703 shares (cost $16,312)	16,797
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
178,625 shares (cost $3,295,300)	3,561,791
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
31,925 shares (cost $290,664)	338,404
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
93,774 shares (cost $937,211)	992,124
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
86,104 shares (cost $827,069)	878,265
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
7 shares (cost $126)	127
VIP Fund - Growth Portfolio - Initial Class (FGP)
1,475,851 shares (cost $59,311,206)	54,739,300
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
639,446 shares (cost $3,125,847)	3,548,926

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
370,273 shares (cost $4,550,512)	4,713,580
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
286,951 shares (cost $7,881,856)	9,331,645
VIP Fund - Overseas Portfolio - Initial Class (FOP)
491,538 shares (cost $8,569,051)	8,243,089
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
282,121 shares (cost $5,298,805)	4,705,773
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
138,543 shares (cost $985,706)	1,345,248
Franklin Income Securities Fund - Class 2 (FTVIS2)
70,718 shares (cost $990,539)	1,048,040
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
148,978 shares (cost $2,663,082)	2,852,922
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
227,377 shares (cost $3,221,654)	3,763,097
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
164,104 shares (cost $1,361,687)	1,842,884
Templeton Foreign Securities Fund - Class 1 (TIF)
22,037 shares (cost $341,906)	320,424
Templeton Foreign Securities Fund - Class 3 (TIF3)
86,547 shares (cost $1,192,883)	1,232,432
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
162,327 shares (cost $2,867,830)	3,162,126
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
8,084 shares (cost $60,095)	62,326
Balanced Portfolio - I Class Shares (AMBP)
3,018 shares (cost $23,825)	31,958
Growth Portfolio - I Class Shares (AMTG)
98,290 shares (cost $1,496,701)	1,829,175
Guardian Portfolio - I Class Shares (AMGP)
11,321 shares (cost $169,337)	214,411
International Portfolio - S Class Shares (AMINS)
219 shares (cost $2,147)	2,261
Partners Portfolio - I Class Shares (AMTP)
256,819 shares (cost $2,079,843)	2,894,356
Regency Portfolio - S Class Shares (AMRS)
1,035 shares (cost $9,825)	17,174
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
5,838 shares (cost $55,962)	71,576
Socially Responsive Portfolio - I Class Shares (AMSRS)
30,238 shares (cost $365,808)	449,340
Balanced Fund/VA - Non-Service Shares (OVMS)
565,733 shares (cost $8,438,087)	6,488,957
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
4 shares (cost $166)	172
Core Bond Fund/VA - Non-Service Shares (OVB)
698,490 shares (cost $7,042,436)	5,399,324
Global Securities Fund/VA - Class 3 (OVGS3)
257,665 shares (cost $7,694,210)	7,858,780
Global Securities Fund/VA - Non-Service Shares (OVGS)
555,047 shares (cost $14,742,345)	16,817,915
High Income Fund/VA - Class 3 (OVHI3)
75,256 shares (cost $146,380)	161,048

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

High Income Fund/VA - Non-Service Shares (OVHI)
32,866 shares (cost $225,011)	70,006
Main Street Fund (R)/VA - Non-Service Shares (OVGI)
50,815 shares (cost $1,023,909)	1,061,018
Main Street Small Cap Fund (R)/VA - Non-Service Shares (OVSC)
49,640 shares (cost $629,411)	876,645
MidCap Fund/VA - Non-Service Shares (OVAG)
19,421 shares (cost $865,286)	904,051
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
53,845 shares (cost $593,170)	613,832
Low Duration Portfolio - Administrative Class (PMVLDA)
219,187 shares (cost $2,278,388)	2,288,314
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
7,440 shares (cost $107,944)	120,759
Putnam VT International Equity Fund - IB Shares (PVTIGB)
25,180 shares (cost $265,240)	296,620
Putnam VT Voyager Fund - IB Shares (PVTVB)
22,292 shares (cost $757,515)	861,812
Blue Chip Growth Portfolio - II (TRBCG2)
10 shares (cost $113)	114
Equity Income Portfolio - II (TREI2)
6 shares (cost $117)	121
Health Sciences Portfolio - II (TRHS2)
12,342 shares (cost $162,923)	179,452
Limited-Term Bond Portfolio - II (TRLT2)
16,393 shares (cost $82,602)	82,455
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
172,007 shares (cost $1,949,298)	2,069,239
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
735,307 shares (cost $7,992,733)	10,397,236
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
359,383 shares (cost $10,894,986)	13,537,947
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
232,947 shares (cost $2,115,038)	2,308,880
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
27,196 shares (cost $453,377)	578,738
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
108,201 shares (cost $1,630,933)	1,993,056
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
92,143 shares (cost $652,553)	741,748

Total Investments	$679,192,365

Accounts Receivable	14,200
Accounts payable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(229,340)

$678,977,225

Contract Owners’ Equity:
Accumulation units	678,977,225

Total Contract Owners’ Equity (note 8)	$678,977,225

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA2	CSIEF3	WSCP	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$7,813,835	31,718	801	8,994	31,095	10,521	-	-
Asset charges (note 3)	(3,441,866)	(11,589)	(4,173)	(32,728)	(6,063)	(25,417)	(631)	(5,821)

Net investment income (loss)	4,371,969	20,129	(3,372)	(23,734)	25,032	(14,896)	(631)	(5,821)

Realized gain (loss) on investments	(24,507,558)	(5,948)	(6,487)	119,496	49,672	(544,694)	(980)	86,076
Change in unrealized gain (loss) on investments	110,537,883	192,859	95,939	684,649	12,523	765,343	50,334	172,946

Net gain (loss) on investments	86,030,325	186,911	89,452	804,145	62,195	220,649	49,354	259,022

Reinvested capital gains	3,783,449	15,859	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$94,185,743	222,899	86,080	780,411	87,227	205,753	48,723	253,201

Investment Activity:	JARLCS	JAIGS2	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE
Reinvested dividends	$269	33,761	21,219	918	25,604	13,222	77,829	28,925
Asset charges (note 3)	-	(34,627)	(24,519)	(986)	(8,245)	(1,002)	(12,360)	(7,433)

Net investment income (loss)	269	(866)	(3,300)	(68)	17,359	12,220	65,469	21,492

Realized gain (loss) on investments	2,584	(790,771)	(319,048)	(881)	(42,405)	(7,689)	192,094	(60,006)
Change in unrealized gain (loss) on investments	(1,918)	2,168,401	1,152,381	10,203	213,743	8,520	(59,235)	376,002

Net gain (loss) on investments	666	1,377,630	833,333	9,322	171,338	831	132,859	315,996

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$935	1,376,764	830,033	9,254	188,697	13,051	198,328	337,488

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVAGF3	NVAGF6	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$4,015	587	13,067	15,817	26,548	15,016	2,876	7,317
Asset charges (note 3)	(303)	-	(2,556)	(5,366)	(6,364)	(9,151)	(9,831)	(4,079)

Net investment income (loss)	3,712	587	10,511	10,451	20,184	5,865	(6,955)	3,238

Realized gain (loss) on investments	151	131	8,503	(69,734)	(17,585)	(108,724)	(445,914)	(76,937)
Change in unrealized gain (loss) on investments	(669)	(121)	132,915	172,348	64,788	287,831	742,185	184,265

Net gain (loss) on investments	(518)	10	141,418	102,614	47,203	179,107	296,271	107,328

Reinvested capital gains	1,647	264	17,999	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,841	861	169,928	113,065	67,387	184,972	289,316	110,566

Investment Activity:	HIBF	HIBF3	GEM	GEM3	GVGU1	GIG	GIG3	GEF3
Reinvested dividends	$13,018	159,013	899	2,553	6,397	7,519	35,362	839
Asset charges (note 3)	(421)	(9,028)	(11,576)	(17,735)	(1,371)	(4,528)	(18,704)	(478)

Net investment income (loss)	12,597	149,985	(10,677)	(15,182)	5,026	2,991	16,658	361

Realized gain (loss) on investments	(3,894)	223,312	(273,568)	(1,177,787)	(281,799)	(324,137)	58,975	(9,012)
Change in unrealized gain (loss) on investments	9,857	(145,519)	464,718	1,735,792	246,468	399,488	359,404	7,983

Net gain (loss) on investments	5,963	77,793	191,150	558,005	(35,331)	75,351	418,379	(1,029)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,560	227,778	180,473	542,823	(30,305)	78,342	435,037	(668)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$27,109	191	328	2,484	2,363	2,382	9,144	2,201
Asset charges (note 3)	(68,717)	(57)	(550)	(1,441)	(1,715)	(923)	(5,049)	(1,805)

Net investment income (loss)	(41,608)	134	(222)	1,043	648	1,459	4,095	396

Realized gain (loss) on investments	189,393	296	13,097	9,252	(5,432)	9,202	(7,014)	18,340
Change in unrealized gain (loss) on investments	553,207	1,191	(8,344)	10,321	42,231	(1,767)	109,435	17,960

Net gain (loss) on investments	742,600	1,487	4,753	19,573	36,799	7,435	102,421	36,300

Reinvested capital gains	1,134,048	-	7,199	-	15	3,613	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,835,040	1,621	11,730	20,616	37,462	12,507	106,516	36,696

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GVGF1	GBF	CAF	GVGH1
Reinvested dividends	$5,862	6,838	1,464	437,561	1,738	356,210	72,000	580
Asset charges (note 3)	(2,073)	(1,050)	(231)	(265,544)	(933)	(66,886)	(67,141)	(433)

Net investment income (loss)	3,789	5,788	1,233	172,017	805	289,324	4,859	147

Realized gain (loss) on investments	34,001	2,330	1,727	(2,113,332)	75,518	186,867	(280,958)	21,362
Change in unrealized gain (loss) on investments	8,069	(903)	(669)	7,158,065	(66,505)	(429,591)	2,268,852	(16,660)

Net gain (loss) on investments	42,070	1,427	1,058	5,044,733	9,013	(242,724)	1,987,894	4,702

Reinvested capital gains	842	2,712	1,454	-	-	435,797	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$46,701	9,927	3,745	5,216,750	9,818	482,397	1,992,753	4,849

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVGHS	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$1,578	10,692	34,214	1,439	265	21,775	92,639	99,874
Asset charges (note 3)	(664)	(1,693)	(11,394)	(651)	(91)	(5,008)	(21,640)	(29,486)

Net investment income (loss)	914	8,999	22,820	788	174	16,767	70,999	70,388

Realized gain (loss) on investments	55,381	(17,787)	(240,168)	(513)	3,763	3,654	(153,377)	(152,367)
Change in unrealized gain (loss) on investments	(49,084)	45,270	512,227	9,717	(2,320)	27,811	556,833	712,147

Net gain (loss) on investments	6,297	27,483	272,059	9,204	1,443	31,465	403,456	559,780
Reinvested capital gains	-	-	-	346	28	2,496	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,211	36,482	294,879	10,338	1,645	50,728	474,455	630,168

Investment Activity:	GVDMC	GVUS1	MCIF	SAM	NVMIG3	GVDIVI	GVDIV3	NVMLG1
Reinvested dividends	$58,547	160	61,575	30	37,116	5,862	17,863	902
Asset charges (note 3)	(15,723)	(150)	(25,566)	(117,296)	(26,102)	(1,424)	(4,239)	(6,670)

Net investment income (loss)	42,824	10	36,009	(117,266)	11,014	4,438	13,624	(5,768)

Realized gain (loss) on investments	(47,456)	(19,872)	(164,091)	-	133,819	(39,454)	(458,264)	11,999
Change in unrealized gain (loss) on investments	222,079	25,166	1,249,099	-	463,985	44,744	470,450	90,582

Net gain (loss) on investments	174,623	5,294	1,085,008	-	597,804	5,290	12,186	102,581

Reinvested capital gains	-	-	5,482	-	-	-	-	69,818

Net increase (decrease) in contract owners’ equity resulting from operations	$217,447	5,304	1,126,499	(117,266)	608,818	9,728	25,810	166,631

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2
Reinvested dividends	$9,368	-	253,773	-	29,696	49,286	94,543	11,471
Asset charges (note 3)	(5,326)	(149,335)	(108,124)	(4,505)	(23,801)	(87,679)	(8,355)	(5,226)

Net investment income (loss)	4,042	(149,335)	145,649	(4,505)	5,895	(38,393)	86,188	6,245

Realized gain (loss) on investments	27,141	650,941	337,837	(114,576)	(334,585)	(1,150,338)	87,447	13,022
Change in unrealized gain (loss) on investments	(8,401)	5,730,338	1,953,969	278,011	1,530,187	5,106,718	(12,157)	7,818

Net gain (loss) on investments	18,740	6,381,279	2,291,806	163,435	1,195,602	3,956,380	75,290	20,840

Reinvested capital gains	62,588	-	915,232	-	-	-	-	970

Net increase (decrease) in contract owners’ equity resulting from operations	$85,370	6,231,944	3,352,687	158,930	1,201,497	3,917,987	161,478	28,055

Investment Activity:	GGTC	GGTC3	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB
Reinvested dividends	$-	-	-	2,495	828	11,395	164,153	145,988
Asset charges (note 3)	(646)	(744)	(770)	(16,499)	(174)	(3,756)	(45,904)	(14,700)

Net investment income (loss)	(646)	(744)	(770)	(14,004)	654	7,639	118,249	131,288

Realized gain (loss) on investments	52,062	106,386	(84,928)	10,218	282	(95,141)	471,775	(154,857)
Change in unrealized gain (loss) on investments	(45,360)	(90,155)	108,426	179,140	(2,671)	187,683	918,575	155,654

Net gain (loss) on investments	6,702	16,231	23,498	189,358	(2,389)	92,542	1,390,350	797

Reinvested capital gains	-	-	-	14,381	5,977	-	706,722	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,056	15,487	22,728	189,735	4,242	100,181	2,215,321	132,085

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVBVI	AVCA	AVCDI	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Reinvested dividends	$149	838	-	-	5,649	71,516	-	25,343
Asset charges (note 3)	-	(421)	(968)	(1,441)	(5,774)	(22,166)	(11,028)	(7,475)

Net investment income (loss)	149	417	(968)	(1,441)	(125)	49,350	(11,028)	17,868

Realized gain (loss) on investments	97	(4,783)	(46,338)	(92,035)	(70,403)	(68,585)	(22,517)	(45,652)
Change in unrealized gain (loss) on investments	1,694	18,956	77,749	114,843	296,656	415,240	399,748	245,512

Net gain (loss) on investments	1,791	14,173	31,411	22,808	226,253	346,655	377,231	199,860

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,940	14,590	30,443	21,367	226,128	396,005	366,203	217,728

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1	DVSCS
Reinvested dividends	$32,690	17,234	4,767	31,557	239	107,125	-	7,700
Asset charges (note 3)	(8,443)	(3,989)	-	(6,940)	(164)	(32,707)	-	(7,056)

Net investment income (loss)	24,247	13,245	4,767	24,617	75	74,418	-	644

Realized gain (loss) on investments	64,635	(45,943)	6,093	81,482	836	(1,921,986)	977	(284,510)
Change in unrealized gain (loss) on investments	2,924	122,388	16,848	121,789	4,285	2,553,230	6,768	603,634

Net gain (loss) on investments	67,559	76,445	22,941	203,271	5,121	631,244	7,745	319,124

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$91,806	89,690	27,708	227,888	5,196	705,662	7,745	319,768

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	DSIF	DSRG	DCAP	DSC	DGI	FVCA2P	FALF	FVMOS
Reinvested dividends	$750,529	50,118	82,930	893	16,566	782	893	6,466
Asset charges (note 3)	(204,580)	(34,423)	(20,319)	(898)	(6,575)	(616)	(44)	(191)

Net investment income (loss)	545,949	15,695	62,611	(5)	9,991	166	849	6,275

Realized gain (loss) on investments	(150,431)	(226,351)	(89,996)	43,536	(13,239)	2,251	(12,854)	(12,504)
Change in unrealized gain (loss) on investments	5,266,684	981,668	551,624	(1,447)	237,546	14,584	13,689	9,118

Net gain (loss) on investments	5,116,253	755,317	461,628	42,089	224,307	16,835	835	(3,386)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,662,202	771,012	524,239	42,084	234,298	17,001	1,684	2,889

Investment Activity:	FQB	FEIP	FHIP	FAMP	FCP	FNRS2	FF10S	FF20S
Reinvested dividends	$110,121	714,546	845,837	235,550	21,339	11,346	6,618	19,580
Asset charges (note 3)	(11,247)	(221,990)	(63,273)	(84,545)	(208,540)	(17,698)	(1,691)	(4,921)

Net investment income (loss)	98,874	492,556	782,564	151,005	(187,201)	(6,352)	4,927	14,659

Realized gain (loss) on investments	149,792	(2,179,402)	(376,377)	(200,988)	(4,727,104)	(809,485)	27,038	(44,236)
Change in unrealized gain (loss) on investments	(81,507)	7,059,518	1,021,735	1,763,555	10,718,921	1,349,889	4,464	136,728

Net gain (loss) on investments	68,285	4,880,116	645,358	1,562,567	5,991,817	540,404	31,502	92,492

Reinvested capital gains	-	-	-	71,021	7	-	6,695	7,307

Net increase (decrease) in contract owners’ equity resulting from operations	$167,159	5,372,672	1,427,922	1,784,593	5,804,623	534,052	43,124	114,458

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FF30S	FGOP	FGP	FHIPR	FIGBS	FMCS	FOP	FOSR
Reinvested dividends	$15,725	-	135,553	261,983	163,654	23,471	106,816	56,489
Asset charges (note 3)	(4,904)	(10,403)	(284,138)	(17,662)	(21,836)	(43,372)	(42,633)	(21,586)

Net investment income (loss)	10,821	(10,403)	(148,585)	244,321	141,818	(19,901)	64,183	34,903

Realized gain (loss) on investments	(50,305)	282,097	(3,426,724)	46,624	43,408	(511,199)	285,408	(496,534)
Change in unrealized gain (loss) on investments	160,543	253,729	13,984,180	111,244	79,977	2,674,424	523,648	926,695

Net gain (loss) on investments	110,238	535,826	10,557,456	157,868	123,385	2,163,225	809,056	430,161

Reinvested capital gains	6,330	-	165,341	-	51,273	27,395	14,566	8,307

Net increase (decrease) in contract owners’ equity resulting from operations	$127,389	525,423	10,574,212	402,189	316,476	2,170,719	887,805	473,371

Investment Activity:	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF	TIF3	FTVGI3
Reinvested dividends	$5,420	71,166	42,799	25,538	27,096	6,190	20,385	46,263
Asset charges (note 3)	(5,931)	(4,893)	(11,773)	(14,913)	(7,865)	(1,547)	(5,742)	(14,271)

Net investment income (loss)	(511)	66,273	31,026	10,625	19,231	4,643	14,643	31,992

Realized gain (loss) on investments	(209,282)	(87,740)	(132,891)	(441,868)	(197,972)	(3,013)	(189,901)	124,788
Change in unrealized gain (loss) on investments	487,808	131,792	549,583	1,171,534	446,713	21,711	251,270	211,859

Net gain (loss) on investments	278,526	44,052	416,692	729,666	248,741	18,698	61,369	336,647

Reinvested capital gains	-	-	-	-	-	-	-	8,426

Net increase (decrease) in contract owners’ equity resulting from operations	$278,015	110,325	447,718	740,291	267,972	23,341	76,012	377,065

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FTVFA2	AMBP	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS
Reinvested dividends	$1,427	369	-	464	2,094	-	17,696	48
Asset charges (note 3)	(225)	(284)	(8,820)	(515)	-	-	(6,885)	-

Net investment income (loss)	1,202	85	(8,820)	(51)	2,094	-	10,811	48

Realized gain (loss) on investments	2,740	(739)	73,956	2,255	2,168	2,572	157,922	2,972
Change in unrealized gain (loss) on investments	423	7,164	382,348	18,475	(960)	(1,662)	197,181	973

Net gain (loss) on investments	3,163	6,425	456,304	20,730	1,208	910	355,103	3,945

Reinvested capital gains	5	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,370	6,510	447,484	20,679	3,302	910	365,914	3,993

Investment Activity:	AMFAS	AMSRS	OVMS	OVGR	OVB	OVGS3	OVGS	OVHI3
Reinvested dividends	$-	156	86,251	10,876	94,849	101,874	239,955	11,781
Asset charges (note 3)	(301)	(1,937)	(35,510)	(29,911)	(26,053)	(38,390)	(86,687)	(835)

Net investment income (loss)	(301)	(1,781)	50,741	(19,035)	68,796	63,484	153,268	10,946

Realized gain (loss) on investments	(17,538)	(50,788)	(342,030)	850,678	(478,958)	(308,683)	784,517	16,729
Change in unrealized gain (loss) on investments	25,597	136,462	1,012,141	(411,348)	953,306	1,286,618	1,386,167	(5,655)

Net gain (loss) on investments	8,059	85,674	670,111	439,330	474,348	977,935	2,170,684	11,074

Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$7,758	83,893	720,852	420,295	543,144	1,041,419	2,323,952	22,020

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI	OVGI	OVSC	OVAG	PMVFBA	PMVLDA	PVGIB	PVTIGB
Reinvested dividends	$4,531	12,370	4,945	-	6,519	32,810	1,041	7,030
Asset charges (note 3)	(242)	(4,655)	(3,947)	(4,324)	(2,452)	(8,325)	(739)	(1,121)

Net investment income (loss)	4,289	7,715	998	(4,324)	4,067	24,485	302	5,909

Realized gain (loss) on investments	(43,354)	(109,884)	(109,955)	(55,906)	(11,466)	(335)	(17,490)	(11,151)
Change in unrealized gain (loss) on investments	48,624	243,221	269,681	223,563	29,031	57,190	33,509	29,408

Net gain (loss) on investments	5,270	133,337	159,726	167,657	17,565	56,855	16,019	18,257

Reinvested capital gains	-	-	-	-	3,592	7,540	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,559	141,052	160,724	163,333	25,224	88,880	16,321	24,166

Investment Activity:	PVTVB	TRBCG2	TREI2	TRHS2	TRLT2	VWBF	VWEM	VWHA
Reinvested dividends	$6,512	-	14,776	-	1,266	93,255	50,315	44,325
Asset charges (note 3)	(3,165)	(5,011)	(5,889)	(286)	-	(17,224)	(43,407)	(66,990)

Net investment income (loss)	3,347	(5,011)	8,887	(286)	1,266	76,031	6,908	(22,665)

Realized gain (loss) on investments	181,407	262,511	(76,934)	21	53	7,161	(1,468,568)	(819,688)
Change in unrealized gain (loss) on investments	(53,974)	(100,438)	203,996	16,529	(178)	44,008	3,446,934	3,741,769

Net gain (loss) on investments	127,433	162,073	127,062	16,550	(125)	51,169	1,978,366	2,922,081

Reinvested capital gains	-	-	-	-	155	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$130,780	157,062	135,949	16,264	1,296	127,200	1,985,274	2,899,416

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRASP	SVDF	SVOF	WFVSCG	WVCP
Reinvested dividends	$23,146	-	13,984	-	-
Asset charges (note 3)	(9,223)	(3,816)	(13,208)	(2,921)	(2)

Net investment income (loss)	13,923	(3,816)	776	(2,921)	(2)

Realized gain (loss) on investments	35,929	(23,395)	7,281	16,922	-
Change in unrealized gain (loss) on investments	127,401	164,339	386,307	78,194	-

Net gain (loss) on investments	163,330	140,944	393,588	95,116	-

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$177,253	137,128	394,364	92,195	(2)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA2		CSIEF3		WSCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,371,969	7,027,709	20,129	10,563	(3,372)	(26)	(23,734)	33,910
Realized gain (loss) on investments	(24,507,558)	(80,284,445)	(5,948)	11,412	(6,487)	10,207	119,496	(2,991)
Change in unrealized gain (loss) on investments	110,537,883	219,114,353	192,859	25,369	95,939	(9,854)	684,649	1,182,566
Reinvested capital gains	3,783,449	5,942,878	15,859	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,185,743	151,800,495	222,899	47,344	86,080	327	780,411	1,213,485

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38,320,037	40,674,819	236,135	50,762	39,450	13,724	417,005	494,184
Transfers between funds	-	-	1,885,614	1,050,487	(166,183)	982,529	(196,566)	(292,715)
Surrenders (note 6)	(65,803,067)	(68,744,314)	(102,933)	(54,891)	(42,342)	-	(586,124)	(645,054)
Death Benefits (note 4)	(6,601,865)	(8,263,634)	-	-	(319)	-	(99,723)	(6,683)
Net policy repayments (loans) (note 5)	11,913,812	8,679,157	(39,031)	(17,794)	13,107	-	212,043	210,014
Deductions for surrender charges (note 2d)	(29,299)	(100,842)	-	-	-	-	-	(9)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,318,328)	(42,685,872)	(159,053)	(33,254)	(46,639)	(2,336)	(425,538)	(456,024)
Asset charges (note 3):
MSP contracts	(292,797)	(262,061)	(1,954)	(248)	(222)	(17)	(2,105)	(2,022)
SL contracts or LSFP contracts	(159,085)	(158,413)	-	-	(1,108)	(64)	(1,144)	(1,720)
Adjustments to maintain reserves	20,379	(24,358)	(248)	(127)	2,655	(10,420)	194	48

Net equity transactions	(62,950,213)	(70,885,518)	1,818,530	994,935	(201,601)	983,416	(681,958)	(699,981)

Net change in contract owners’ equity	31,235,530	80,914,977	2,041,429	1,042,279	(115,521)	983,743	98,453	513,504
Contract owners’ equity beginning of period	647,741,695	566,826,718	1,042,279	-	983,743	-	6,247,778	5,734,274

Contract owners’ equity end of period	$678,977,225	647,741,695	3,083,708	1,042,279	868,222	983,743	6,346,231	6,247,778

CHANGES IN UNITS:
Beginning units	38,789,205	35,017,446	85,822	-	97,341	-	451,622	522,829
Units purchased	9,245,261	16,004,127	173,022	95,374	3,665	97,578	35,470	48,370
Units redeemed	(10,808,732)	(12,232,368)	(26,578)	(9,552)	(24,078)	(237)	(84,453)	(119,577)

Ending units	37,225,734	38,789,205	232,266	85,822	76,928	97,341	402,639	451,622

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JABS		JACAS		JAGTS2		JAGTS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$25,032	17,830	(14,896)	(20,222)	(631)	-	(5,821)	(4,939)
Realized gain (loss) on investments	49,672	(69,129)	(544,694)	(284,300)	(980)	-	86,076	(9,765)
Change in unrealized gain (loss) on investments	12,523	195,066	765,343	1,772,505	50,334	-	172,946	486,148
Reinvested capital gains	-	19,453	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	87,227	163,220	205,753	1,467,983	48,723	-	253,201	471,444

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	81,180	112,259	204,402	234,996	52,253	-	56,391	129,144
Transfers between funds	60,185	471,070	(215,771)	1,333,111	310,911	-	(517,458)	524,022
Surrenders (note 6)	(45,812)	(14,013)	(647,242)	(289,289)	(7,559)	-	(163,872)	(62,680)
Death Benefits (note 4)	-	-	(7,748)	(98)	(2,846)	-	(327)	(19,418)
Net policy repayments (loans) (note 5)	17,798	(52,769)	63,892	(17,186)	16,973	-	(21,405)	(31,607)
Deductions for surrender charges (note 2d)	-	-	-	(12)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,749)	(31,398)	(236,912)	(225,831)	(8,134)	-	(62,004)	(60,983)
Asset charges (note 3):
MSP contracts	(270)	(138)	(1,821)	(1,482)	(4)	-	(343)	(352)
SL contracts or LSFP contracts	(246)	(125)	(1,590)	(1,408)	-	-	(983)	(705)
Adjustments to maintain reserves	55	57	1,273	61	(76)	-	125	24

Net equity transactions	57,141	484,943	(841,517)	1,032,862	361,518	-	(709,876)	477,445

Net change in contract owners’ equity	144,368	648,163	(635,764)	2,500,845	410,241	-	(456,675)	948,889
Contract owners’ equity beginning of period	1,095,911	447,748	5,482,523	2,981,678	-	-	1,621,172	672,283

Contract owners’ equity end of period	$1,240,279	1,095,911	4,846,759	5,482,523	410,241	-	1,164,497	1,621,172

CHANGES IN UNITS:
Beginning units	68,566	35,039	568,675	449,410	-	-	354,878	230,028
Units purchased	11,764	40,041	39,921	191,484	37,505	-	8,274	182,699
Units redeemed	(8,200)	(6,514)	(133,917)	(72,219)	(1,246)	-	(158,455)	(57,849)

Ending units	72,130	68,566	474,679	568,675	36,259	-	204,697	354,878

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JARLCS		JAIGS2		JAIGS		MIGIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$269	281	(866)	(4,472)	(3,300)	(2,791)	(68)	235
Realized gain (loss) on investments	2,584	(41,070)	(790,771)	(572,981)	(319,048)	(394,797)	(881)	(2,313)
Change in unrealized gain (loss) on investments	(1,918)	51,000	2,168,401	2,767,010	1,152,381	1,700,932	10,203	60,513
Reinvested capital gains	-	-	-	122,370	-	70,851	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	935	10,211	1,376,764	2,311,927	830,033	1,374,195	9,254	58,435

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(3,073)	5,581	412,492	365,986	20,228	36,535	11,276	11,100
Transfers between funds	(10,538)	(85,089)	1,014,200	919,305	268,338	1,033,564	(50,487)	49,305
Surrenders (note 6)	-	(34,025)	(770,814)	(443,314)	(192,644)	(369,129)	(39,088)	(6,630)
Death Benefits (note 4)	-	-	(1,590)	(6,282)	-	-	-	-
Net policy repayments (loans) (note 5)	-	24,743	105,578	2,809	(83,595)	(85,012)	1,427	1,549
Deductions for surrender charges (note 2d)	-	-	(4)	(13)	(840)	(2,394)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	426	(6,221)	(316,541)	(257,922)	(156,802)	(138,117)	(12,095)	(12,222)
Asset charges (note 3):
MSP contracts	-	-	(2,422)	(1,257)	(807)	(604)	-	-
SL contracts or LSFP contracts	11	(40)	-	-	(2,611)	(2,361)	(59)	(48)
Adjustments to maintain reserves	4	41	84	40	128	46	18	20

Net equity transactions	(13,170)	(95,010)	440,983	579,352	(148,605)	472,528	(89,008)	43,074

Net change in contract owners’ equity	(12,235)	(84,799)	1,817,747	2,891,279	681,428	1,846,723	(79,754)	101,509
Contract owners’ equity beginning of period	12,235	97,034	5,814,562	2,923,283	3,779,396	1,932,673	249,291	147,782

Contract owners’ equity end of period	$-	12,235	7,632,309	5,814,562	4,460,824	3,779,396	169,537	249,291

CHANGES IN UNITS:
Beginning units	831	8,304	465,146	416,575	252,908	232,586	18,469	15,241
Units purchased	-	646	102,376	120,143	17,038	76,484	1,078	6,873
Units redeemed	(831)	(8,119)	(76,754)	(71,572)	(30,462)	(56,162)	(8,329)	(3,645)

Ending units	-	831	490,768	465,146	239,484	252,908	11,218	18,469

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFIC		MSVFI		MSEM		MSVRE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$17,359	12,538	12,220	15,802	65,469	142,784	21,492	218,712
Realized gain (loss) on investments	(42,405)	(268,426)	(7,689)	(89,415)	192,094	(218,375)	(60,006)	(10,299,056)
Change in unrealized gain (loss) on investments	213,743	545,254	8,520	99,546	(59,235)	556,675	376,002	10,773,973
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	188,697	289,366	13,051	25,933	198,328	481,084	337,488	693,629

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	87,014	42,619	8,816	10,700	57,962	77,307	90,806	270,810
Transfers between funds	259,220	228,733	(25,639)	(165,853)	300,077	791	(34,249)	(6,931,226)
Surrenders (note 6)	(68,279)	(292,215)	(16,604)	(391,610)	(189,894)	(158,357)	(375,589)	(864,063)
Death Benefits (note 4)	-	(14,616)	-	-	(6,268)	(16,874)	(65,624)	(27,364)
Net policy repayments (loans) (note 5)	(28,544)	(19,642)	2,000	(728)	5,400	(8,836)	236,893	50,347
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(5,473)	(2,161)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(106,347)	(96,941)	(12,040)	(24,456)	(97,177)	(100,374)	(40,933)	(330,944)
Asset charges (note 3):
MSP contracts	(715)	(364)	(91)	(75)	(1,309)	(989)	-	(1,709)
SL contracts or LSFP contracts	(330)	(343)	(20)	(41)	(832)	(708)	(2,307)	(2,311)
Adjustments to maintain reserves	177	61	-	54	(41)	120	6	178

Net equity transactions	142,196	(152,708)	(43,578)	(572,009)	67,918	(207,920)	(196,470)	(7,838,443)

Net change in contract owners’ equity	330,893	136,658	(30,527)	(546,076)	266,246	273,164	141,018	(7,144,814)
Contract owners’ equity beginning of period	1,650,856	1,514,198	217,134	763,210	1,859,761	1,586,597	1,345,496	8,490,310

Contract owners’ equity end of period	$1,981,749	1,650,856	186,607	217,134	2,126,007	1,859,761	1,486,514	1,345,496

CHANGES IN UNITS:
Beginning units	103,993	116,474	18,742	71,700	78,271	86,443	51,731	290,222
Units purchased	21,868	7,101	1,878	1,565	17,265	9,827	2,047	13,064
Units redeemed	(13,424)	(19,582)	(5,523)	(54,523)	(13,698)	(17,999)	(8,794)	(251,555)

Ending units	112,437	103,993	15,097	18,742	81,838	78,271	44,984	51,731

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAGF3		NVAGF6		NVAMV1		GVAAA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,712	1,059	587	388	10,511	130	10,451	(3,934)
Realized gain (loss) on investments	151	19	131	53	8,503	90	(69,734)	(118,629)
Change in unrealized gain (loss) on investments	(669)	292	(121)	506	132,915	2,154	172,348	302,509
Reinvested capital gains	1,647	152	264	48	17,999	708	-	25,668

Net increase (decrease) in contract owners’ equity resulting from operations	4,841	1,522	861	995	169,928	3,082	113,065	205,614

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,650	-	965	5,499	24,897	5,543	63,604	72,027
Transfers between funds	32,362	32,879	-	4,934	8,231,500	10,943	(2,995)	6,804
Surrenders (note 6)	-	-	-	-	(36,180)	-	(75,689)	(84,724)
Death Benefits (note 4)	-	-	-	-	(24,542)	-	-	-
Net policy repayments (loans) (note 5)	(74)	-	-	-	11,326	-	(8,367)	(2,610)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,316)	(275)	(1,380)	(692)	(27,434)	(929)	(46,421)	(50,975)
Asset charges (note 3):
MSP contracts	-	-	-	-	(223)	(1,044)	(558)	(594)
SL contracts or LSFP contracts	-	(15)	(33)	(16)	(243)	-	-	-
Adjustments to maintain reserves	(9)	9	-	3	(8)	1,039	47	(402)

Net equity transactions	32,613	32,598	(448)	9,728	8,179,093	15,552	(70,379)	(60,474)

Net change in contract owners’ equity	37,454	34,120	413	10,723	8,349,021	18,634	42,686	145,140
Contract owners’ equity beginning of period	34,120	-	10,723	-	18,634	-	1,081,813	936,673

Contract owners’ equity end of period	$71,574	34,120	11,136	10,723	8,367,655	18,634	1,124,499	1,081,813

CHANGES IN UNITS:
Beginning units	2,998	-	939	-	1,485		113,498	120,488
Units purchased	3,159	3,023	85	1,002	594,934	1,566	12,084	18,449
Units redeemed	(315)	(25)	(119)	(63)	(4,571)	(81)	(19,734)	(25,439)

Ending units	5,842	2,998	905	939	591,848	1,485	105,848	113,498

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$20,184	(1,951)	5,865	(6,344)	(6,955)	(7,196)	3,238	(3,301)
Realized gain (loss) on investments	(17,585)	(28,143)	(108,724)	(267,361)	(445,914)	(168,204)	(76,937)	(39,663)
Change in unrealized gain (loss) on investments	64,788	173,429	287,831	583,424	742,185	451,517	184,265	206,182
Reinvested capital gains	-	441	-	94,004	-	166,988	-	16,986

Net increase (decrease) in contract owners’ equity resulting from operations	67,387	143,776	184,972	403,723	289,316	443,105	110,566	180,204

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,277	35,871	79,507	95,416	125,433	97,995	29,267	17,472
Transfers between funds	62,564	259,409	303,043	165,496	317,891	317,015	390,834	96,149
Surrenders (note 6)	(371,012)	(67,025)	(86,109)	(92,415)	(125,051)	(105,135)	(285,942)	(19,922)
Death Benefits (note 4)	-	-	(1,761)	-	(1,654)	(6,651)	-	-
Net policy repayments (loans) (note 5)	17,441	8,934	(16,058)	(7,713)	2,514	(17,533)	7,655	(12)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,150)	(46,602)	(83,420)	(62,384)	(92,006)	(81,279)	(24,832)	(18,703)
Asset charges (note 3):
MSP contracts	(606)	(591)	(671)	(344)	(511)	(170)	(201)	(473)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	(57)
Adjustments to maintain reserves	5	35	691	(204)	1,496	(150)	958	388

Net equity transactions	(299,481)	190,031	195,222	97,852	228,112	204,092	117,739	74,842

Net change in contract owners’ equity	(232,094)	333,807	380,194	501,575	517,428	647,197	228,305	255,046
Contract owners’ equity beginning of period	1,493,570	1,159,763	1,575,915	1,074,340	1,747,699	1,100,502	836,218	581,172

Contract owners’ equity end of period	$1,261,476	1,493,570	1,956,109	1,575,915	2,265,127	1,747,699	1,064,523	836,218

CHANGES IN UNITS:
Beginning units	138,641	120,147	149,129	143,134	198,418	172,541	105,828	95,644
Units purchased	13,975	26,066	39,629	27,514	43,713	52,818	53,923	15,492
Units redeemed	(41,584)	(7,572)	(21,695)	(21,519)	(23,448)	(26,941)	(37,735)	(5,308)

Ending units	111,032	138,641	167,063	149,129	218,683	198,418	122,016	105,828

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF		HIBF3		GEM		GEM3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$12,597	12,654	149,985	226,489	(10,677)	8,098	(15,182)	23,515
Realized gain (loss) on investments	(3,894)	(2,841)	223,312	27,275	(273,568)	(452,840)	(1,177,787)	(2,000,342)
Change in unrealized gain (loss) on investments	9,857	40,108	(145,519)	525,707	464,718	1,093,745	1,735,792	3,351,776
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,560	49,921	227,778	779,471	180,473	649,003	542,823	1,374,949

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	116,711	165,027	98,396	24,993	209,169	214,983
Transfers between funds	(2,299)	-	(1,574,664)	1,874,478	(364,179)	384,959	143,391	(68,779)
Surrenders (note 6)	(12,933)	(147)	(123,472)	(70,330)	(103,234)	(70,276)	(346,519)	(500,101)
Death Benefits (note 4)	-	-	-	-	-	(29,610)	(201)	(11,960)
Net policy repayments (loans) (note 5)	(2,147)	(218)	(42,918)	(28,238)	(26,974)	(4,563)	49,378	(18,933)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(4)	(1,134)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,391)	(6,219)	(70,201)	(69,001)	(56,289)	(59,750)	(200,396)	(194,263)
Asset charges (note 3):
MSP contracts	(585)	(729)	(1,004)	-	-	(1,619)	(1,952)	(270)
SL contracts or LSFP contracts	(78)	(310)	(279)	(280)	(320)	(1,181)	(1,318)	(736)
Adjustments to maintain reserves	4	549	(5)	(683)	53	2,564	(6,703)	(1,737)

Net equity transactions	(23,429)	(7,074)	(1,695,832)	1,870,973	(452,547)	245,517	(155,155)	(582,930)

Net change in contract owners’ equity	(4,869)	42,847	(1,468,054)	2,650,444	(272,074)	894,520	387,668	792,019
Contract owners’ equity beginning of period	155,784	112,937	3,355,825	705,381	1,879,497	984,977	3,602,484	2,810,465

Contract owners’ equity end of period	$150,915	155,784	1,887,771	3,355,825	1,607,423	1,879,497	3,990,152	3,602,484

CHANGES IN UNITS:
Beginning units	10,574	11,167	271,715	82,956	79,661	66,869	201,315	255,830
Units purchased	-	5	15,458	204,082	155	24,162	31,566	34,463
Units redeemed	(1,532)	(598)	(151,615)	(15,323)	(21,232)	(11,370)	(40,075)	(88,978)

Ending units	9,042	10,574	135,558	271,715	58,584	79,661	192,806	201,315

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GIG		GIG3		GEF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,026	28,566	2,991	5,521	16,658	(7,393)	361	179
Realized gain (loss) on investments	(281,799)	(395,118)	(324,137)	(319,916)	58,975	15,499	(9,012)	13
Change in unrealized gain (loss) on investments	246,468	399,661	399,488	562,874	359,404	427,679	7,983	2,841
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,305)	33,109	78,342	248,479	435,037	435,785	(668)	3,033

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,703	23,639	33,580	48,891	205,216	87,688	68	34
Transfers between funds	(844,960)	(149,999)	(274,240)	(134,453)	(137,937)	3,777,109	3,299	69,298
Surrenders (note 6)	(4,595)	(68,345)	(44,987)	(33,717)	(253,000)	(314,802)	1,805	-
Death Benefits (note 4)	-	(48,569)	99	(645)	(41,888)	(7,859)	-	-
Net policy repayments (loans) (note 5)	43	(6,721)	17,916	(5,619)	25,311	(28,606)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,716)	(45,939)	(32,444)	(52,830)	(228,930)	(99,157)	(1,033)	(108)
Asset charges (note 3):
MSP contracts	(78)	(290)	(300)	(1,130)	(2,614)	(3,156)	-	(36)
SL contracts or LSFP contracts	(206)	(394)	(370)	-	-	(5)	-	-
Adjustments to maintain reserves	-	(235)	8	484	(174)	2,060	(1)	40

Net equity transactions	(853,809)	(296,853)	(300,738)	(179,019)	(434,016)	3,413,272	4,138	69,228

Net change in contract owners’ equity	(884,114)	(263,744)	(222,396)	69,460	1,021	3,849,057	3,470	72,261
Contract owners’ equity beginning of period	884,114	1,147,858	1,036,233	966,773	3,871,512	22,455	72,261	-

Contract owners’ equity end of period	$-	884,114	813,837	1,036,233	3,872,533	3,871,512	75,731	72,261

CHANGES IN UNITS:
Beginning units	51,570	71,830	91,124	109,827	545,845	4,079	5,406	-
Units purchased	543	4,556	4,144	6,547	39,505	612,025	-	5,414
Units redeemed	(52,113)	(24,816)	(32,078)	(25,250)	(100,783)	(70,259)	(293)	(8)

Ending units	-	51,570	63,190	91,124	484,567	545,845	5,113	5,406

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNMO1		NVNSR1		NVCRA1		NVCRB1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(41,608)	(18,394)	134	(2)	(222)	194	1,043	2,774
Realized gain (loss) on investments	189,393	176,443	296	612	13,097	(15,988)	9,252	12
Change in unrealized gain (loss) on investments	553,207	1,341,840	1,191	1,527	(8,344)	25,609	10,321	25,049
Reinvested capital gains	1,134,048	29,376	-	-	7,199	19	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,835,040	1,529,265	1,621	2,137	11,730	9,834	20,616	27,835

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	763,044	318,598	344	1,293	27,450	5,429	5,547	78,961
Transfers between funds	(677,153)	12,913,731	5,884	27,340	5,155	(45,230)	21,235	41,715
Surrenders (note 6)	(725,424)	(1,001,584)	(2,359)	-	(30,012)	(986)	-	-
Death Benefits (note 4)	(72,255)	(2,772)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	177,568	65,646	-	-	(42)	-	4	1,733
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(808,963)	(357,706)	(678)	(185)	(5,047)	(2,963)	(47,809)	(23,926)
Asset charges (note 3):
MSP contracts	(8,010)	(36)	-	(130)	-	(566)	(40)	(808)
SL contracts or LSFP contracts	(15)	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(3,058)	7	132	-	579	12	790

Net equity transactions	(1,351,204)	11,932,819	3,198	28,450	(2,496)	(43,737)	(21,051)	98,465

Net change in contract owners’ equity	483,836	13,462,084	4,819	30,587	9,234	(33,903)	(435)	126,300
Contract owners’ equity beginning of period	13,462,965	881	31,012	425	91,102	125,005	231,850	105,550

Contract owners’ equity end of period	$13,946,801	13,462,965	35,831	31,012	100,336	91,102	231,415	231,850

CHANGES IN UNITS:
Beginning units	1,713,387	171	3,848	69	11,102	19,559	24,401	13,239
Units purchased	116,444	1,887,171	145	3,804	3,872	4,746	2,730	14,060
Units redeemed	(286,349)	(173,955)	(376)	(25)	(4,289)	(13,203)	(4,937)	(2,898)

Ending units	1,543,482	1,713,387	3,617	3,848	10,685	11,102	22,194	24,401

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$648	2,656	1,459	2,689	4,095	9,487	396	1,177
Realized gain (loss) on investments	(5,432)	(15,240)	9,202	(1,945)	(7,014)	(25,086)	18,340	(9,013)
Change in unrealized gain (loss) on investments	42,231	62,440	(1,767)	10,388	109,435	144,263	17,960	40,832
Reinvested capital gains	15	-	3,613	285	-	41	-	69

Net increase (decrease) in contract owners’ equity resulting from operations	37,462	49,856	12,507	11,417	106,516	128,705	36,696	33,065

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,260	56,959	4,855	12,545	63,988	119,143	20,074	12,863
Transfers between funds	75,004	66,070	138,604	122,527	234,345	296,813	94,390	66,144
Surrenders (note 6)	(1,602)	(7,112)	-	(33,558)	(33,564)	(3,142)	(60,442)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	794	36	10,188	10,223	(88,916)	12,514	22,842	220
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,340)	(20,161)	(21,433)	(17,524)	(83,361)	(52,384)	(18,130)	(10,413)
Asset charges (note 3):
MSP contracts	(42)	-	(181)	(12,422)	(668)	(33)	-	(12,358)
SL contracts or LSFP contracts	-	(59)	-	(5,890)	-	(142)	-	(3,162)
Adjustments to maintain reserves	15	30	(1)	18,203	21	(371)	(1)	15,524

Net equity transactions	62,089	95,763	132,032	94,104	91,845	372,398	58,733	68,818

Net change in contract owners’ equity	99,551	145,619	144,539	105,521	198,361	501,103	95,429	101,883
Contract owners’ equity beginning of period	288,757	143,138	155,123	49,602	878,118	377,015	186,848	84,965

Contract owners’ equity end of period	$388,308	288,757	299,662	155,123	1,076,479	878,118	282,277	186,848

CHANGES IN UNITS:
Beginning units	32,282	19,781	15,102	5,445	95,191	49,590	21,636	12,378
Units purchased	10,980	18,274	14,667	15,335	35,875	54,063	14,212	10,955
Units redeemed	(4,437)	(5,773)	(2,321)	(5,678)	(25,795)	(8,462)	(6,860)	(1,697)

Ending units	38,825	32,282	27,448	15,102	105,271	95,191	28,988	21,636

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC1		NVCBD1		NVLCP1		TRF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,789	6,546	5,788	4,059	1,233	346	172,017	292,177
Realized gain (loss) on investments	34,001	(82)	2,330	1,244	1,727	177	(2,113,332)	(7,995,401)
Change in unrealized gain (loss) on investments	8,069	37,676	(903)	(4,369)	(669)	(354)	7,158,065	16,953,546
Reinvested capital gains	842	273	2,712	1,086	1,454	340	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	46,701	44,413	9,927	2,020	3,745	509	5,216,750	9,250,322

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,995	30,167	31,698	2,479	2,539	2,416	4,003,972	4,469,521
Transfers between funds	55,604	342,588	135,830	120,229	42,718	16,515	(613,246)	(798,299)
Surrenders (note 6)	(57,450)	-	(20,954)	-	-	(29)	(4,074,840)	(4,175,649)
Death Benefits (note 4)	-	-	-	-	-	-	(347,794)	(304,220)
Net policy repayments (loans) (note 5)	5,195	(3,392)	(2,526)	(2,439)	-	-	962,129	1,285,364
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(25)	(3,642)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,192)	(16,621)	(7,558)	(2,780)	(2,148)	(343)	(4,268,290)	(4,544,578)
Asset charges (note 3):
MSP contracts	(1,142)	(2,479)	(269)	(109)	(70)	(25)	(14,945)	(21)
SL contracts or LSFP contracts	-	(3,033)	(132)	(46)	-	(362)	(6,715)	-
Adjustments to maintain reserves	12	4,702	79	83	(5)	396	972	(18,095)

Net equity transactions	3,022	351,932	136,168	117,417	43,034	18,568	(4,358,782)	(4,089,619)

Net change in contract owners’ equity	49,723	396,345	146,095	119,437	46,779	19,077	857,968	5,160,703
Contract owners’ equity beginning of period	461,212	64,867	135,782	16,345	19,236	159	44,800,180	39,639,477

Contract owners’ equity end of period	$510,935	461,212	281,877	135,782	66,015	19,236	45,658,148	44,800,180

CHANGES IN UNITS:
Beginning units	47,131	7,773	12,632	1,649	1,673	16	1,463,886	1,622,115
Units purchased	10,931	42,690	17,488	11,485	3,876	1,688	149,335	196,282
Units redeemed	(10,118)	(3,332)	(5,445)	(502)	(216)	(31)	(286,793)	(354,511)

Ending units	47,944	47,131	24,675	12,632	5,333	1,673	1,326,428	1,463,886

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGF1		GBF		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$805	2,582	289,324	382,143	4,859	(3,721)	147	(996)
Realized gain (loss) on investments	75,518	(211,816)	186,867	95,531	(280,958)	(658,597)	21,362	(99,895)
Change in unrealized gain (loss) on investments	(66,505)	359,464	(429,591)	(384,218)	2,268,852	3,636,017	(16,660)	128,129
Reinvested capital gains	-	-	435,797	177,374	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,818	150,230	482,397	270,830	1,992,753	2,973,699	4,849	27,238

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,950	64,825	677,946	603,723	1,167,891	1,302,824	4	-
Transfers between funds	(521,971)	28,042	803,201	(2,745,589)	(93,975)	(383,491)	(181,723)	(154,543)
Surrenders (note 6)	(32,913)	(21,948)	(1,925,188)	(1,107,357)	(1,107,793)	(1,176,916)	(1,399)	(1,160)
Death Benefits (note 4)	-	(32,411)	(164,667)	(126,230)	(32,268)	(25,543)	-	(35,800)
Net policy repayments (loans) (note 5)	1,521	(4,474)	420,627	60,231	223,513	379,586	(62)	(4,162)
Deductions for surrender charges (note 2d)	-	-	(6,159)	-	(14)	(3,339)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,333)	(21,378)	(672,966)	(829,454)	(1,129,402)	(1,189,957)	(2,554)	(10,459)
Asset charges (note 3):
MSP contracts	(16)	(403)	(11,910)	(437)	(4,014)	(8,791)	(43)	(3,336)
SL contracts or LSFP contracts	(58)	(73)	(2,381)	(320)	(2,824)	(757)	(10)	(1,354)
Adjustments to maintain reserves	9	340	50	(14,534)	257	4,150	(5)	4,585

Net equity transactions	(548,811)	12,520	(881,447)	(4,159,967)	(978,629)	(1,102,234)	(185,792)	(206,229)

Net change in contract owners’ equity	(538,993)	162,750	(399,050)	(3,889,137)	1,014,124	1,871,465	(180,943)	(178,991)
Contract owners’ equity beginning of period	538,993	376,243	11,882,666	15,771,803	11,621,776	9,750,311	180,943	359,934

Contract owners’ equity end of period	$-	538,993	11,483,616	11,882,666	12,635,900	11,621,776	-	180,943

CHANGES IN UNITS:
Beginning units	40,536	37,173	443,767	659,060	682,645	761,318	13,805	32,799
Units purchased	924	15,415	54,410	27,990	84,869	129,275	-	659
Units redeemed	(41,460)	(12,052)	(94,535)	(243,283)	(135,611)	(207,948)	(13,805)	(19,653)

Ending units	-	40,536	403,642	443,767	631,903	682,645	-	13,805

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIX6		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$914	(802)	8,999	5,712	22,820	12,035	788	231
Realized gain (loss) on investments	55,381	(114,154)	(17,787)	(75,669)	(240,168)	(1,135,522)	(513)	(1)
Change in unrealized gain (loss) on investments	(49,084)	200,579	45,270	127,924	512,227	1,576,024	9,717	(518)
Reinvested capital gains	-	-	-	-	-	116,847	346	299

Net increase (decrease) in contract owners’ equity resulting from operations	7,211	85,623	36,482	57,967	294,879	569,384	10,338	11

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,932	37,054	11,983	6,156	137,113	154,941	17,089	235
Transfers between funds	(466,476)	(161,538)	1,887	221,991	58,045	264,173	163,987	41,739
Surrenders (note 6)	(29,981)	(77,559)	(2,609)	(16,698)	(293,268)	(990,008)	-	-
Death Benefits (note 4)	-	-	-	(3,435)	(9,277)	(15,952)	-	-
Net policy repayments (loans) (note 5)	17,520	6,005	(13,135)	1,449	59,448	160,907	(6,338)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	(443)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,251)	(31,861)	(13,231)	(9,493)	(112,824)	(167,231)	(2,096)	(68)
Asset charges (note 3):
MSP contracts	(11)	(1,527)	(1,535)	(262)	(472)	(2,032)	-	(26,386)
SL contracts or LSFP contracts	(132)	(86)	-	(51)	(213)	(1,383)	-	(11,472)
Adjustments to maintain reserves	8	1,258	(5)	312	(36)	2,996	4	37,857

Net equity transactions	(462,391)	(228,254)	(16,645)	199,969	(161,484)	(594,032)	172,646	41,905

Net change in contract owners’ equity	(455,180)	(142,631)	19,837	257,936	133,395	(24,648)	182,984	41,916
Contract owners’ equity beginning of period	455,180	597,811	533,967	276,031	2,074,340	2,098,988	41,916	-

Contract owners’ equity end of period	$-	455,180	553,804	533,967	2,207,735	2,074,340	224,900	41,916

CHANGES IN UNITS:
Beginning units	41,718	65,060	61,450	40,920	161,126	206,398	3,613	-
Units purchased	1,162	7,609	2,437	24,734	23,162	65,470	14,835	3,619
Units redeemed	(42,880)	(30,951)	(4,390)	(4,204)	(34,152)	(110,742)	(704)	(6)

Ending units	-	41,718	59,497	61,450	150,136	161,126	17,744	3,613

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$174	249	16,767	13,354	70,999	49,499	70,388	38,397
Realized gain (loss) on investments	3,763	252	3,654	(35,621)	(153,377)	(273,498)	(152,367)	(324,366)
Change in unrealized gain (loss) on investments	(2,320)	2,750	27,811	107,690	556,833	908,238	712,147	1,169,710
Reinvested capital gains	28	107	2,496	6,222	-	105,442	-	213,950

Net increase (decrease) in contract owners’ equity resulting from operations	1,645	3,358	50,728	91,645	474,455	789,681	630,168	1,097,691

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	589	18,999	46,695	39,378	289,638	299,598	371,498	350,481
Transfers between funds	2,398	556	(340,152)	428,901	220,817	269,698	(135,138)	89,512
Surrenders (note 6)	(18,047)	-	(25,606)	(123,388)	(678,150)	(537,561)	(498,756)	(639,862)
Death Benefits (note 4)	-	-	(4,244)	-	-	-	(18,048)	(15,487)
Net policy repayments (loans) (note 5)	(22)	(102)	7,820	(9,418)	53,657	47,335	275,778	58,088
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,216)	(2,504)	(50,441)	(62,539)	(320,970)	(352,557)	(336,296)	(390,645)
Asset charges (note 3):
MSP contracts	-	(846)	(599)	(80)	(9,887)	(212)	(3,889)	(130)
SL contracts or LSFP contracts	-	(19)	(307)	(21)	(881)	(241)	(1,233)	-
Adjustments to maintain reserves	(3)	870	9	(604)	176	(9,046)	(6)	(4,490)

Net equity transactions	(18,301)	16,954	(366,825)	272,229	(445,600)	(282,986)	(346,090)	(552,533)

Net change in contract owners’ equity	(16,656)	20,312	(316,097)	363,874	28,855	506,695	284,078	545,158
Contract owners’ equity beginning of period	20,312	-	1,247,174	883,300	4,960,513	4,453,818	5,469,542	4,924,384

Contract owners’ equity end of period	$3,656	20,312	931,077	1,247,174	4,989,368	4,960,513	5,753,620	5,469,542

CHANGES IN UNITS:
Beginning units	1,670	-	96,553	74,456	377,610	402,318	416,972	464,722
Units purchased	265	1,901	10,257	41,731	47,869	47,398	41,086	48,326
Units redeemed	(1,664)	(231)	(38,176)	(19,634)	(81,553)	(72,106)	(67,095)	(96,076)

Ending units	271	1,670	68,634	96,553	343,926	377,610	390,963	416,972

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUS1		MCIF		SAM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$42,824	26,593	10	800	36,009	19,992	(117,266)	(140,610)
Realized gain (loss) on investments	(47,456)	(82,458)	(19,872)	(210,379)	(164,091)	(409,379)	-	-
Change in unrealized gain (loss) on investments	222,079	349,270	25,166	290,240	1,249,099	1,647,145	-	-
Reinvested capital gains	-	39,489	-	-	5,482	132,345	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	217,447	332,894	5,304	80,661	1,126,499	1,390,103	(117,266)	(140,610)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	368,988	197,105	1,492	19,489	303,614	331,069	1,409,373	1,766,659
Transfers between funds	206,350	28,035	(127,362)	(206,888)	267,413	320,670	3,208,442	(525,683)
Surrenders (note 6)	(214,969)	(215,495)	(25,386)	(59,757)	(700,589)	(667,033)	(8,250,865)	(12,952,416)
Death Benefits (note 4)	(72,700)	-	-	-	(4,138)	(88,124)	(416,881)	(1,133,972)
Net policy repayments (loans) (note 5)	106,194	29,425	24,142	9,148	107,228	32,674	1,969,053	1,998,870
Deductions for surrender charges (note 2d)	-	-	-	-	(96)	(3,165)	(3,931)	(4,444)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(123,057)	(121,305)	(2,322)	(14,702)	(404,875)	(366,761)	(1,657,738)	(2,062,890)
Asset charges (note 3):
MSP contracts	(1,897)	(187)	(84)	(2,879)	(2,624)	(2,024)	(16,748)	(128)
SL contracts or LSFP contracts	(68)	-	(18)	(110)	(1,133)	(22)	(9,377)	(208)
Adjustments to maintain reserves	9	(1,374)	5	2,710	5,382	(1,269)	3,978	(37,938)

Net equity transactions	268,850	(83,796)	(129,533)	(252,989)	(429,818)	(443,985)	(3,764,694)	(12,952,150)

Net change in contract owners’ equity	486,297	249,098	(124,229)	(172,328)	696,681	946,118	(3,881,960)	(13,092,760)
Contract owners’ equity beginning of period	2,573,691	2,324,593	124,229	296,557	4,703,012	3,756,894	23,547,511	36,640,271

Contract owners’ equity end of period	$3,059,988	2,573,691	-	124,229	5,399,693	4,703,012	19,665,551	23,547,511

CHANGES IN UNITS:
Beginning units	198,359	204,094	10,618	33,991	315,025	343,666	1,378,217	2,100,716
Units purchased	144,446	25,400	182	1,140	34,294	65,898	270,836	228,267
Units redeemed	(126,863)	(31,135)	(10,800)	(24,513)	(60,285)	(94,539)	(479,295)	(950,766)

Ending units	215,942	198,359	-	10,618	289,034	315,025	1,169,758	1,378,217

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMIG3		GVDIVI		GVDIV3		NVMLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$11,014	6,684	4,438	4,437	13,624	14,541	(5,768)	466
Realized gain (loss) on investments	133,819	57,845	(39,454)	(38,442)	(458,264)	(354,770)	11,999	7,291
Change in unrealized gain (loss) on investments	463,985	640,587	44,744	107,015	470,450	538,289	90,582	35,793
Reinvested capital gains	-	-	-	-	-	-	69,818	-

Net increase (decrease) in contract owners’ equity resulting from operations	608,818	705,116	9,728	73,010	25,810	198,060	166,631	43,550

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	269,120	115,018	-	2	50,715	53,139	109,161	7,922
Transfers between funds	(237,798)	4,852,400	(30,587)	(12,870)	(201,976)	58,972	1,526,251	280,455
Surrenders (note 6)	(635,309)	(133,668)	(12,341)	(7,753)	(35,485)	(115,001)	(122,586)	(6,648)
Death Benefits (note 4)	(37,504)	(11,418)	-	-	-	(3,956)	-	(2,944)
Net policy repayments (loans) (note 5)	44,894	(1,375)	(913)	(4,252)	(13,140)	(11,110)	10,481	(1,923)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(89)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(301,670)	(126,055)	(10,216)	(12,426)	(36,900)	(46,069)	(79,328)	(6,241)
Asset charges (note 3):
MSP contracts	(1,998)	(2,441)	(30)	(7,209)	(176)	(699)	(663)	(130)
SL contracts or LSFP contracts	(31)	(3,423)	(26)	(4,753)	(228)	(288)	(504)	-
Adjustments to maintain reserves	(281)	5,026	174	11,907	(14,494)	15,232	183	1

Net equity transactions	(900,577)	4,694,064	(53,939)	(37,354)	(251,684)	(49,780)	1,442,906	270,492

Net change in contract owners’ equity	(291,759)	5,399,180	(44,211)	35,656	(225,874)	148,280	1,609,537	314,042
Contract owners’ equity beginning of period	5,400,637	1,457	316,375	280,719	1,046,998	898,718	315,353	1,311

Contract owners’ equity end of period	$5,108,878	5,400,637	272,164	316,375	821,124	1,046,998	1,924,890	315,353

CHANGES IN UNITS:
Beginning units	650,189	238	19,785	22,711	106,219	117,983	38,502	206
Units purchased	40,526	686,847	-	1,310	4,903	14,152	186,425	40,667
Units redeemed	(148,439)	(36,896)	(3,663)	(4,236)	(32,287)	(25,916)	(20,424)	(2,371)

Ending units	542,276	650,189	16,122	19,785	78,835	106,219	204,503	38,502

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,042	1,811	(149,335)	(56,454)	145,649	44,168	(4,505)	(4,187)
Realized gain (loss) on investments	27,141	6,796	650,941	150,206	337,837	75,165	(114,576)	(358,073)
Change in unrealized gain (loss) on investments	(8,401)	49,270	5,730,338	3,045,427	1,953,969	1,974,047	278,011	547,591
Reinvested capital gains	62,588	-	-	-	915,232	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,370	57,877	6,231,944	3,139,179	3,352,687	2,093,380	158,930	185,331

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	66,225	8,821	1,606,684	668,649	913,327	392,261	45,021	34,385
Transfers between funds	1,109,195	316,813	(1,116,465)	23,993,647	(206,759)	17,853,536	482,087	(184,267)
Surrenders (note 6)	(113,726)	(11,721)	(2,466,636)	(665,007)	(1,701,362)	(717,594)	(93,976)	(42,074)
Death Benefits (note 4)	(105)	-	(113,957)	(59,489)	(213,371)	(35,512)	-	(3,633)
Net policy repayments (loans) (note 5)	443	1,690	612,037	64,720	322,875	21,551	60,393	211
Deductions for surrender charges (note 2d)	-	-	(1)	(742)	-	(441)	(208)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,263)	(10,179)	(1,868,743)	(758,266)	(1,154,017)	(450,258)	(50,219)	(55,967)
Asset charges (note 3):
MSP contracts	(630)	-	(7,916)	(41)	(5,406)	(57)	(94)	(15)
SL contracts or LSFP contracts	(496)	(21)	(191)	(91)	(58)	(230)	(201)	(192)
Adjustments to maintain reserves	(17,392)	(152)	1,958	(2,816)	932	(1,686)	(33,921)	(95)

Net equity transactions	989,251	305,251	(3,353,230)	23,240,564	(2,043,839)	17,061,570	408,882	(251,647)

Net change in contract owners’ equity	1,074,621	363,128	2,878,714	26,379,743	1,308,848	19,154,950	567,812	(66,316)
Contract owners’ equity beginning of period	457,570	94,442	26,381,342	1,599	19,154,950	-	811,900	878,216

Contract owners’ equity end of period	$1,532,191	457,570	29,260,056	26,381,342	20,463,798	19,154,950	1,379,712	811,900

CHANGES IN UNITS:
Beginning units	56,861	14,906	3,336,243	255	2,193,163	-	139,140	190,708
Units purchased	129,127	43,670	243,322	3,539,540	133,362	2,341,212	83,108	17,221
Units redeemed	(18,938)	(1,715)	(645,014)	(203,552)	(356,835)	(148,049)	(30,036)	(68,789)

Ending units	167,050	56,861	2,934,551	3,336,243	1,969,690	2,193,163	192,212	139,140

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF		SCF		MSBF		NVSTB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,895	4,941	(38,393)	(35,569)	86,188	126,052	6,245	19,071
Realized gain (loss) on investments	(334,585)	(895,528)	(1,150,338)	(1,397,208)	87,447	(183,361)	13,022	8,184
Change in unrealized gain (loss) on investments	1,530,187	1,924,031	5,106,718	5,954,673	(12,157)	324,190	7,818	(9,264)
Reinvested capital gains	-	-	-	-	-	-	970	6,394

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,497	1,033,444	3,917,987	4,521,896	161,478	266,881	28,055	24,385

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	188,336	242,365	726,664	916,572	69,043	45,711	21,196	8,824
Transfers between funds	(151,845)	(419,326)	(350,240)	(1,072,590)	(50,143)	388,190	(1,242,639)	1,988,452
Surrenders (note 6)	(690,780)	(413,725)	(1,408,570)	(1,170,355)	(119,380)	(65,495)	(211,140)	(6,964)
Death Benefits (note 4)	(10,448)	(80,345)	(48,971)	(107,842)	(24,583)	(559)	(2,001)	-
Net policy repayments (loans) (note 5)	374,259	60,812	152,385	141,790	1,483	(18,268)	(4,904)	(3,744)
Deductions for surrender charges (note 2d)	-	(1,285)	(647)	(6,943)	(356)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(285,195)	(302,226)	(1,021,917)	(1,034,016)	(56,883)	(57,865)	(51,978)	(52,432)
Asset charges (note 3):
MSP contracts	(2,854)	(1,391)	(7,913)	(4,310)	(1,253)	(240)	(286)	(107)
SL contracts or LSFP contracts	(3,326)	(77)	(4,588)	(697)	(350)	(104)	-	(25)
Adjustments to maintain reserves	(486)	(4,247)	1,989	(6,740)	18	(583)	3	9

Net equity transactions	(582,339)	(919,445)	(1,961,808)	(2,345,131)	(182,404)	290,787	(1,491,749)	1,934,013

Net change in contract owners’ equity	619,158	113,999	1,956,179	2,176,765	(20,926)	557,668	(1,463,694)	1,958,398
Contract owners’ equity beginning of period	5,064,568	4,950,569	17,181,948	15,005,183	1,490,096	932,428	1,986,022	27,624

Contract owners’ equity end of period	$5,683,726	5,064,568	19,138,127	17,181,948	1,469,170	1,490,096	522,328	1,986,022

CHANGES IN UNITS:
Beginning units	268,719	331,900	551,540	646,383	97,315	75,257	188,046	2,787
Units purchased	16,425	26,848	28,104	41,936	14,577	32,276	4,457	191,688
Units redeemed	(45,417)	(90,029)	(86,295)	(136,779)	(24,132)	(10,218)	(143,967)	(6,429)

Ending units	239,727	268,719	493,349	551,540	87,760	97,315	48,536	188,046

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GGTC		GGTC3		GVUG1		NVOLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(646)	(2,074)	(744)	(1,596)	(770)	(2,430)	(14,004)	(20)
Realized gain (loss) on investments	52,062	(51,089)	106,386	(129,555)	(84,928)	(209,319)	10,218	941
Change in unrealized gain (loss) on investments	(45,360)	177,618	(90,155)	274,483	108,426	316,232	179,140	412
Reinvested capital gains	-	-	-	-	-	-	14,381	104

Net increase (decrease) in contract owners’ equity resulting from operations	6,056	124,455	15,487	143,332	22,728	104,483	189,735	1,437

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1)	57,009	65,274	96,813	21,555	33,077	152,068	25,056
Transfers between funds	(283,761)	(19,651)	(429,287)	34,593	(506,991)	(52,541)	54,649,887	(20,155)
Surrenders (note 6)	(26,102)	(20,017)	(110,556)	(36,934)	(13,537)	(51,544)	(213,325)	-
Death Benefits (note 4)	-	-	-	(3,442)	-	(32,861)	(25,203)	-
Net policy repayments (loans) (note 5)	(3,491)	(7,303)	19,157	19,402	(690)	966	(9,619)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	(288)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,394)	(12,334)	(10,691)	(27,194)	(3,990)	(36,689)	(176,242)	(60)
Asset charges (note 3):
MSP contracts	-	(246)	(46)	(141)	(25)	(318)	(1,306)	(2,642)
SL contracts or LSFP contracts	(7)	(136)	(44)	(298)	(50)	(165)	(1,270)	(621)
Adjustments to maintain reserves	1	373	1	342	13	240	106	3,265

Net equity transactions	(316,755)	(2,305)	(466,192)	83,141	(503,715)	(140,123)	54,375,096	4,843

Net change in contract owners’ equity	(310,699)	122,150	(450,705)	226,473	(480,987)	(35,640)	54,564,831	6,280
Contract owners’ equity beginning of period	310,699	188,549	450,705	224,232	480,987	516,627	6,280	-

Contract owners’ equity end of period	$-	310,699	-	450,705	-	480,987	54,571,111	6,280

CHANGES IN UNITS:
Beginning units	101,553	91,773	35,759	27,060	35,133	47,190	484	-
Units purchased	312	38,921	2,977	16,197	1,234	3,793	3,901,151	489
Units redeemed	(101,865)	(29,141)	(38,736)	(7,498)	(36,367)	(15,850)	(28,066)	(5)

Ending units	-	101,553	-	35,759	-	35,133	3,873,569	484

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		EIF		NVRE1		AMTB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$654	27	7,639	3,200	118,249	47,709	131,288	180,654
Realized gain (loss) on investments	282	16	(95,141)	(58,039)	471,775	35,768	(154,857)	(167,698)
Change in unrealized gain (loss) on investments	(2,671)	408	187,683	186,203	918,575	1,141,555	155,654	297,416
Reinvested capital gains	5,977	21	-	-	706,722	25,038	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,242	472	100,181	131,364	2,215,321	1,250,070	132,085	310,372

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,197	711	40,589	52,275	393,487	157,282	98,445	108,542
Transfers between funds	28,298	11,617	118,392	(30,232)	43,634	6,752,852	(32,848)	178,916
Surrenders (note 6)	(635)	-	(58,957)	(21,827)	(763,346)	(167,752)	(182,270)	(452,591)
Death Benefits (note 4)	-	-	-	-	(66,214)	(3,451)	(9,995)	(220,431)
Net policy repayments (loans) (note 5)	-	-	9,020	(57)	108,422	6,209	35,061	191,297
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(143)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,224)	(141)	(49,992)	(44,532)	(510,204)	(188,183)	(143,465)	(148,655)
Asset charges (note 3):
MSP contracts	-	(1,986)	(21)	(1,769)	(4,142)	(1,691)	(4,510)	(852)
SL contracts or LSFP contracts	-	(978)	(192)	(398)	(374)	(328)	(830)	(1,435)
Adjustments to maintain reserves	17	2,955	9	1,997	149	638	120	(2,547)

Net equity transactions	28,653	12,178	58,848	(44,543)	(798,588)	6,555,576	(240,435)	(347,756)

Net change in contract owners’ equity	32,895	12,650	159,029	86,821	1,416,733	7,805,646	(108,350)	(37,384)
Contract owners’ equity beginning of period	12,650	-	599,035	512,214	7,865,770	60,124	2,734,460	2,771,844

Contract owners’ equity end of period	$45,545	12,650	758,064	599,035	9,282,503	7,865,770	2,626,110	2,734,460

CHANGES IN UNITS:
Beginning units	974	-	43,440	47,456	1,074,065	10,683	154,968	167,488
Units purchased	2,571	986	12,006	6,228	79,274	1,119,993	11,309	25,561
Units redeemed	(229)	(12)	(7,697)	(10,244)	(174,399)	(56,611)	(26,566)	(38,081)

Ending units	3,316	974	47,749	43,440	978,940	1,074,065	139,711	154,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVBVI		AVCA		AVCDI		ALVGIA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$149	(380)	417	154	(968)	(903)	(1,441)	17,298
Realized gain (loss) on investments	97	(243,656)	(4,783)	(9,497)	(46,338)	(70,651)	(92,035)	(318,433)
Change in unrealized gain (loss) on investments	1,694	333,443	18,956	24,573	77,749	147,507	114,843	361,513
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,940	89,407	14,590	15,230	30,443	75,953	21,367	60,378

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,166	33,999	4,983	2,887	13,450	14,034	7,772	84,447
Transfers between funds	203	(251,203)	26,012	(688)	(43,349)	(6,086)	(84,010)	(112,719)
Surrenders (note 6)	-	(65,362)	(8,498)	(2,432)	(21,983)	(8,282)	(96,778)	(80,364)
Death Benefits (note 4)	-	(4,245)	-	-	(3,741)	(97)	-	(36,204)
Net policy repayments (loans) (note 5)	541	(12,931)	(269)	(9)	(4,115)	1,223	(3,544)	763
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(694)	(11,604)	(3,737)	(3,475)	(14,390)	(14,265)	(17,381)	(27,436)
Asset charges (note 3):
MSP contracts	-	(224)	(170)	(256)	(243)	(158)	(42)	(4,129)
SL contracts or LSFP contracts	(130)	(859)	(39)	(65)	(160)	(69)	(135)	(2,853)
Adjustments to maintain reserves	(15)	1,164	5	219	(1,105)	(105)	307	6,586

Net equity transactions	1,071	(311,265)	18,287	(3,819)	(75,636)	(13,805)	(193,811)	(171,909)

Net change in contract owners’ equity	3,011	(221,858)	32,877	11,411	(45,193)	62,148	(172,444)	(111,531)
Contract owners’ equity beginning of period	23,311	245,169	80,006	68,595	236,991	174,843	413,647	525,178

Contract owners’ equity end of period	$26,322	23,311	112,883	80,006	191,798	236,991	241,203	413,647

CHANGES IN UNITS:
Beginning units	1,851	29,537	6,867	7,156	15,199	15,929	33,089	50,347
Units purchased	169	2,530	3,134	1,902	927	1,861	846	8,172
Units redeemed	(73)	(30,216)	(1,540)	(2,191)	(5,718)	(2,591)	(16,655)	(25,430)

Ending units	1,947	1,851	8,461	6,867	10,408	15,199	17,280	33,089

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVSVA		ACVB		ACVCA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(125)	3,293	49,350	185,760	(11,028)	45,815	17,868	75,615
Realized gain (loss) on investments	(70,403)	(180,121)	(68,585)	(133,660)	(22,517)	472,010	(45,652)	(153,204)
Change in unrealized gain (loss) on investments	296,656	347,973	415,240	439,091	399,748	1,590,741	245,512	347,057
Reinvested capital gains	-	23,335	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,128	194,480	396,005	491,191	366,203	2,108,566	217,728	269,468

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	52,311	34,970	205,040	245,781	10,774	432,710	94,473	91,428
Transfers between funds	514,173	41,878	(88,405)	(293,076)	(10,077)	(9,817,300)	26,992	(210,147)
Surrenders (note 6)	(108,208)	(63,829)	(325,437)	(262,038)	(221,101)	(447,741)	(63,523)	(121,155)
Death Benefits (note 4)	-	(9,248)	(1,160)	(36,263)	(23,295)	(246,184)	-	(8,675)
Net policy repayments (loans) (note 5)	3,825	(15,051)	95,549	(1,602)	113,407	124,805	2,914	(7,045)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(7)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,583)	(32,223)	(250,562)	(284,771)	(43,313)	(533,018)	(106,124)	(123,061)
Asset charges (note 3):
MSP contracts	(648)	(68)	(2,647)	(1,028)	-	(16,064)	(1,965)	(1,326)
SL contracts or LSFP contracts	(226)	(120)	(693)	(596)	(1,064)	(19,964)	(420)	(897)
Adjustments to maintain reserves	(242)	(246)	101	(1,437)	(52)	32,510	181	130

Net equity transactions	403,402	(43,937)	(368,214)	(635,030)	(174,721)	(10,490,253)	(47,472)	(380,748)

Net change in contract owners’ equity	629,530	150,543	27,791	(143,839)	191,482	(8,381,687)	170,256	(111,280)
Contract owners’ equity beginning of period	701,630	551,087	3,909,078	4,052,917	1,370,164	9,751,851	1,666,143	1,777,423

Contract owners’ equity end of period	$1,331,160	701,630	3,936,869	3,909,078	1,561,646	1,370,164	1,836,399	1,666,143

CHANGES IN UNITS:
Beginning units	38,455	42,949	193,696	225,679	142,427	498,333	150,627	189,405
Units purchased	27,488	5,969	11,976	14,500	3,182	28,414	12,945	13,068
Units redeemed	(8,180)	(10,463)	(27,810)	(46,483)	(22,899)	(384,320)	(17,567)	(51,846)

Ending units	57,763	38,455	177,862	193,696	122,710	142,427	146,005	150,627

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIP2		ACVI		ACVI3		ACVMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$24,247	20,720	13,245	68,957	4,767	37,827	24,617	27,135
Realized gain (loss) on investments	64,635	(52,343)	(45,943)	(43,968)	6,093	(986,776)	81,482	(127,323)
Change in unrealized gain (loss) on investments	2,924	159,445	122,388	707,554	16,848	1,343,745	121,789	316,901
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,806	127,822	89,690	732,543	27,708	394,796	227,888	216,713

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	73,513	50,288	(146)	29	13,393	218,223	58,072	40,109
Transfers between funds	10,265	431,698	(34,929)	(3,452,953)	(13,227)	(2,245,870)	413,580	63,617
Surrenders (note 6)	(137,150)	(119,305)	(1,050)	(183,566)	(4,036)	(130,888)	(256,027)	(52,055)
Death Benefits (note 4)	(6,213)	(6,525)	(46,965)	(213,274)	-	(5,619)	-	(8,739)
Net policy repayments (loans) (note 5)	5,217	(24,891)	(11,559)	9,921	9,728	72,213	27,760	(2,104)
Deductions for surrender charges (note 2d)	(827)	-	-	(552)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(80,149)	(76,137)	(29,031)	(160,693)	(7,617)	(94,999)	(71,264)	(54,645)
Asset charges (note 3):
MSP contracts	(2,257)	(708)	-	-	-	(737)	(469)	(605)
SL contracts or LSFP contracts	(340)	(2,345)	(1,402)	(12)	(879)	(1,000)	(81)	-
Adjustments to maintain reserves	262	684	6,566	(2,198)	(4)	688	161	359

Net equity transactions	(137,679)	252,759	(118,516)	(4,003,298)	(2,642)	(2,187,989)	171,732	(14,063)

Net change in contract owners’ equity	(45,873)	380,581	(28,826)	(3,270,755)	25,066	(1,793,193)	399,620	202,650
Contract owners’ equity beginning of period	1,882,843	1,502,262	825,280	4,096,035	218,930	2,012,123	998,561	795,911

Contract owners’ equity end of period	$1,836,970	1,882,843	796,454	825,280	243,996	218,930	1,398,181	998,561

CHANGES IN UNITS:
Beginning units	144,951	126,827	71,570	296,608	17,215	215,550	78,174	80,555
Units purchased	17,049	44,213	486	903	1,413	27,606	35,270	7,974
Units redeemed	(26,925)	(26,089)	(13,074)	(225,941)	(1,693)	(225,941)	(21,204)	(10,355)

Ending units	135,075	144,951	58,982	71,570	16,935	17,215	92,240	78,174

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVVS1		DVSCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$75	(69)	74,418	362,681	-	(2,307)	644	21,462
Realized gain (loss) on investments	836	(155,354)	(1,921,986)	(1,068,970)	977	(751,238)	(284,510)	(286,202)
Change in unrealized gain (loss) on investments	4,285	209,208	2,553,230	1,911,775	6,768	813,819	603,634	332,193
Reinvested capital gains	-	-	-	-	-	-	-	179,994

Net increase (decrease) in contract owners’ equity resulting from operations	5,196	53,785	705,662	1,205,486	7,745	60,274	319,768	247,447

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	965	18,703	246,919	353,417	610	31,531	50,235	72,086
Transfers between funds	(3,904)	(301,217)	(7,283,409)	(485,622)	1,112	(754,220)	202,564	152,215
Surrenders (note 6)	-	(11,516)	(844,162)	(178,377)	(6,252)	(207,208)	(88,311)	(88,992)
Death Benefits (note 4)	-	-	(166,012)	(190,376)	-	-	(15,267)	-
Net policy repayments (loans) (note 5)	(1,060)	209	313,996	(194,335)	1,052	17,817	11,771	1,006
Deductions for surrender charges (note 2d)	-	-	-	(7)	-	-	(539)	(292)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,957)	(17,544)	(349,908)	(414,578)	(332)	(38,443)	(70,728)	(61,932)
Asset charges (note 3):
MSP contracts	-	(1,641)	(3,727)	(17,293)	-	(6,742)	(1,191)	(4,125)
SL contracts or LSFP contracts	(74)	(613)	(2,783)	(6,817)	(108)	(3,079)	(689)	(1,565)
Adjustments to maintain reserves	(6)	2,091	1,047	17,264	129	9,659	20	4,152

Net equity transactions	(14,036)	(311,528)	(8,088,039)	(1,116,724)	(3,789)	(950,685)	87,865	72,553

Net change in contract owners’ equity	(8,840)	(257,743)	(7,382,377)	88,762	3,956	(890,411)	407,633	320,000
Contract owners’ equity beginning of period	48,643	306,386	7,382,495	7,293,733	38,059	928,470	1,375,112	1,055,112

Contract owners’ equity end of period	$39,803	48,643	118	7,382,495	42,015	38,059	1,782,745	1,375,112

CHANGES IN UNITS:
Beginning units	4,809	40,756	344,330	407,405	3,463	105,453	105,104	100,682
Units purchased	174	3,323	16,747	31,802	279	6,690	16,510	25,549
Units redeemed	(1,579)	(39,270)	(361,072)	(94,877)	(656)	(108,680)	(12,351)	(21,127)

Ending units	3,404	4,809	5	344,330	3,086	3,463	109,263	105,104

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSIF		DSRG		DCAP		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$545,949	607,335	15,695	19,488	62,611	76,753	(5)	1,608
Realized gain (loss) on investments	(150,431)	(2,289,404)	(226,351)	(621,107)	(89,996)	(94,927)	43,536	(90,896)
Change in unrealized gain (loss) on investments	5,266,684	8,161,497	981,668	2,134,876	551,624	470,553	(1,447)	116,860
Reinvested capital gains	-	2,467,459	-	-	-	280,064	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,662,202	8,946,887	771,012	1,533,257	524,239	732,443	42,084	27,572

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,075,686	2,858,252	508,762	576,928	167,316	209,359	32,736	16,751
Transfers between funds	(1,080,734)	(524,735)	(136,584)	(166,170)	(262,342)	16,056	163,212	(26,957)
Surrenders (note 6)	(3,766,177)	(3,832,092)	(505,456)	(531,739)	(149,885)	(274,461)	(125,882)	(26,388)
Death Benefits (note 4)	(216,523)	(1,126,262)	(41,813)	(99,225)	(8,215)	(61,854)	-	-
Net policy repayments (loans) (note 5)	327,567	632,252	142,945	137,215	2,486	404	17,101	21,978
Deductions for surrender charges (note 2d)	(2,230)	(14,376)	-	(505)		-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,686,774)	(2,895,335)	(491,750)	(525,890)	(202,606)	(219,227)	(12,477)	(12,892)
Asset charges (note 3):
MSP contracts	(19,806)	(16,491)	(1,528)	(1,262)	(845)	(229)	-	(502)
SL contracts or LSFP contracts	(18,221)	(13,110)	(912)	(611)	(2,160)	-	(10)	-
Adjustments to maintain reserves	13,527	(6,253)	52	(334)	(118)	(2,720)	17	517

Net equity transactions	(3,373,685)	(4,938,150)	(526,284)	(611,593)	(456,369)	(333,288)	74,697	(27,493)

Net change in contract owners’ equity	2,288,517	4,008,737	244,728	921,664	67,870	399,155	116,781	79
Contract owners’ equity beginning of period	42,405,284	38,396,547	5,943,547	5,021,883	4,101,055	3,701,900	110,299	110,220

Contract owners’ equity end of period	$44,693,801	42,405,284	6,188,275	5,943,547	4,168,925	4,101,055	227,080	110,299

CHANGES IN UNITS:
Beginning units	1,778,613	2,042,056	267,823	300,201	295,226	329,459	10,395	13,008
Units purchased	125,210	252,180	25,524	35,824	17,740	51,879	15,863	2,596
Units redeemed	(281,855)	(515,623)	(48,357)	(68,202)	(48,785)	(86,112)	(9,883)	(5,209)

Ending units	1,621,968	1,778,613	244,990	267,823	264,181	295,226	16,375	10,395

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DGI		FVCA2P		FALF		FVMOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$9,991	11,137	166	1,214	849	726	6,275	2,671
Realized gain (loss) on investments	(13,239)	(42,235)	2,251	(5,242)	(12,854)	(79,078)	(12,504)	1,739
Change in unrealized gain (loss) on investments	237,546	363,806	14,584	12,506	13,689	74,821	9,118	(10,571)
Reinvested capital gains	-	-	-	-	-	-	-	4,242

Net increase (decrease) in contract owners’ equity resulting from operations	234,298	332,708	17,001	8,478	1,684	(3,531)	2,889	(1,919)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	83,764	91,447	5,522	2,860	552	3,869	334	34,703
Transfers between funds	(15,413)	(50,704)	137,131	17,583	(46,309)	(39,858)	(294,574)	75,436
Surrenders (note 6)	(83,009)	(121,008)	(9,318)	(721)	-	-	-	(59,071)
Death Benefits (note 4)	(18,078)	(3,072)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	5,632	(4,675)	(4,121)	1,072	-	-	(6)	16,121
Deductions for surrender charges (note 2d)	-	(2,521)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,008)	(115,403)	(3,241)	(2,518)	(176)	(1,397)	(2,319)	(21,455)
Asset charges (note 3):
MSP contracts	(671)	(877)	-	(10,453)	-	(1,177)	(92)	(1,433)
SL contracts or LSFP contracts	(1,009)	(1,200)	-	(9,125)	-	-	-	(868)
Adjustments to maintain reserves	(6)	396	3	19,624	(5)	1,193	9	1,717

Net equity transactions	(139,798)	(207,617)	125,976	18,322	(45,938)	(37,370)	(296,648)	45,150

Net change in contract owners’ equity	94,500	125,091	142,977	26,800	(44,254)	(40,901)	(293,759)	43,231
Contract owners’ equity beginning of period	1,418,072	1,292,981	72,202	45,402	44,254	85,155	293,759	250,528

Contract owners’ equity end of period	$1,512,572	1,418,072	215,179	72,202	-	44,254	-	293,759

CHANGES IN UNITS:
Beginning units	114,430	133,481	5,552	3,936	3,932	8,634	29,005	24,932
Units purchased	7,342	15,064	10,350	1,863	49	403	44	8,919
Units redeemed	(18,871)	(34,115)	(1,253)	(247)	(3,981)	(5,105)	(29,049)	(4,846)

Ending units	102,901	114,430	14,649	5,552	-	3,932	-	29,005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FQB		FEIP		FHIP		FAMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$98,874	93,671	492,556	622,527	782,564	811,690	151,005	222,733
Realized gain (loss) on investments	149,792	(53,184)	(2,179,402)	(4,141,410)	(376,377)	(1,001,506)	(200,988)	(1,002,406)
Change in unrealized gain (loss) on investments	(81,507)	263,048	7,059,518	13,456,571	1,021,735	4,248,208	1,763,555	4,158,742
Reinvested capital gains	-	-	-	-	-	-	71,021	21,106

Net increase (decrease) in contract owners’ equity resulting from operations	167,159	303,535	5,372,672	9,937,688	1,427,922	4,058,392	1,784,593	3,400,175

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	54,038	60,312	2,184,914	2,455,280	19,909	28,354	614,227	711,585
Transfers between funds	87,265	658,181	(968,070)	(1,270,227)	(448,273)	(213,276)	(206,110)	(652,745)
Surrenders (note 6)	(250,605)	(130,975)	(3,630,895)	(3,910,307)	(1,053,989)	(1,039,086)	(835,171)	(1,413,302)
Death Benefits (note 4)	(322,352)	(2,296)	(576,058)	(436,420)	(202,397)	(99,000)	(223,679)	(188,887)
Net policy repayments (loans) (note 5)	(14,597)	(19,346)	796,378	446,043	(163,539)	(33,352)	270,605	84,942
Deductions for surrender charges (note 2d)	(1,010)	(198)	(98)	(17,015)	-	(4,180)	(460)	(669)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(89,506)	(90,376)	(2,776,286)	(2,969,720)	(557,272)	(688,321)	(833,888)	(928,364)
Asset charges (note 3):
MSP contracts	(2,617)	(1,983)	(19,029)	(2,766)	(6,658)	(777)	(4,748)	(182)
SL contracts or LSFP contracts	(603)	(826)	(6,622)	(2,056)	(3,476)	(1,119)	(1,150)	(753)
Adjustments to maintain reserves	27	641	41	(19,045)	6,607	(7,708)	146	(4,215)

Net equity transactions	(539,960)	473,134	(4,995,725)	(5,726,233)	(2,409,088)	(2,058,465)	(1,220,228)	(2,392,590)

Net change in contract owners’ equity	(372,801)	776,669	376,947	4,211,455	(981,166)	1,999,927	564,365	1,007,585
Contract owners’ equity beginning of period	2,091,678	1,315,009	41,440,988	37,229,533	12,298,220	10,298,293	14,083,106	13,075,521

Contract owners’ equity end of period	$1,718,877	2,091,678	41,817,935	41,440,988	11,317,054	12,298,220	14,647,471	14,083,106

CHANGES IN UNITS:
Beginning units	150,260	113,494	1,255,445	1,468,505	512,065	598,157	541,670	641,239
Units purchased	10,016	62,710	67,350	93,606	4,337	13,177	35,011	36,310
Units redeemed	(46,716)	(25,944)	(220,723)	(306,666)	(122,639)	(99,269)	(71,421)	(135,879)

Ending units	113,560	150,260	1,102,072	1,255,445	393,763	512,065	505,260	541,670

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCP		FNRS2		FF10S		FF20S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(187,201)	332,557	(6,352)	(9,477)	4,927	10,801	14,659	18,359
Realized gain (loss) on investments	(4,727,104)	(3,403,697)	(809,485)	(681,476)	27,038	(123,800)	(44,236)	(128,187)
Change in unrealized gain (loss) on investments	10,718,921	15,345,247	1,349,889	2,000,398	4,464	180,691	136,728	252,728
Reinvested capital gains	7	10,716	-	-	6,695	4,737	7,307	9,217

Net increase (decrease) in contract owners’ equity resulting from operations	5,804,623	12,284,823	534,052	1,309,445	43,124	72,429	114,458	152,117

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,887,628	2,137,372	225,531	236,866	16,041	11,431	48,393	29,341
Transfers between funds	(46,234,738)	(2,989,906)	(759,724)	260,248	76,121	(294,920)	173,893	(103,735)
Surrenders (note 6)	(2,948,273)	(3,970,568)	(426,366)	(346,255)	(84,140)	(4,253)	(51,139)	(2,579)
Death Benefits (note 4)	(394,024)	(155,968)	231	(33,618)	-	(1,781)	-	-
Net policy repayments (loans) (note 5)	125,431	195,386	58,709	36,297	(58,390)	(1,009)	9,332	4,481
Deductions for surrender charges (note 2d)	(147)	(1,211)	(33)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,218,270)	(2,513,604)	(233,332)	(265,001)	(17,165)	(17,421)	(56,617)	(41,473)
Asset charges (note 3):
MSP contracts	(15,498)	(516)	(1,462)	(286)	(452)	(588)	(203)	(391)
SL contracts or LSFP contracts	(12,946)	-	(602)	(671)	-	(172)	-	(157)
Adjustments to maintain reserves	1,094	(28,878)	8,747	(881)	(3)	554	5	71

Net equity transactions	(49,809,743)	(7,327,893)	(1,128,301)	(113,301)	(67,988)	(308,159)	123,664	(114,442)

Net change in contract owners’ equity	(44,005,120)	4,956,930	(594,249)	1,196,144	(24,864)	(235,730)	238,122	37,675
Contract owners’ equity beginning of period	44,022,311	39,065,381	4,157,346	2,961,202	363,265	598,995	754,007	716,332

Contract owners’ equity end of period	$17,191	44,022,311	3,563,097	4,157,346	338,401	363,265	992,129	754,007

CHANGES IN UNITS:
Beginning units	1,506,139	1,814,238	275,665	288,368	31,022	63,034	65,246	79,058
Units purchased	64,217	95,249	15,319	53,962	6,325	2,917	18,938	7,995
Units redeemed	(1,569,882)	(403,348)	(91,626)	(66,665)	(11,610)	(34,929)	(8,851)	(21,807)

Ending units	474	1,506,139	199,358	275,665	25,737	31,022	75,333	65,246

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF30S		FGOP		FGP		FHIPR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,821	8,150	(10,403)	(397)	(148,585)	(62,525)	244,321	213,155
Realized gain (loss) on investments	(50,305)	(30,149)	282,097	(146,762)	(3,426,724)	(5,256,306)	46,624	(322,408)
Change in unrealized gain (loss) on investments	160,543	152,638	253,729	925,998	13,984,180	16,323,642	111,244	979,571
Reinvested capital gains	6,330	6,723	-	-	165,341	38,375	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	127,389	137,362	525,423	778,839	10,574,212	11,043,186	402,189	870,318

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,359	42,857	155,887	195,138	3,475,714	3,956,462	615,677	753,819
Transfers between funds	239,571	51,268	(2,798,672)	(98,755)	(1,299,841)	(1,368,369)	(157,442)	519,767
Surrenders (note 6)	(90,998)	(3,978)	(93,938)	(244,357)	(3,968,463)	(3,906,289)	(269,893)	(612,064)
Death Benefits (note 4)	-	-	(8,588)	(88,059)	(298,323)	(1,106,153)	(258,557)	(2,522)
Net policy repayments (loans) (note 5)	3,043	(15,777)	20,320	57,122	860,524	1,089,762	338,817	269,945
Deductions for surrender charges (note 2d)	(106)	-	-	(8)	(125)	(11,745)	-	(76)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,080)	(41,556)	(158,837)	(166,179)	(3,702,025)	(3,882,075)	(358,551)	(324,349)
Asset charges (note 3):
MSP contracts	-	(47)	(1,103)	(1,476)	(11,714)	(1,586)	(1,642)	(32)
SL contracts or LSFP contracts	-	(34)	(1,091)	(355)	(9,426)	(325)	-	-
Adjustments to maintain reserves	7	106	39	(223)	(1,985)	(21,035)	(7)	(1,083)

Net equity transactions	149,796	32,839	(2,885,983)	(347,152)	(4,955,664)	(5,251,353)	(91,598)	603,405

Net change in contract owners’ equity	277,185	170,201	(2,360,560)	431,687	5,618,548	5,791,833	310,591	1,473,723
Contract owners’ equity beginning of period	601,088	430,887	2,360,695	1,929,008	49,120,932	43,329,099	3,238,333	1,764,610

Contract owners’ equity end of period	$878,273	601,088	135	2,360,695	54,739,480	49,120,932	3,548,924	3,238,333

CHANGES IN UNITS:
Beginning units	53,384	49,973	245,652	297,576	1,720,372	1,982,815	307,527	239,614
Units purchased	26,650	10,091	23,571	92,308	105,816	167,754	85,324	154,704
Units redeemed	(12,571)	(6,680)	(269,211)	(144,232)	(261,967)	(430,197)	(95,233)	(86,791)

Ending units	67,463	53,384	12	245,652	1,564,221	1,720,372	297,618	307,527

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FOP		FOSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$141,818	311,272	(19,901)	5,664	64,183	115,296	34,903	67,500
Realized gain (loss) on investments	43,408	(28,931)	(511,199)	(917,843)	285,408	226,630	(496,534)	(481,927)
Change in unrealized gain (loss) on investments	79,977	219,877	2,674,424	3,081,963	523,648	1,378,448	926,695	1,382,081
Reinvested capital gains	51,273	15,861	27,395	34,403	14,566	24,404	8,307	13,194

Net increase (decrease) in contract owners’ equity resulting from operations	316,476	518,079	2,170,719	2,204,187	887,805	1,744,778	473,371	980,848

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	294,434	150,186	393,106	475,431	25,025	1,312	539,816	731,624
Transfers between funds	41,028	970,442	1,182,695	183,382	(283,981)	(281,846)	(273,596)	(50,432)
Surrenders (note 6)	(113,066)	(123,018)	(1,681,233)	(650,930)	(273,577)	(714,161)	(647,825)	(869,849)
Death Benefits (note 4)	(28,257)	(102,184)	(521,440)	(22,835)	(68,296)	(40,247)	(11,562)	(25,490)
Net policy repayments (loans) (note 5)	13,569	(9,894)	538,337	(56,894)	(26,690)	36,190	195,233	572,888
Deductions for surrender charges (note 2d)	-	-	(2)	-	-	-	(2)	(7)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(166,046)	(156,717)	(422,848)	(400,245)	(320,716)	(384,050)	(385,521)	(370,844)
Asset charges (note 3):
MSP contracts	(2,416)	(846)	(2,129)	(252)	(2,932)	(32)	(927)	(31)
SL contracts or LSFP contracts	(711)	(2,881)	(1,249)	(299)	(2,118)	(72)	(1,105)	(39)
Adjustments to maintain reserves	49	1,497	1,800	(2,083)	196	(4,385)	143	(1,776)

Net equity transactions	38,584	726,585	(512,963)	(474,725)	(953,089)	(1,387,291)	(585,346)	(13,956)

Net change in contract owners’ equity	355,060	1,244,664	1,657,756	1,729,462	(65,284)	357,487	(111,975)	966,892
Contract owners’ equity beginning of period	4,358,516	3,113,852	7,674,606	5,945,144	8,308,352	7,950,865	4,817,763	3,850,871

Contract owners’ equity end of period	$4,713,576	4,358,516	9,332,362	7,674,606	8,243,068	8,308,352	4,705,788	4,817,763

CHANGES IN UNITS:
Beginning units	340,326	279,635	346,963	374,639	375,589	456,952	401,833	404,291
Units purchased	33,321	103,969	66,360	43,428	6,414	6,564	61,761	89,264
Units redeemed	(30,367)	(43,278)	(83,876)	(71,104)	(42,677)	(87,927)	(114,465)	(91,722)

Ending units	343,280	340,326	329,447	346,963	339,326	375,589	349,129	401,833

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(511)	1,034	66,273	56,908	31,026	33,780	10,625	32,072
Realized gain (loss) on investments	(209,282)	(322,411)	(87,740)	(140,222)	(132,891)	(270,608)	(441,868)	(284,296)
Change in unrealized gain (loss) on investments	487,808	746,805	131,792	305,858	549,583	630,706	1,171,534	757,121
Reinvested capital gains	-	-	-	-	-	-	-	101,518

Net increase (decrease) in contract owners’ equity resulting from operations	278,015	425,428	110,325	222,544	447,718	393,878	740,291	606,415

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,389	71,587	44,393	40,876	113,713	144,927	164,909	158,748
Transfers between funds	(124,893)	242,601	129,391	164,055	137,758	(492,396)	391,092	86,020
Surrenders (note 6)	(125,640)	(49,095)	(567,128)	(55,332)	(259,757)	(209,922)	(103,450)	(214,475)
Death Benefits (note 4)	(7,842)	(35,639)	(383)	-	(1,229)	(2,560)	(1,784)	(4,313)
Net policy repayments (loans) (note 5)	77,602	32,203	340,561	(11,467)	119,506	(169,532)	9,250	(23,544)
Deductions for surrender charges (note 2d)	(70)	-	-	-	(302)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,292)	(49,174)	(55,043)	(50,657)	(123,278)	(134,769)	(109,119)	(98,484)
Asset charges (note 3):
MSP contracts	(447)	(3,609)	(1,026)	-	(206)	-	(951)	(83)
SL contracts or LSFP contracts	(1,123)	(9,363)	-	(95)	(702)	(18)	(261)	(12)
Adjustments to maintain reserves	(1,057)	12,070	(16)	(385)	1,076	(868)	(734)	(619)

Net equity transactions	(207,373)	211,581	(109,251)	86,995	(13,421)	(865,138)	348,952	(96,762)

Net change in contract owners’ equity	70,642	637,009	1,074	309,539	434,297	(471,260)	1,089,243	509,653
Contract owners’ equity beginning of period	1,274,607	637,598	1,046,977	737,438	2,418,635	2,889,895	2,674,518	2,164,865

Contract owners’ equity end of period	$1,345,249	1,274,607	1,048,051	1,046,977	2,852,932	2,418,635	3,763,761	2,674,518

CHANGES IN UNITS:
Beginning units	101,057	79,227	96,037	91,335	178,745	250,263	153,402	160,287
Units purchased	13,746	34,329	16,215	20,429	16,986	17,164	30,021	23,530
Units redeemed	(30,227)	(12,499)	(26,512)	(15,727)	(20,583)	(88,682)	(14,614)	(30,415)

Ending units	84,576	101,057	85,740	96,037	175,148	178,745	168,809	153,402

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVDM3		TIF		TIF3		FTVGI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$19,231	38,139	4,643	11,500	14,643	43,777	31,992	346,480
Realized gain (loss) on investments	(197,972)	(435,084)	(3,013)	(51,231)	(189,901)	(514,026)	124,788	(14,861)
Change in unrealized gain (loss) on investments	446,713	1,050,776	21,711	118,728	251,270	791,793	211,859	85,365
Reinvested capital gains	-	4,161	-	14,644	-	59,468	8,426	-

Net increase (decrease) in contract owners’ equity resulting from operations	267,972	657,992	23,341	93,641	76,012	381,012	377,065	416,984

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	98,983	73,066	-	-	74,301	89,311	71,117	115,932
Transfers between funds	(99,806)	362,877	(6,890)	(31,476)	(5,821)	(470,941)	497,048	(4,536)
Surrenders (note 6)	(77,867)	(47,882)	(50)	(105,509)	(111,525)	(114,136)	(126,347)	(632,296)
Death Benefits (note 4)	(138)	(1,801)	-	-	-	(2,459)	-	(5,550)
Net policy repayments (loans) (note 5)	(14,266)	(44,352)	(5,138)	(1,361)	2,101	(18,230)	(45,307)	(2,451)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(13)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,813)	(73,885)	(9,286)	(15,057)	(44,761)	(53,590)	(90,797)	(85,918)
Asset charges (note 3):
MSP contracts	(575)	(3,448)	(31)	(2,271)	(231)	(3,763)	(1,720)	(1,090)
SL contracts or LSFP contracts	(379)	(841)	-	(1,882)	(282)	(1,969)	(269)	(1,205)
Adjustments to maintain reserves	22	3,823	9	4,103	458	3,938	13	465

Net equity transactions	(171,839)	267,557	(21,386)	(153,453)	(85,760)	(571,852)	303,738	(616,649)

Net change in contract owners’ equity	96,133	925,549	1,955	(59,812)	(9,748)	(190,840)	680,803	(199,665)
Contract owners’ equity beginning of period	1,746,757	821,208	318,472	378,284	1,242,170	1,433,010	2,481,320	2,680,985

Contract owners’ equity end of period	$1,842,890	1,746,757	320,427	318,472	1,232,422	1,242,170	3,162,123	2,481,320

CHANGES IN UNITS:
Beginning units	103,652	83,754	16,360	26,503	98,088	154,395	162,587	207,527
Units purchased	10,145	33,106	-	-	7,457	11,322	38,696	11,962
Units redeemed	(20,368)	(13,208)	(1,139)	(10,143)	(15,199)	(67,629)	(19,249)	(56,902)

Ending units	93,429	103,652	15,221	16,360	90,346	98,088	182,034	162,587

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVFA2		AMBP		AMTG		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,202	597	85	753	(8,820)	(37,241)	(51)	(2,056)
Realized gain (loss) on investments	2,740	1,672	(739)	(95,075)	73,956	1,742,544	2,255	(83,275)
Change in unrealized gain (loss) on investments	423	2,345	7,164	117,163	382,348	(249,783)	18,475	243,444
Reinvested capital gains	5	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,370	4,614	6,510	22,841	447,484	1,455,520	20,679	158,113

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,569	672	4,223	7,081	30,959	507,047	(28)	51,000
Transfers between funds	31,818	14,464	(18,931)	(114,597)	(173,785)	(8,807,216)	90,371	(1,089,516)
Surrenders (note 6)	(492)	(2,681)	(5,585)	-	(134,730)	(852,280)	(9,795)	(16,521)
Death Benefits (note 4)	-	-	-	-	(50,893)	(70,205)	-	-
Net policy repayments (loans) (note 5)	(5,406)	3,756	468	(43,334)	5,918	338,090	9,838	834
Deductions for surrender charges (note 2d)	-	-	-	-	(1,258)	(1,939)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,433)	(1,109)	(3,082)	(7,017)	(46,243)	(576,566)	(5,383)	(40,598)
Asset charges (note 3):
MSP contracts	(80)	(7,421)	-	(65)	-	(80)	-	(1,367)
SL contracts or LSFP contracts	-	(3,121)	-	-	(2,635)	(67)	(267)	(257)
Adjustments to maintain reserves	2	10,521	102	73	24	(3,402)	1	1,118

Net equity transactions	27,978	15,081	(22,805)	(157,859)	(372,643)	(9,466,618)	84,737	(1,095,307)

Net change in contract owners’ equity	32,348	19,695	(16,295)	(135,018)	74,841	(8,011,098)	105,416	(937,194)
Contract owners’ equity beginning of period	29,982	10,287	48,242	183,260	1,754,337	9,765,435	108,993	1,046,187

Contract owners’ equity end of period	$62,330	29,982	31,947	48,242	1,829,178	1,754,337	214,409	108,993

CHANGES IN UNITS:
Beginning units	3,486	1,551	3,324	19,249	202,855	542,560	9,302	111,984
Units purchased	5,238	3,972	289	652	6,261	38,629	7,742	4,445
Units redeemed	(2,118)	(2,037)	(1,910)	(16,577)	(46,778)	(378,334)	(660)	(107,127)

Ending units	6,606	3,486	1,703	3,324	162,338	202,855	16,384	9,302

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMMCGS		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,094	(68)	-	(942)	10,811	29,011	48	(119)
Realized gain (loss) on investments	2,168	(144,596)	2,572	(169,871)	157,922	(8,969,691)	2,972	(93,995)
Change in unrealized gain (loss) on investments	(960)	180,074	(1,662)	209,833	197,181	13,210,302	973	120,645
Reinvested capital gains	-	-	-	-	-	301,955	-	261

Net increase (decrease) in contract owners’ equity resulting from operations	3,302	35,410	910	39,020	365,914	4,571,577	3,993	26,792

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	8,751	668	15,957	86,898	688,890	723	6,418
Transfers between funds	(17,591)	(202,470)	(10,876)	(330,700)	(365,504)	(12,299,036)	(1)	(121,775)
Surrenders (note 6)	-	(10,624)	-	(30,373)	(272,303)	(1,187,690)	-	(19,844)
Death Benefits (note 4)	-	-	-	-	(49,372)	(140,035)	-	-
Net policy repayments (loans) (note 5)	-	775	2	2,146	25,661	58,627	(8,876)	(153)
Deductions for surrender charges (note 2d)	-	-	-	-	(481)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75)	(6,347)	(61)	(12,817)	(61,296)	(620,472)	(1,718)	(5,026)
Asset charges (note 3):
MSP contracts	-	(53)	-	(120)	-	(27)	-	(247)
SL contracts or LSFP contracts	(70)	(183)	(35)	(85)	(9,875)	-	(67)	-
Adjustments to maintain reserves	(1)	150	-	181	2	(12,880)	(2)	171

Net equity transactions	(17,737)	(210,001)	(10,302)	(355,811)	(646,270)	(13,512,623)	(9,941)	(140,456)

Net change in contract owners’ equity	(14,435)	(174,591)	(9,392)	(316,791)	(280,356)	(8,941,046)	(5,948)	(113,664)
Contract owners’ equity beginning of period	16,699	191,290	9,392	326,183	3,174,688	12,115,734	23,120	136,784

Contract owners’ equity end of period	$2,264	16,699	-	9,392	2,894,332	3,174,688	17,172	23,120

CHANGES IN UNITS:
Beginning units	1,548	24,289	558	26,201	181,820	711,690	2,195	19,235
Units purchased	-	1,323	39	1,422	5,056	61,116	55	651
Units redeemed	(1,376)	(24,064)	(597)	(27,065)	(52,612)	(590,986)	(956)	(17,691)

Ending units	172	1,548	-	558	134,264	181,820	1,294	2,195

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVMS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(301)	(418)	(1,781)	4,422	50,741	(36,811)	(19,035)	(12,361)
Realized gain (loss) on investments	(17,538)	(22,473)	(50,788)	(31,315)	(342,030)	(722,147)	850,678	59,339
Change in unrealized gain (loss) on investments	25,597	43,512	136,462	97,758	1,012,141	1,981,232	(411,348)	2,018,895
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,758	20,621	83,893	70,865	720,852	1,222,274	420,295	2,065,873

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,755	3,689	20,676	24,751	366,635	436,879	386,309	483,068
Transfers between funds	(16,922)	10,969	68,099	(23,489)	(77,540)	(186,810)	(6,379,090)	(87,333)
Surrenders (note 6)	(3,680)	(22,868)	(11,339)	(8,623)	(621,314)	(783,688)	(556,399)	(579,308)
Death Benefits (note 4)	-	-	-	-	(165,628)	(141,617)	(49,165)	(71,402)
Net policy repayments (loans) (note 5)	193	(2,687)	823	4,787	225,698	115,605	36,150	54,917
Deductions for surrender charges (note 2d)	-	-	-	-	-	(626)	(352)	(4,265)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,325)	(8,401)	(17,447)	(15,525)	(433,637)	(501,653)	(385,791)	(459,385)
Asset charges (note 3):
MSP contracts	-	-	(101)	(132)	(3,556)	(158)	(3,106)	(45)
SL contracts or LSFP contracts	(22)	(43)	-	(68)	(884)	(55)	(1,867)	(140)
Adjustments to maintain reserves	(13)	57	565	154	50	(3,784)	158	(3,861)

Net equity transactions	(18,014)	(19,284)	61,276	(18,145)	(710,176)	(1,065,907)	(6,953,153)	(667,754)

Net change in contract owners’ equity	(10,256)	1,337	145,169	52,720	10,676	156,367	(6,532,858)	1,398,119
Contract owners’ equity beginning of period	81,824	80,487	304,166	251,446	6,478,302	6,321,935	6,532,940	5,134,821

Contract owners’ equity end of period	$71,568	81,824	449,335	304,166	6,488,978	6,478,302	82	6,532,940

CHANGES IN UNITS:
Beginning units	7,401	8,901	21,591	23,325	320,771	375,146	446,589	504,124
Units purchased	1,134	1,924	7,224	2,985	19,774	25,347	30,209	65,885
Units redeemed	(3,107)	(3,424)	(2,718)	(4,719)	(67,335)	(79,722)	(476,793)	(123,420)

Ending units	5,428	7,401	26,097	21,591	273,210	320,771	5	446,589

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVB		OVGS3		OVGS		OVHI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$68,796	(24,687)	63,484	92,545	153,268	285,003	10,946	(524)
Realized gain (loss) on investments	(478,958)	(999,223)	(308,683)	(302,676)	784,517	109,741	16,729	(111,237)
Change in unrealized gain (loss) on investments	953,306	1,397,183	1,286,618	2,101,638	1,386,167	4,426,591	(5,655)	135,141
Reinvested capital gains	-	-	-	118,131	-	350,108	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	543,144	373,273	1,041,419	2,009,638	2,323,952	5,171,443	22,020	23,380

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	356,269	401,566	934,003	1,002,423	183	220	18,506	19,666
Transfers between funds	64,861	(459,411)	(138,361)	(108,866)	(544,700)	(861,103)	(5,684)	85,737
Surrenders (note 6)	(400,405)	(687,393)	(741,887)	(648,541)	(1,016,053)	(1,463,831)	(86,584)	(39,687)
Death Benefits (note 4)	(32,874)	(161,576)	(19,349)	(24,893)	(206,246)	(430,834)	-	-
Net policy repayments (loans) (note 5)	87,389	299,521	171,697	326,759	(211,604)	(167,745)	59,772	26,045
Deductions for surrender charges (note 2d)	-	(970)	(215)	-	(2,959)	(4,426)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(325,418)	(356,088)	(480,065)	(454,271)	(721,380)	(823,738)	(5,778)	(7,434)
Asset charges (note 3):
MSP contracts	(3,986)	(141)	(1,136)	(1,073)	(7,860)	(3,064)	(95)	(4,568)
SL contracts or LSFP contracts	(2,083)	(158)	(1,276)	(191)	(3,146)	(2,288)	-	(1,261)
Adjustments to maintain reserves	39	(5,315)	(222)	(960)	364	(4,912)	2	5,755

Net equity transactions	(256,208)	(969,965)	(276,811)	90,387	(2,713,401)	(3,761,721)	(19,861)	84,253

Net change in contract owners’ equity	286,936	(596,692)	764,608	2,100,025	(389,449)	1,409,722	2,159	107,633
Contract owners’ equity beginning of period	5,112,414	5,709,106	7,094,191	4,994,166	17,207,358	15,797,636	158,892	51,259

Contract owners’ equity end of period	$5,399,350	5,112,414	7,858,799	7,094,191	16,817,909	17,207,358	161,051	158,892

CHANGES IN UNITS:
Beginning units	319,102	380,913	576,684	564,201	496,334	649,618	62,303	25,357
Units purchased	37,961	33,202	93,730	134,786	1,628	2,352	7,865	48,590
Units redeemed	(50,288)	(95,013)	(116,587)	(122,303)	(78,719)	(155,636)	(14,824)	(11,644)

Ending units	306,775	319,102	553,827	576,684	419,243	496,334	55,344	62,303

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVGI		OVSC		OVAG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,289	(252)	7,715	17,316	998	1,163	(4,324)	(3,892)
Realized gain (loss) on investments	(43,354)	(48,614)	(109,884)	(172,947)	(109,955)	(113,308)	(55,906)	(64,898)
Change in unrealized gain (loss) on investments	48,624	63,913	243,221	381,743	269,681	350,389	223,563	256,856
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,559	15,047	141,052	226,112	160,724	238,244	163,333	188,066

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,362	3,409	46,784	97,543	34,075	46,251	64,825	78,729
Transfers between funds	(8,258)	(5,578)	(145,533)	(116,356)	(145,910)	204,376	67,473	38,369
Surrenders (note 6)	(2,294)	(3,103)	(40,771)	(59,409)	(57,451)	(41,485)	(78,258)	(33,300)
Death Benefits (note 4)	-	-	-	-	-	(1,642)	(8,608)	(1,799)
Net policy repayments (loans) (note 5)	(204)	(326)	(21,850)	(15,446)	17,186	787	3,318	(18,747)
Deductions for surrender charges (note 2d)	(82)	-	-	-	-	-	(8)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,914)	(3,686)	(64,019)	(67,025)	(40,606)	(42,985)	(81,168)	(82,124)
Asset charges (note 3):
MSP contracts	(94)	(131)	(1,715)	(816)	(62)	(2,606)	(90)	(2)
SL contracts or LSFP contracts	(81)	-	(247)	(274)	(286)	(2,205)	(94)	-
Adjustments to maintain reserves	(3)	(3)	23	(494)	186	4,627	48	(183)

Net equity transactions	(11,568)	(9,418)	(227,328)	(162,277)	(192,868)	165,118	(32,562)	(19,057)

Net change in contract owners’ equity	(2,009)	5,629	(86,276)	63,835	(32,144)	403,362	130,771	169,009
Contract owners’ equity beginning of period	72,013	66,384	1,147,303	1,083,468	908,804	505,442	773,285	604,276

Contract owners’ equity end of period	$70,004	72,013	1,061,027	1,147,303	876,660	908,804	904,056	773,285

CHANGES IN UNITS:
Beginning units	20,239	23,367	129,937	156,989	53,279	40,422	171,067	174,953
Units purchased	615	1,090	7,133	15,235	4,859	18,964	50,196	46,449
Units redeemed	(3,660)	(4,218)	(33,161)	(42,287)	(16,328)	(6,107)	(60,448)	(50,335)

Ending units	17,194	20,239	103,909	129,937	41,810	53,279	160,815	171,067

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVFBA		PMVLDA		PVGIB		PVTIGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,067	520	24,485	8,048	302	1,008	5,909	(1,310)
Realized gain (loss) on investments	(11,466)	2,271	(335)	7,261	(17,490)	(7,476)	(11,151)	(190,014)
Change in unrealized gain (loss) on investments	29,031	(8,370)	57,190	(47,264)	33,509	19,983	29,408	248,181
Reinvested capital gains	3,592	2,855	7,540	61,353	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,224	(2,724)	88,880	29,398	16,321	13,515	24,166	56,857

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,368	1,145	65,480	15,430	13,146	5,256	10,497	17,214
Transfers between funds	489,251	178,893	2,286,460	1,654,036	42,308	(436)	84,810	(53,828)
Surrenders (note 6)	(53,408)	-	(1,623,496)	(28,764)	(1,787)	(4,246)	(11,834)	(38,887)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,074)	(2,544)	(2,888)	(94,048)	17	12	(698)	(2,234)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,350)	(1,820)	(77,497)	(20,973)	(5,768)	(4,243)	(13,813)	(16,138)
Asset charges (note 3):
MSP contracts	(107)	(1,481)	(3,435)	(178)	-	-	-	(68)
SL contracts or LSFP contracts	-	(869)	-	(247)	-	-	(50)	(50)
Adjustments to maintain reserves	(28)	2,289	(73)	(23)	(4)	29	12	108

Net equity transactions	415,652	175,613	644,551	1,525,233	47,912	(3,628)	68,924	(93,883)

Net change in contract owners’ equity	440,876	172,889	733,431	1,554,631	64,233	9,887	93,090	(37,026)
Contract owners’ equity beginning of period	172,889	-	1,554,631	-	56,524	46,637	203,533	240,559

Contract owners’ equity end of period	$613,765	172,889	2,288,062	1,554,631	120,757	56,524	296,623	203,533

CHANGES IN UNITS:
Beginning units	15,819	-	141,189	-	4,674	4,977	13,077	19,161
Units purchased	44,221	16,215	207,366	155,769	4,757	783	6,237	1,581
Units redeemed	(8,478)	(396)	(150,423)	(14,580)	(678)	(1,086)	(1,917)	(7,665)

Ending units	51,562	15,819	198,132	141,189	8,753	4,674	17,397	13,077

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTVB		TRBCG2		TREI2		TRHS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,347	(958)	(5,011)	(4,033)	8,887	12,637	(286)	-
Realized gain (loss) on investments	181,407	(1,222)	262,511	(102,921)	(76,934)	(176,347)	21	-
Change in unrealized gain (loss) on investments	(53,974)	172,708	(100,438)	411,120	203,996	404,989	16,529	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	130,780	170,528	157,062	304,166	135,949	241,279	16,264	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,959	57,004	48,426	33,016	45,704	45,948	7,242	-
Transfers between funds	141,206	404,222	(1,191,096)	249,640	(1,327,976)	201,782	157,816	-
Surrenders (note 6)	(43,207)	(1,472)	(55,601)	(26,624)	(85,808)	(60,005)	-	-
Death Benefits (note 4)	-	-	(55)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,375)	(4,284)	29,809	(2,907)	7,117	(19,004)	(152)	-
Deductions for surrender charges (note 2d)	-	-	(3)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,882)	(19,986)	(41,562)	(30,403)	(55,789)	(66,288)	(1,718)	-
Asset charges (note 3):
MSP contracts	(144)	-	(139)	-	(50)	-	-	-
SL contracts or LSFP contracts	(96)	-	(63)	-	(142)	-	-	-
Adjustments to maintain reserves	1,271	(158)	(27)	(153)	(20)	(156)	(2)	-

Net equity transactions	89,732	435,326	(1,210,311)	222,569	(1,416,964)	102,277	163,186	-

Net change in contract owners’ equity	220,512	605,854	(1,053,249)	526,735	(1,281,015)	343,556	179,450	-
Contract owners’ equity beginning of period	641,318	35,464	1,053,249	526,514	1,281,015	937,459	-	-

Contract owners’ equity end of period	$861,830	641,318	-	1,053,249	-	1,281,015	179,450	-

CHANGES IN UNITS:
Beginning units	43,898	3,901	95,260	67,158	126,365	115,290	-	-
Units purchased	13,583	42,183	5,971	36,004	4,602	30,636	17,212	-
Units redeemed	(8,401)	(2,186)	(101,231)	(7,902)	(130,967)	(19,561)	(284)	-

Ending units	49,080	43,898	-	95,260	-	126,365	16,928	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRLT2		VWBF		VWEM		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,266	33,492	76,031	91,843	6,908	(20,821)	(22,665)	(30,954)
Realized gain (loss) on investments	53	35,744	7,161	(55,525)	(1,468,568)	(2,812,387)	(819,688)	(823,411)
Change in unrealized gain (loss) on investments	(178)	38,155	44,008	108,778	3,446,934	6,703,119	3,741,769	4,897,070
Reinvested capital gains	155	-	-	-	-	364,335	-	45,887

Net increase (decrease) in contract owners’ equity resulting from operations	1,296	107,391	127,200	145,096	1,985,274	4,234,246	2,899,416	4,088,592

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,165	11,824	67,065	85,438	404,433	421,617	678,223	727,325
Transfers between funds	20,683	(1,506,941)	(589,069)	(251,923)	818,758	781,019	(775,648)	1,642,278
Surrenders (note 6)	-	(9,750)	(224,017)	(161,620)	(748,748)	(379,228)	(1,058,031)	(870,843)
Death Benefits (note 4)	-	-	(53,926)	(6,045)	(52,863)	(4,815)	(422,072)	(42,652)
Net policy repayments (loans) (note 5)	16	(3,803)	43,425	(2,195)	(70,798)	(144,106)	359,529	(89,836)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,020)	(63,957)	(118,987)	(172,892)	(374,537)	(334,971)	(486,633)	(455,133)
Asset charges (note 3):
MSP contracts	-	-	(763)	-	(3,861)	-	(5,197)	-
SL contracts or LSFP contracts	(193)	-	(264)	-	(3,218)	-	(1,569)	-
Adjustments to maintain reserves	(6)	(164)	(11)	(1,074)	(5,710)	(4,694)	1,219	(5,604)

Net equity transactions	45,645	(1,572,791)	(876,547)	(510,311)	(36,544)	334,822	(1,710,179)	905,535

Net change in contract owners’ equity	46,941	(1,465,400)	(749,347)	(365,215)	1,948,730	4,569,068	1,189,237	4,994,127
Contract owners’ equity beginning of period	35,496	1,500,896	2,818,569	3,183,784	8,448,500	3,879,432	12,348,742	7,354,615

Contract owners’ equity end of period	$82,437	35,496	2,069,222	2,818,569	10,397,230	8,448,500	13,537,979	12,348,742

CHANGES IN UNITS:
Beginning units	2,944	136,079	121,738	141,973	369,476	362,729	289,923	265,366
Units purchased	3,802	2,352	3,902	7,136	46,969	72,855	10,909	56,959
Units redeemed	(99)	(135,487)	(37,714)	(27,371)	(56,904)	(66,108)	(56,422)	(32,402)

Ending units	6,647	2,944	87,926	121,738	359,541	369,476	244,410	289,923

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		SVDF		SVOF		WFVSCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$13,923	(1,478)	(3,816)	(17,392)	776	(66,698)	(2,921)	(303)
Realized gain (loss) on investments	35,929	2,617	(23,395)	451,192	7,281	(8,320,287)	16,922	11,345
Change in unrealized gain (loss) on investments	127,401	66,440	164,339	584,502	386,307	13,359,229	78,194	11,001
Reinvested capital gains	-	11,582	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	177,253	79,161	137,128	1,018,302	394,364	4,972,244	92,195	22,043

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,106	30,571	3,176	163,019	2,743	669,169	43,230	23,718
Transfers between funds	903,305	1,191,497	57,448	(5,065,427)	(211,824)	(18,461,490)	567,147	100,440
Surrenders (note 6)	(116,149)	(34,077)	(2)	(243,213)	(142,673)	(986,376)	(76,790)	(375)
Death Benefits (note 4)	-	-	(8,432)	(5,178)	(61,406)	(188,066)	-	-
Net policy repayments (loans) (note 5)	541	2,359	5,523	43,149	70,313	221,411	(940)	(1,705)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(3,871)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,727)	(13,324)	(16,189)	(193,327)	(48,713)	(807,764)	(23,170)	(2,638)
Asset charges (note 3):
MSP contracts	(2,453)	-	-	-	-	-	(18)	-
SL contracts or LSFP contracts	-	-	(371)	-	(2,207)	-	-	-
Adjustments to maintain reserves	(62)	(124)	(24)	(539)	-	(4,649)	(1,411)	(1)

Net equity transactions	875,561	1,176,902	41,129	(5,301,516)	(393,767)	(19,561,636)	508,048	119,439

Net change in contract owners’ equity	1,052,814	1,256,063	178,257	(4,283,214)	597	(14,589,392)	600,243	141,482
Contract owners’ equity beginning of period	1,256,063	-	401,078	4,684,292	1,992,441	16,581,833	141,482	-

Contract owners’ equity end of period	$2,308,877	1,256,063	579,335	401,078	1,993,038	1,992,441	741,725	141,482

CHANGES IN UNITS:
Beginning units	105,313	-	24,731	204,783	134,539	588,080	10,757	-
Units purchased	93,965	109,477	4,035	10,239	1,596	24,249	41,543	11,204
Units redeemed	(20,347)	(4,164)	(2,021)	(190,291)	(27,188)	(477,790)	(7,586)	(447)

Ending units	178,931	105,313	26,745	24,731	108,947	134,539	44,714	10,757

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WIEP		WVCP		SGRF
	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	39,730	(2)	7,725	-	(725)
Realized gain (loss) on investments	-	174,949	-	(200,469)	-	(289,267)
Change in unrealized gain (loss) on investments	-	302,922	-	291,127	-	299,926
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	517,601	(2)	98,383	-	9,934

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(38,946)	180,516	2,473	22,676	-	11,166
Transfers between funds	939	(4,291,976)	(219)	(418,701)	-	(475,798)
Surrenders (note 6)	(699)	(157,488)	-	(19,953)	-	(22,839)
Death Benefits (note 4)	-	(12,773)	-	-	-	-
Net policy repayments (loans) (note 5)	53	50,774	98	9,815	-	1,547
Deductions for surrender charges (note 2d)	-	(285)	-	(7)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	127	(187,843)	158	(25,726)	-	(12,104)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	2	-	-	-
Adjustments to maintain reserves	38,526	(40,433)	(2,869)	2,512	-	(101)

Net equity transactions	-	(4,459,508)	(357)	(429,384)	-	(498,129)

Net change in contract owners’ equity	-	(3,941,907)	(359)	(331,001)	-	(488,195)
Contract owners’ equity beginning of period	-	3,941,907	359	331,360	-	488,195

Contract owners’ equity end of period	$-	-	-	359	-	-

CHANGES IN UNITS:
Beginning units	-	356,969	34	44,035	-	126,290
Units purchased	67	17,499	-	3,071	-	4,489
Units redeemed	(67)	(374,468)	(34)	(47,072)	-	(130,779)

Ending units	-	-	-	34	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Global Securities Fund/VA - Non-Service Shares (OVGS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

MidCap Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter. For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.5% of each premium payment during the first ten years and 6% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $2,089,838 and $2,314,954, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totaling less than $25,000 – $10/month

Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s Specified Amount is increased. The charge is equal $2.04 per year per $1,000 of the Specified Amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year). For policies issued in New York the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a Specified Amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a Specified Amount each year. After the ninth year, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial Specified Amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a Specified Amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a Specified Amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2010:

	Total	MLVGA2	CSIEF3	WSCP	JABS
Single Premium issue prior to April 16, 1990	$4,172	-	-	-	-
Single Premium issue after to April 16, 1990	472,999	-	2,599	2,846	-
Multiple Payment and Flexible Premium contracts	2,953,642	11,589	1,569	29,814	6,063
Variable Executive Life	11,053	-	5	68	-

Total	$3,441,866	11,589	4,173	32,728	6,063

	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	5,388	-	1,641	-	16,176
Multiple Payment and Flexible Premium contracts	20,007	631	4,141	34,564	8,321
Variable Executive Life	22	-	39	63	22

Total	25,417	631	5,821	34,627	24,519

	MIGIC	MVFIC	MSVFI	MSEM	MSVRE
Single Premium issue prior to April 16, 1990	-	-	-	133	-
Single Premium issue after to April 16, 1990	-	-	-	4,513	7,429
Multiple Payment and Flexible Premium contracts	986	8,245	989	7,696	4
Variable Executive Life	-	-	13	18	-

Total	986	8,245	1,002	12,360	7,433

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	410	-	-	-
Multiple Payment and Flexible Premium contracts	303	2,134	5,366	6,364	9,151
Variable Executive Life	-	12	-	-	-

Total	303	2,556	5,366	6,364	9,151

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	7,127
Multiple Payment and Flexible Premium contracts	9,816	4,079	421	8,983	4,449
Variable Executive Life	15	-	-	45	-

Total	9,831	4,079	421	9,028	11,576

	GEM3	GVGU1	GIG	GIG3	GEF3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	590	1,230	-	-
Multiple Payment and Flexible Premium contracts	17,695	781	3,298	18,608	478
Variable Executive Life	40	-	-	96	-

Total	17,735	1,371	4,528	18,704	478

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	68,425	57	550	1,441	1,715
Variable Executive Life	292	-	-	-	-

Total	68,717	57	550	1,441	1,715

	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	570
Multiple Payment and Flexible Premium contracts	923	5,049	1,805	2,073	480
Variable Executive Life	-	-	-	-	-

Total	923	5,049	1,805	2,073	1,050

	NVLCP1	TRF	GVGF1	GBF	CAF
Single Premium issue prior to April 16, 1990	-	109	-	204	-
Single Premium issue after to April 16, 1990	-	10,491	325	20,287	1,884
Multiple Payment and Flexible Premium contracts	178	254,287	608	46,391	65,145
Variable Executive Life	53	657	-	4	112

Total	231	265,544	933	66,886	67,141

	GVGH1	GVGHS	GVIX6	GVIDA	NVDBL2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	311	-	-	107	-
Multiple Payment and Flexible Premium contracts	122	664	1,693	11,287	651
Variable Executive Life	-	-	-	-	-

Total	433	664	1,693	11,394	651

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	726	2,100	4,759	3,856
Multiple Payment and Flexible Premium contracts	91	4,282	19,540	24,655	11,867
Variable Executive Life	-	-	-	72	-

Total	91	5,008	21,640	29,486	15,723

	GVUS1	MCIF	SAM	NVMIG3	GVDIVI
Single Premium issue prior to April 16, 1990	-	2	476	-	-
Single Premium issue after to April 16, 1990	7	4,027	37,176	-	-
Multiple Payment and Flexible Premium contracts	143	21,461	78,404	26,102	1,424
Variable Executive Life	-	76	1,240	-	-

Total	150	25,566	117,296	26,102	1,424

	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,120	930	806	120
Multiple Payment and Flexible Premium contracts	4,239	5,534	4,396	148,236	107,993
Variable Executive Life	-	16	-	293	11

Total	4,239	6,670	5,326	149,335	108,124

	SCGF	SCVF	SCF	MSBF	NVSTB2
Single Premium issue prior to April 16, 1990	5	158	112	-	-
Single Premium issue after to April 16, 1990	1,133	3,899	3,802	2,172	-
Multiple Payment and Flexible Premium contracts	3,351	19,704	82,907	6,183	5,226
Variable Executive Life	16	40	858	-	-

Total	4,505	23,801	87,679	8,355	5,226

	GGTC	GGTC3	GVUG1	NVOLG1	NVTIV3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	422	-	-	2,001	-
Multiple Payment and Flexible Premium contracts	224	744	770	14,445	174
Variable Executive Life	-	-	-	53	-

Total	646	744	770	16,499	174

	EIF	NVRE1	AMTB	AVCA	AVCDI
Single Premium issue prior to April 16, 1990	-	-	70	-	-
Single Premium issue after to April 16, 1990	-	1,045	6,013	-	-
Multiple Payment and Flexible Premium contracts	3,756	44,634	8,542	421	968
Variable Executive Life	-	225	75	-	-

Total	3,756	45,904	14,700	421	968

	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Single Premium issue prior to April 16, 1990	-	-	-	118	-
Single Premium issue after to April 16, 1990	-	-	6,206	10,779	651
Multiple Payment and Flexible Premium contracts	1,441	5,774	15,960	131	6,761
Variable Executive Life	-	-	-	-	63

Total	1,441	5,774	22,166	11,028	7,475

	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV
Single Premium issue prior to April 16, 1990	-	3	-	-	-
Single Premium issue after to April 16, 1990	-	3,892	-	164	6,168
Multiple Payment and Flexible Premium contracts	8,303	94	6,940	-	26,363
Variable Executive Life	140	-	-	-	176

Total	8,443	3,989	6,940	164	32,707

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	DVSCS	DSIF	DSRG	DCAP	DSC
Single Premium issue prior to April 16, 1990	-	145	-	-	-
Single Premium issue after to April 16, 1990	2,603	20,161	1,106	6,544	-
Multiple Payment and Flexible Premium contracts	4,453	183,679	33,317	13,775	898
Variable Executive Life	-	595	-	-	-

Total	7,056	204,580	34,423	20,319	898

	DGI	FVCA2P	FALF	FVMOS	FQB
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,050	-	-	-	4,911
Multiple Payment and Flexible Premium contracts	5,510	616	44	191	6,314
Variable Executive Life	15	-	-	-	22

Total	6,575	616	44	191	11,247

	FEIP	FHIP	FAMP	FCP	FNRS2
Single Premium issue prior to April 16, 1990	608	258	204	-	-
Single Premium issue after to April 16, 1990	35,060	15,254	21,610	26,180	-
Multiple Payment and Flexible Premium contracts	185,201	47,511	62,683	181,594	17,639
Variable Executive Life	1,121	250	48	766	59

Total	221,990	63,273	84,545	208,540	17,698

	FF10S	FF20S	FF30S	FGOP	FGP
Single Premium issue prior to April 16, 1990	-	-	-	49	631
Single Premium issue after to April 16, 1990	-	-	-	373	36,022
Multiple Payment and Flexible Premium contracts	1,691	4,921	4,904	9,981	245,955
Variable Executive Life	-	-	-	-	1,530

Total	1,691	4,921	4,904	10,403	284,138

	FHIPR	FIGBS	FMCS	FOP	FOSR
Single Premium issue prior to April 16, 1990	-	-	-	247	-
Single Premium issue after to April 16, 1990	-	-	-	11,715	-
Multiple Payment and Flexible Premium contracts	17,568	21,807	43,325	30,644	21,546
Variable Executive Life	94	29	47	27	40

Total	17,662	21,836	43,372	42,633	21,586

	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,531	-	-	-	-
Multiple Payment and Flexible Premium contracts	4,400	4,893	11,773	14,913	7,806
Variable Executive Life	-	-	-	-	59

Total	5,931	4,893	11,773	14,913	7,865

	TIF	TIF3	FTVGI3	FTVFA2	AMBP
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,547	5,742	14,140	215	284
Variable Executive Life	-	-	131	10	-

Total	1,547	5,742	14,271	225	284

	AMTG	AMGP	AMTP	AMFAS	AMSRS
Single Premium issue prior to April 16, 1990	392	-	-	-	-
Single Premium issue after to April 16, 1990	8,303	515	6,871	-	-
Multiple Payment and Flexible Premium contracts	125	-	14	282	1,937
Variable Executive Life	-	-	-	19	-

Total	8,820	515	6,885	301	1,937

	OVMS	OVGR	OVB	OVGS3	OVGS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	7,278	3,910	4,697	-	10,990
Multiple Payment and Flexible Premium contracts	28,225	25,984	21,356	38,121	75,178
Variable Executive Life	7	17	-	269	519

Total	35,510	29,911	26,053	38,390	86,687

	OVHI3	OVHI	OVGI	OVSC	OVAG
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	279	-	572
Multiple Payment and Flexible Premium contracts	835	242	4,376	3,947	3,752
Variable Executive Life	-	-	-	-	-

Total	835	242	4,655	3,947	4,324

	PMVFBA	PMVLDA	PVGIB	PVTIGB	PVTVB
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	2,434	8,291	739	1,121	3,143
Variable Executive Life	18	34	-	-	22

Total	2,452	8,325	739	1,121	3,165

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	TRBCG2	TREI2	TRHS2	VWBF	VWEM
Single Premium issue prior to April 16, 1990	-	-	-	130	-
Single Premium issue after to April 16, 1990	-	-	-	9,169	10,378
Multiple Payment and Flexible Premium contracts	4,984	5,889	286	7,871	32,937
Variable Executive Life	27	-	-	54	92

Total	5,011	5,889	286	17,224	43,407

	VWHA	WRASP	SVDF	SVOF	WFVSCG
Single Premium issue prior to April 16, 1990	-	-	-	118	-
Single Premium issue after to April 16, 1990	21,175	-	3,816	13,027	-
Multiple Payment and Flexible Premium contracts	45,704	9,223	-	63	2,830
Variable Executive Life	111	-	-	-	91

Total	66,990	9,223	3,816	13,208	2,921

	WVCP
Single Premium issue prior to April 16, 1990	-
Single Premium issue after to April 16, 1990	1
Multiple Payment and Flexible Premium contracts	1
Variable Executive Life	-

Total	2

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $32,158,962 and $28,174,896, respectively, and total transfers from the Account to the fixed account were $23,402,337 and $28,764,656, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$679,192,365	0	$679,192,365

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$1,652,740	$1,646,792
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	366,550	360,063
U.S. Equity Flex I Portfolio (WSCP)	688,523	808,019
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	306,752	356,424
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	2,729,063	2,184,369
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	138,679	137,699
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	851,530	937,606
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	10,587	13,171
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	3,433,921	2,643,150
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,433,506	1,114,458
Investors Growth Stock Series - Initial Class (MIGIC)	312,691	311,810
Value Series - Initial Class (MVFIC)	285,458	243,053
Core Plus Fixed Income Portfolio - Class I (MSVFI)	110,477	102,788
Emerging Markets Debt Portfolio - Class I (MSEM)	1,288,126	1,480,220
U.S. Real Estate Portfolio - Class I (MSVRE)	428,492	368,486
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	2,477	2,628
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)	1,283	1,414
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	187,771	196,274
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	345,073	275,339
American Funds NVIT Bond Fund - Class II (GVABD2)	492,738	475,153
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	831,353	722,629
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,484,902	1,038,988
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	488,821	411,884
Federated NVIT High Income Bond Fund - Class I (HIBF)	27,741	23,847
Federated NVIT High Income Bond Fund - Class III (HIBF3)	1,991,768	2,215,080
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	1,167,772	894,204
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	2,629,769	1,451,982
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	1,142,751	860,952
Gartmore NVIT International Equity Fund - Class I (GIG)	759,471	435,334
Gartmore NVIT International Equity Fund - Class III (GIG3)	509,923	568,898
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	143,892	134,880
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,502,348	1,691,741
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	45,324	45,620
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	36,769	49,866
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	94,372	103,624
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	47,030	41,598
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	138,417	147,619
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	195,698	188,684
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	105,274	123,614
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	166,533	200,534
NVIT Core Bond Fund - Class I (NVCBD1)	249,431	251,761
NVIT Core Plus Bond Fund - Class I (NVLCP1)	32,092	33,819
NVIT Fund - Class I (TRF)	7,133,450	5,020,118
NVIT Global Financial Services Fund - Class I (GVGF1)	511,419	586,937
NVIT Government Bond Fund - Class I (GBF)	3,969,727	4,156,594
NVIT Growth Fund - Class I (CAF)	1,523,888	1,242,930
NVIT Health Sciences Fund - Class I (GVGH1)	230,393	251,755
NVIT Health Sciences Fund - Class III (GVGHS)	486,771	542,152
NVIT International Index Fund - Class VI (GVIX6)	52,628	34,841
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	647,104	406,936
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	133,123	132,610
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	17,571	21,334
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	582,032	585,686
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,015,726	862,349
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	807,061	654,694
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	376,908	329,452
NVIT Leaders Fund - Class I (GVUS1)	150,263	130,391
NVIT Mid Cap Index Fund - Class I (MCIF)	1,623,835	1,459,744
NVIT Money Market Fund - Class I (SAM)	20,401,066	20,401,066
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	919,218	1,053,037
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	95,002	55,548
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	907,512	449,248
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	562,290	574,289
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	402,435	429,576
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,155,629	3,806,570
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,011,950	2,349,787
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	473,366	358,790
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,328,416	993,831
NVIT Multi-Manager Small Company Fund - Class I (SCF)	3,691,551	2,541,213
NVIT Multi-Sector Bond Fund - Class I (MSBF)	771,333	858,780
NVIT Short Term Bond Fund - Class II (NVSTB2)	2,052,195	2,065,217
NVIT Technology & Communications Fund - Class I (GGTC)	266,027	318,089
NVIT Technology & Communications Fund - Class III (GGTC3)	558,739	665,125

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	606,731	521,803
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	766,122	776,340
Templeton NVIT International Value Fund - Class III (NVTIV3)	2,557	2,839
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	363,062	267,921
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	1,465,784	1,937,559
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,325,910	1,171,053
V.I. Basic Value Fund - Series I (AVBVI)	899	996
V.I. Capital Appreciation Fund - Series I (AVCA)	26,142	21,359
V.I. Capital Development Fund - Series I (AVCDI)	161,950	115,612
VPS Growth and Income Portfolio - Class A (ALVGIA)	294,407	202,372
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	694,406	624,003
VP Balanced Fund - Class I (ACVB)	522,755	454,170
VP Capital Appreciation Fund - Class I (ACVCA)	292,988	270,471
VP Income & Growth Fund - Class I (ACVIG)	203,709	158,057
VP Inflation Protection Fund - Class II (ACVIP2)	680,311	744,946
VP International Fund - Class I (ACVI)	218,728	172,785
VP International Fund - Class III (ACVI3)	12,405	18,498
VP Mid Cap Value Fund - Class I (ACVMV1)	961,497	1,042,979
VP Ultra(R) Fund - Class I (ACVU1)	25,772	26,608
VP Value Fund - Class I (ACVV)	10,164,642	8,242,656
VP Vista(SM) Fund - Class I (ACVVS1)	6,271	7,248
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	645,014	360,504
Stock Index Fund, Inc. - Initial Shares (DSIF)	6,113,457	5,963,026
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	879,949	653,598
Appreciation Portfolio - Initial Shares (DCAP)	968,232	878,236
Developing Leaders Portfolio - Initial Shares (DSC)	79,885	123,421
Growth and Income Portfolio - Initial Shares (DGI)	195,667	182,428
Capital Appreciation Fund II - Primary Shares (FVCA2P)	13,909	16,160
Clover Value Fund II - Primary Shares (FALF)	60,292	47,438
Market Opportunity Fund II - Service Shares (FVMOS)	309,542	297,038
Quality Bond Fund II - Primary Shares (FQB)	1,215,964	1,365,756
Equity-Income Portfolio - Initial Class (FEIP)	7,644,141	5,464,739
High Income Portfolio - Initial Class (FHIP)	3,406,125	3,029,748
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	1,858,057	1,657,069
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	56,280,886	51,553,782
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	2,482,179	1,672,694
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	132,264	159,302
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	177,068	132,832
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	191,682	141,377
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	2,849,764	3,131,861
VIP Fund - Growth Portfolio - Initial Class (FGP)	8,990,538	5,563,814
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	951,080	997,704
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	933,991	977,399
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	3,361,936	2,850,737
VIP Fund - Overseas Portfolio - Initial Class (FOP)	735,896	1,021,304
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,459,582	963,048
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	705,390	496,108
Franklin Income Securities Fund - Class 2 (FTVIS2)	984,636	896,896
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	870,116	737,225
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,460,825	1,018,957
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	904,694	706,722
Templeton Foreign Securities Fund - Class 1 (TIF)	25,949	22,936
Templeton Foreign Securities Fund - Class 3 (TIF3)	519,227	329,326
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,316,655	1,441,443
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	45,422	48,162
Balanced Portfolio - I Class Shares (AMBP)	27,477	26,738
Growth Portfolio - I Class Shares (AMTG)	336,187	410,143
Guardian Portfolio - I Class Shares (AMGP)	5,143	7,398
International Portfolio - S Class Shares (AMINS)	15,567	17,735
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	8,401	10,973
Partners Portfolio - I Class Shares (AMTP)	569,726	727,648
Regency Portfolio - S Class Shares (AMRS)	7,691	10,663
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	59,325	41,787
Socially Responsive Portfolio - I Class Shares (AMSRS)	209,180	158,392
Balanced Fund/VA - Non-Service Shares (OVMS)	1,181,814	839,784
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	6,206,591	7,057,269
Core Bond Fund/VA - Non-Service Shares (OVB)	1,400,202	921,244
Global Securities Fund/VA - Class 3 (OVGS3)	1,466,221	1,157,538
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,041,620	2,826,137
High Income Fund/VA - Class 3 (OVHI3)	59,345	76,074
High Income Fund/VA - Non-Service Shares (OVHI)	57,280	13,926
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	510,084	400,200
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	525,486	415,531
MidCap Fund/VA - Non-Service Shares (OVAG)	294,428	238,522
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	631,701	620,235
Low Duration Portfolio - Administrative Class (PMVLDA)	2,557,940	2,557,605
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	189,507	172,017

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Putnam VT International Equity Fund - IB Shares (PVTIGB)	63,298	52,147
Putnam VT Voyager Fund - IB Shares (PVTVB)	440,291	621,698
Blue Chip Growth Portfolio - II (TRBCG2)	1,240,516	1,503,027
Equity Income Portfolio - II (TREI2)	1,620,729	1,543,795
Health Sciences Portfolio - II (TRHS2)	1,421	1,442
Limited-Term Bond Portfolio - II (TRLT2)	5,324	5,377
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	1,350,712	1,357,873
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	3,806,084	2,337,516
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	4,016,607	3,196,919
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	951,317	987,246
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	190,658	167,263
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	405,149	412,430
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	260,865	277,787

Total	$245,997,465	$221,489,907

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2010	0.00%	18,901	$13.386468	$253,018	1.39%	9.88%
2010	0.50%	186,041	13.275367	2,469,763	1.39%	9.33%
2010	0.80%	27,324	13.209155	360,927	1.39%	9.01%
2009	0.00%	11,131	12.182592	135,604	2.53%	21.83%	5/1/2009
2009	0.50%	65,483	12.142000	795,095	2.53%	21.42%	5/1/2009
2009	0.80%	9,208	12.117715	111,580	2.53%	21.18%	5/1/2009
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2010	0.00%	27,655	11.345188	313,751	0.10%	12.23%
2010	0.50%	19,635	11.285605	221,593	0.10%	11.67%
2010	0.80%	6,394	11.250005	71,933	0.10%	11.34%
2010	1.00%	23,244	11.226333	260,945	0.10%	11.12%
2009	0.00%	36,441	10.108851	368,377	0.00%	1.09%	12/11/2009
2009	0.50%	23,959	10.106089	242,132	0.00%	1.06%	12/11/2009
2009	0.80%	6,772	10.104432	68,427	0.00%	1.04%	12/11/2009
2009	1.00%	30,169	10.103328	304,807	0.00%	1.03%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2010	0.00%	40,705	13.231673	538,595	0.15%	14.46%
2010	0.50%	231,659	17.541110	4,063,556	0.15%	13.89%
2010	0.80%	85,337	16.948037	1,446,295	0.15%	13.55%
2010	1.00%	44,938	6.626564	297,785	0.15%	13.32%
2009	0.00%	48,415	11.560237	559,689	1.14%	24.67%
2009	0.50%	261,548	15.402040	4,028,373	1.14%	24.04%
2009	0.80%	91,575	14.925949	1,366,844	1.14%	23.67%
2009	1.00%	50,084	5.847611	292,872	1.14%	23.43%
2008	0.00%	85,320	9.272942	791,167	0.08%	-34.60%
2008	0.50%	271,597	12.416573	3,372,304	0.08%	-34.92%
2008	0.80%	107,043	12.068936	1,291,895	0.08%	-35.12%
2008	1.00%	58,869	4.737770	278,908	0.08%	-35.25%
2007	0.00%	94,682	14.178269	1,342,427	0.00%	-0.83%
2007	0.50%	277,018	19.080287	5,285,583	0.00%	-1.33%
2007	0.80%	153,520	18.601963	2,855,773	0.00%	-1.63%
2007	1.00%	65,396	7.317026	478,504	0.00%	-1.83%
2006	0.00%	104,538	14.297420	1,494,624	0.00%	4.77%
2006	0.50%	219,292	19.337639	4,240,590	0.00%	4.25%
2006	0.80%	270,450	18.909841	5,114,166	0.00%	3.94%
2006	1.00%	51,800	7.453113	386,071	0.00%	3.73%
2006	1.30%	7,148	17.853550	127,617	0.00%	3.42%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.00%	4,409	17.848881	78,696	2.53%	8.12%
2010	0.50%	63,353	17.177664	1,088,257	2.53%	7.58%
2010	0.80%	4,368	16.787086	73,326	2.53%	7.26%
2009	0.00%	4,468	16.508530	73,760	2.97%	25.58%
2009	0.50%	59,924	15.967283	956,823	2.97%	24.96%
2009	0.80%	4,174	15.651080	65,328	2.97%	24.58%
2008	0.00%	1,888	13.145664	24,819	2.61%	-16.06%
2008	0.50%	29,964	12.778352	382,891	2.61%	-16.48%
2008	0.80%	3,187	12.562910	40,038	2.61%	-16.73%
2007	0.00%	624	15.660699	9,772	1.92%	10.29%
2007	0.50%	13,348	15.299488	204,218	1.92%	9.73%
2007	0.80%	3,168	15.086774	47,795	1.92%	9.40%
2006	0.00%	4,932	14.199918	70,034	1.96%	10.41%
2006	0.50%	9,396	13.942298	131,002	1.96%	9.87%
2006	0.80%	5,148	13.789981	70,991	1.96%	9.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.00%	64,750	$10.745026	$695,740	0.22%	6.48%
2010	0.50%	295,574	10.186784	3,010,948	0.22%	5.95%
2010	0.80%	60,260	9.865878	594,518	0.22%	5.63%
2010	1.00%	54,095	10.085087	545,553	0.22%	5.42%
2009	0.00%	75,049	10.091229	757,337	0.01%	46.01%
2009	0.50%	369,606	9.614858	3,553,709	0.01%	45.29%
2009	0.80%	66,045	9.339933	616,856	0.01%	44.85%
2009	1.00%	57,975	9.566552	554,621	0.01%	44.56%
2008	0.00%	66,848	6.911095	461,993	0.01%	-44.31%
2008	0.50%	285,769	6.617843	1,891,174	0.01%	-44.59%
2008	0.80%	70,867	6.447916	456,944	0.01%	-44.75%
2008	1.00%	25,926	6.617584	171,567	0.01%	-44.86%
2007	0.00%	51,646	12.409688	640,911	0.19%	36.63%
2007	0.50%	198,870	11.942871	2,375,079	0.19%	35.95%
2007	0.80%	84,802	11.671311	989,751	0.19%	35.54%
2007	1.00%	22,756	12.002478	273,128	0.19%	35.27%
2006	0.00%	29,426	9.082400	267,259	0.14%	9.12%
2006	0.50%	81,402	8.784776	715,098	0.14%	8.57%
2006	0.80%	164,548	8.610938	1,416,913	0.14%	8.25%
2006	1.00%	9,930	8.873089	88,110	0.14%	8.03%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.00%	124	11.352948	1,408	0.00%	13.53%	5/3/2010
2010	0.50%	33,970	11.315395	384,384	0.00%	13.15%	5/3/2010
2010	0.80%	2,165	11.292929	24,449	0.00%	12.93%	5/3/2010
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.00%	64,558	5.918354	382,077	0.00%	24.40%
2010	0.50%	100,059	5.610750	561,406	0.00%	23.78%
2010	0.80%	17,459	5.433907	94,871	0.00%	23.41%
2010	1.00%	22,621	5.576370	126,143	0.00%	23.16%
2009	0.00%	72,366	4.757691	344,295	0.00%	56.90%
2009	0.50%	214,031	4.532982	970,199	0.00%	56.11%
2009	0.80%	27,209	4.403280	119,809	0.00%	55.65%
2009	1.00%	41,272	4.527754	186,869	0.00%	55.34%
2008	0.00%	53,775	3.032378	163,066	0.09%	-43.97%
2008	0.50%	125,263	2.903630	363,717	0.09%	-44.25%
2008	0.80%	36,446	2.829026	103,107	0.09%	-44.42%
2008	1.00%	14,544	2.914815	42,393	0.09%	-44.53%
2007	0.00%	53,308	5.412137	288,510	0.37%	21.70%
2007	0.50%	126,802	5.208409	660,437	0.37%	21.09%
2007	0.80%	63,600	5.089898	323,718	0.37%	20.72%
2007	1.00%	21,732	5.254782	114,197	0.37%	20.48%
2006	0.00%	47,252	4.447186	210,138	0.00%	7.83%
2006	0.50%	75,318	4.301344	323,969	0.00%	7.29%
2006	0.80%	109,934	4.216170	463,500	0.00%	6.97%
2006	1.00%	17,218	4.361506	75,096	0.00%	6.76%
Janus Aspen Series - INTECH Risk - Managed Core Portfolio - Service Shares (JARLCS)
2009	0.00%	831	14.723271	12,235	0.97%	22.55%
2008	0.00%	975	12.013653	11,713	0.70%	-36.24%
2008	0.50%	5,976	11.677947	69,787	0.70%	-36.56%
2008	0.80%	1,353	11.481055	15,534	0.70%	-36.75%
2007	0.00%	848	18.842190	15,978	0.36%	6.13%
2007	0.50%	5,388	18.407712	99,181	0.36%	5.60%
2007	0.80%	1,936	18.151877	35,142	0.36%	5.28%
2006	0.00%	2,146	17.753498	38,099	0.10%	10.77%
2006	0.50%	5,540	17.431528	96,571	0.10%	10.22%
2006	0.80%	3,660	17.241178	63,103	0.10%	9.89%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return**	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.00%	20,565	$15.936367	$327,731	0.52%	25.03%
2010	0.50%	397,289	15.568534	6,185,207	0.52%	24.41%
2010	0.80%	72,914	15.351937	1,119,371	0.52%	24.03%
2009	0.00%	13,452	12.746144	171,461	0.43%	79.07%
2009	0.50%	382,278	12.514261	4,783,927	0.43%	78.18%
2009	0.80%	69,416	12.377175	859,174	0.43%	77.65%
2008	0.00%	13,505	7.117893	96,127	2.89%	-52.21%
2008	0.50%	335,798	7.023415	2,358,449	2.89%	-52.45%
2008	0.80%	67,272	6.967336	468,707	2.89%	-52.59%
2007	0.00%	20,534	14.893765	305,829	0.50%	28.07%
2007	0.50%	326,560	14.770042	4,823,305	0.50%	27.43%
2007	0.80%	79,558	14.696304	1,169,209	0.50%	27.05%
2006	0.00%	26,134	11.629148	303,916	1.97%	16.29%	5/1/2006
2006	0.50%	121,018	11.590627	1,402,674	1.97%	15.91%	5/1/2006
2006	0.80%	102,986	11.567583	1,191,299	1.97%	15.68%	5/1/2006
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.00%	50,895	19.117945	973,008	0.55%	25.02%
2010	0.50%	68,702	18.124805	1,245,210	0.55%	24.39%
2010	0.80%	17,122	17.553917	300,558	0.55%	24.02%
2010	1.00%	102,765	18.897953	1,942,048	0.55%	23.77%
2009	0.00%	45,724	15.292392	699,229	0.41%	79.07%
2009	0.50%	85,296	14.570522	1,242,807	0.41%	78.18%
2009	0.80%	21,214	14.153914	300,261	0.41%	77.65%
2009	1.00%	100,674	15.268085	1,537,099	0.41%	77.29%
2008	0.00%	64,411	8.539839	550,060	2.75%	-52.23%
2008	0.50%	100,327	8.177488	820,423	2.75%	-52.47%
2008	0.80%	34,313	7.967521	273,390	2.75%	-52.61%
2008	1.00%	33,535	8.611907	288,800	2.75%	-52.71%
2007	0.00%	65,132	17.876194	1,164,312	0.43%	28.02%
2007	0.50%	103,560	17.203858	1,781,632	0.43%	27.38%
2007	0.80%	63,014	16.812702	1,059,436	0.43%	26.99%
2007	1.00%	47,972	18.208982	873,521	0.43%	26.74%
2006	0.00%	53,060	13.963792	740,919	1.92%	46.63%
2006	0.50%	107,512	13.506291	1,452,088	1.92%	45.90%
2006	0.80%	110,056	13.239048	1,457,037	1.92%	45.46%
2006	1.00%	109,880	14.367390	1,578,689	1.92%	45.17%
Investors Growth Stock Series - Initial Class (MIGIC)
2010	0.00%	897	15.705759	14,088	0.50%	12.47%
2010	0.50%	8,710	15.115038	131,652	0.50%	11.91%
2010	0.80%	1,611	14.771276	23,797	0.50%	11.58%
2009	0.00%	844	13.963862	11,785	0.67%	39.55%
2009	0.50%	15,623	13.505951	211,003	0.67%	38.86%
2009	0.80%	2,002	13.238396	26,503	0.67%	38.44%
2008	0.00%	784	10.006089	7,845	0.56%	-36.87%
2008	0.50%	10,324	9.726449	100,416	0.56%	-37.19%
2008	0.80%	4,133	9.562409	39,521	0.56%	-37.38%
2007	0.00%	760	15.850552	12,046	0.34%	11.36%
2007	0.50%	10,876	15.485007	168,415	0.34%	10.80%
2007	0.80%	3,892	15.269711	59,430	0.34%	10.47%
2006	0.00%	804	14.233850	11,444	0.00%	7.58%
2006	0.50%	9,652	13.975658	134,893	0.00%	7.04%
2006	0.80%	9,996	13.822967	138,174	0.00%	6.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return**	Inception Date****
Value Series - Initial Class (MVFIC)
2010	0.00%	10,028	$18.281385	$183,326	1.49%	11.53%
2010	0.50%	94,055	17.593817	1,654,786	1.49%	10.98%
2010	0.80%	8,354	17.193742	143,637	1.49%	10.65%
2009	0.00%	9,300	16.390924	152,436	1.34%	22.71%
2009	0.50%	85,805	15.853449	1,360,305	1.34%	22.10%
2009	0.80%	8,888	15.539458	138,115	1.34%	21.74%
2008	0.00%	10,025	13.356934	133,903	0.99%	-32.58%
2008	0.50%	98,196	12.983695	1,274,947	0.99%	-32.92%
2008	0.80%	8,253	12.764787	105,348	0.99%	-33.12%
2007	0.00%	9,498	19.812092	188,175	0.91%	7.91%
2007	0.50%	49,510	19.355242	958,278	0.91%	7.37%
2007	0.80%	9,924	19.086229	189,412	0.91%	7.04%
2006	0.00%	6,766	18.360218	124,225	0.80%	20.84%
2006	0.50%	22,532	18.027234	406,190	0.80%	20.24%
2006	0.80%	23,056	17.830357	411,097	0.80%	19.88%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.00%	1,267	12.844145	16,274	6.62%	7.14%
2010	0.50%	11,622	12.361057	143,660	6.62%	6.61%
2010	0.80%	2,208	12.079951	26,673	6.62%	6.29%
2009	0.00%	1,129	11.987667	13,534	4.15%	9.64%
2009	0.50%	14,932	11.594606	173,131	4.15%	9.10%
2009	0.80%	2,681	11.364963	30,469	4.15%	8.77%
2008	0.00%	6,559	10.933218	71,711	4.73%	-10.20%
2008	0.50%	60,672	10.627725	644,805	4.73%	-10.65%
2008	0.80%	4,469	10.448514	46,694	4.73%	-10.92%
2007	0.00%	1,932	12.175696	23,523	3.05%	5.45%
2007	0.50%	34,752	11.894818	413,369	3.05%	4.92%
2007	0.80%	10,704	11.729400	125,551	3.05%	4.61%
2006	0.00%	1,480	11.546094	17,088	3.94%	3.73%
2006	0.50%	13,740	11.336567	155,764	3.94%	3.22%
2006	0.80%	15,064	11.212678	168,908	3.94%	2.91%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.00%	14,151	27.755292	392,765	3.44%	9.74%
2010	0.50%	49,756	25.871094	1,287,242	3.44%	9.20%
2010	0.80%	7,575	24.921222	188,778	3.44%	8.87%
2010	1.00%	10,356	24.837987	257,222	3.44%	8.65%
2009	0.00%	12,742	25.290832	322,256	8.37%	30.21%
2009	0.50%	47,197	23.692027	1,118,193	8.37%	29.56%
2009	0.80%	7,957	22.890693	182,141	8.37%	29.17%
2009	1.00%	10,375	22.859877	237,171	8.37%	28.91%
2008	0.00%	13,545	19.423315	263,089	7.05%	-14.98%
2008	0.50%	55,882	18.286566	1,021,890	7.05%	-15.40%
2008	0.80%	10,382	17.721099	183,980	7.05%	-15.65%
2008	1.00%	6,634	17.732649	117,638	7.05%	-15.82%
2007	0.00%	11,312	22.844597	258,418	7.41%	6.53%
2007	0.50%	69,830	21.615486	1,509,409	7.41%	6.00%
2007	0.80%	20,760	21.010045	436,169	7.41%	5.68%
2007	1.00%	7,184	21.065858	151,337	7.41%	5.47%
2006	0.00%	34,466	21.443912	739,086	7.72%	10.81%
2006	0.50%	51,120	20.392381	1,042,459	7.72%	10.26%
2006	0.80%	31,246	19.881064	621,204	7.72%	9.93%
2006	1.00%	3,962	19.973989	79,137	7.72%	9.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return**	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	0.00%	12,054	$51.542559	$621,294	2.16%	29.96%
2010	0.80%	7	50.702174	355	2.16%	28.93%
2010	1.00%	32,923	26.269333	864,865	2.16%	28.67%
2009	0.00%	15,029	39.660220	596,053	5.11%	28.36%
2009	0.80%	7	39.326304	275	5.11%	27.33%
2009	1.00%	36,695	20.416080	749,168	5.11%	27.08%
2008	0.00%	35,291	30.898769	1,090,448	3.46%	-37.89%
2008	0.50%	164,177	31.774120	5,216,580	3.46%	-38.20%
2008	0.80%	48,939	30.885042	1,511,483	3.46%	-38.39%
2008	1.00%	41,815	16.065985	671,799	3.46%	-38.51%
2007	0.00%	38,256	49.750947	1,903,272	1.10%	-17.07%
2007	0.50%	173,362	51.418211	8,913,964	1.10%	-17.49%
2007	0.80%	84,232	50.130463	4,222,589	1.10%	-17.74%
2007	1.00%	39,508	26.129688	1,032,332	1.10%	-17.90%
2006	0.00%	45,458	59.991892	2,727,111	1.08%	38.04%
2006	0.50%	158,492	62.315078	9,876,441	1.08%	37.36%
2006	0.80%	195,750	60.938109	11,928,635	1.08%	36.95%
2006	1.00%	73,408	31.826979	2,336,355	1.08%	36.68%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.50%	5,296	12.257318	64,915	7.07%	7.70%
2010	0.80%	546	12.196157	6,659	7.07%	7.38%
2009	0.50%	2,998	11.381006	34,120	3.82%	13.81%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2010	0.00%	905	12.305369	11,136	5.31%	7.76%
2009	0.00%	939	11.419762	10,723	3.79%	14.20%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.00%	96,307	14.256071	1,372,959	1.92%	13.46%
2010	0.50%	370,983	14.137798	5,244,883	1.92%	12.90%
2010	0.80%	73,607	14.067316	1,035,453	1.92%	12.56%
2010	1.00%	50,951	14.020534	714,360	1.92%	12.34%
2009	0.00%	929	12.564442	11,672	0.89%	25.64%	5/1/2009
2009	0.50%	552	12.522611	6,912	0.89%	25.23%	5/1/2009
2009	0.80%	4	12.497580	50	0.89%	24.98%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.00%	6,984	10.878393	75,975	1.51%	12.02%
2010	0.50%	84,386	10.627363	896,801	1.51%	11.46%
2010	0.80%	14,478	10.479549	151,723	1.51%	11.13%
2009	0.00%	6,425	9.711378	62,396	0.08%	23.41%
2009	0.50%	92,676	9.534796	883,647	0.08%	22.80%
2009	0.80%	14,397	9.430409	135,770	0.08%	22.43%
2008	0.00%	17,836	7.868935	140,350	2.61%	-29.78%
2008	0.50%	90,933	7.764576	706,056	2.61%	-30.13%
2008	0.80%	11,719	7.702635	90,267	2.61%	-30.34%
2007	0.00%	18,106	11.205324	202,884	2.56%	6.14%
2007	0.50%	52,982	11.112234	588,748	2.56%	5.61%
2007	0.80%	17,818	11.056758	197,009	2.56%	5.29%
2006	0.00%	9,828	10.556998	103,754	3.56%	5.57%	5/1/2006
2006	0.50%	2,762	10.522054	29,062	3.56%	5.22%	5/1/2006
2006	0.80%	23,042	10.501149	241,967	3.56%	5.01%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.00%	6,068	$11.627184	$70,554	2.07%	5.99%
2010	0.50%	96,320	11.359007	1,094,100	2.07%	5.46%
2010	0.80%	8,644	11.201040	96,822	2.07%	5.15%
2009	0.00%	7,087	10.970085	77,745	0.35%	12.15%
2009	0.50%	122,112	10.770767	1,315,240	0.35%	11.59%
2009	0.80%	9,442	10.652882	100,585	0.35%	11.26%
2008	0.00%	6,155	9.781713	60,206	5.27%	-9.87%
2008	0.50%	104,841	9.652092	1,011,935	5.27%	-10.32%
2008	0.80%	9,151	9.575122	87,622	5.27%	-10.59%
2007	0.00%	6,166	10.853118	66,920	8.87%	2.98%
2007	0.50%	70,206	10.762995	755,627	8.87%	2.47%
2007	0.80%	7,668	10.709255	82,119	8.87%	2.16%
2006	0.50%	22,766	10.504005	239,134	0.05%	5.04%	5/1/2006
2006	0.80%	11,396	10.483128	119,466	0.05%	4.83%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.00%	7,375	11.991721	88,439	0.85%	11.30%
2010	0.50%	140,805	11.715019	1,649,533	0.85%	10.75%
2010	0.80%	18,883	11.552053	218,137	0.85%	10.41%
2009	0.00%	6,075	10.774250	65,454	0.00%	41.60%
2009	0.50%	118,760	10.578350	1,256,285	0.00%	40.90%
2009	0.80%	24,294	10.462500	254,176	0.00%	40.47%
2008	0.00%	9,676	7.608765	73,622	2.74%	-38.64%
2008	0.50%	112,338	7.507854	843,417	2.74%	-38.94%
2008	0.80%	21,120	7.447945	157,301	2.74%	-39.13%
2007	0.00%	8,996	12.399481	111,546	2.69%	14.36%
2007	0.50%	88,882	12.296498	1,092,937	2.69%	13.79%
2007	0.80%	23,258	12.235118	284,564	2.69%	13.45%
2006	0.00%	2,236	10.842096	24,243	0.07%	8.42%	5/1/2006
2006	0.50%	64,864	10.806217	700,934	0.07%	8.06%	5/1/2006
2006	0.80%	15,330	10.784738	165,330	0.07%	7.85%	5/1/2006
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.00%	6,030	10.612804	63,995	0.15%	18.19%
2010	0.50%	187,568	10.367833	1,944,674	0.15%	17.60%
2010	0.80%	25,085	10.223579	256,458	0.15%	17.25%
2009	0.00%	5,838	8.979238	52,421	0.00%	38.78%
2009	0.50%	166,832	8.815893	1,470,773	0.00%	38.09%
2009	0.80%	25,748	8.719320	224,505	0.00%	37.68%
2008	0.00%	4,646	6.470039	30,060	2.07%	-44.21%
2008	0.50%	139,829	6.384181	892,694	2.07%	-44.49%
2008	0.80%	28,066	6.333211	177,748	2.07%	-44.66%
2007	0.00%	4,432	11.597638	51,401	0.68%	11.90%
2007	0.50%	107,408	11.501279	1,235,329	0.68%	11.34%
2007	0.80%	27,580	11.443839	315,621	0.68%	11.00%
2006	0.00%	288	10.364424	2,985	1.29%	3.64%	5/1/2006
2006	0.50%	44,756	10.330117	462,335	1.29%	3.30%	5/1/2006
2006	0.80%	17,582	10.309581	181,263	1.29%	3.10%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.00%	2,714	$8.886120	$24,117	0.91%	10.97%
2010	0.50%	114,596	8.724545	999,798	0.91%	10.42%
2010	0.80%	4,706	8.629010	40,608	0.91%	10.09%
2009	0.00%	2,815	8.007342	22,541	0.00%	30.69%
2009	0.50%	99,198	7.901119	783,775	0.00%	30.04%
2009	0.80%	3,815	7.838054	29,902	0.00%	29.65%
2008	0.00%	2,747	6.126963	16,831	2.44%	-38.06%
2008	0.50%	89,642	6.075985	544,663	2.44%	-38.37%
2008	0.80%	3,255	6.045597	19,678	2.44%	-38.56%
2007	0.50%	34,752	9.859308	342,631	3.27%	-1.41%	5/1/2007
2007	0.80%	1,646	9.839552	16,196	3.27%	-1.60%	5/1/2007
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.00%	5,015	17.007403	85,292	8.44%	13.15%
2010	0.50%	3,245	16.367890	53,114	8.44%	12.59%
2010	0.80%	782	15.995730	12,509	8.44%	12.25%
2009	0.00%	5,085	15.030278	76,429	9.75%	46.00%
2009	0.50%	3,955	14.537578	57,496	9.75%	45.27%
2009	0.80%	1,534	14.249701	21,859	9.75%	44.84%
2008	0.00%	5,154	10.294917	53,060	8.80%	-27.99%
2008	0.50%	4,252	10.007295	42,551	8.80%	-28.35%
2008	0.80%	1,761	9.838552	17,326	8.80%	-28.56%
2007	0.00%	5,886	14.296317	84,148	7.20%	3.13%
2007	0.50%	5,162	13.966626	72,096	7.20%	2.62%
2007	0.80%	3,306	13.772430	45,532	7.20%	2.31%
2006	0.00%	6,018	13.861826	83,420	7.10%	10.60%
2006	0.50%	4,224	13.610399	57,490	7.10%	10.05%
2006	0.80%	8,630	13.461693	116,174	7.10%	9.72%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.00%	13,586	14.295077	194,213	7.86%	13.16%
2010	0.50%	116,167	13.895948	1,614,251	7.86%	12.60%
2010	0.80%	5,805	13.661828	79,307	7.86%	12.26%
2009	0.00%	13,384	12.632602	169,075	11.37%	46.08%
2009	0.50%	250,028	12.341429	3,085,703	11.37%	45.35%
2009	0.80%	8,303	12.169932	101,047	11.37%	44.92%
2008	0.00%	12,655	8.647843	109,438	9.56%	-28.10%
2008	0.50%	59,880	8.490785	508,428	9.56%	-28.46%
2008	0.80%	10,421	8.397926	87,515	9.56%	-28.67%
2007	0.00%	9,004	12.027193	108,293	8.02%	3.17%
2007	0.50%	35,436	11.868017	420,555	8.02%	2.65%
2007	0.80%	11,368	11.773527	133,841	8.02%	2.34%
2006	0.00%	4,016	11.657910	46,818	7.03%	10.60%
2006	0.50%	13,398	11.561576	154,902	7.03%	10.05%
2006	0.80%	9,102	11.504161	104,711	7.03%	9.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.00%	3,906	$29.562687	$115,472	0.06%	16.17%
2010	0.50%	28,449	28.086103	799,022	0.06%	15.60%
2010	0.80%	3,689	27.235796	100,473	0.06%	15.25%
2010	1.00%	22,540	26.284637	592,456	0.06%	15.02%
2009	0.00%	4,227	25.446836	107,564	1.30%	63.31%
2009	0.50%	30,891	24.296820	750,553	1.30%	62.50%
2009	0.80%	4,456	23.631906	105,304	1.30%	62.01%
2009	1.00%	40,087	22.852194	916,076	1.30%	61.69%
2008	0.00%	4,604	15.581599	71,738	1.08%	-57.76%
2008	0.50%	37,210	14.951961	556,362	1.08%	-57.97%
2008	0.80%	6,102	14.586450	89,007	1.08%	-58.10%
2008	1.00%	18,953	14.133405	267,870	1.08%	-58.18%
2007	0.00%	4,872	36.889137	179,724	0.71%	45.58%
2007	0.50%	37,816	35.576728	1,345,370	0.71%	44.85%
2007	0.80%	13,266	34.811779	461,813	0.71%	44.41%
2007	1.00%	47,852	33.798406	1,617,321	0.71%	44.12%
2006	0.00%	5,092	25.339713	129,030	0.72%	36.72%
2006	0.50%	36,644	24.561198	900,021	0.72%	36.04%
2006	0.80%	24,800	24.105617	597,819	0.72%	35.63%
2006	1.00%	29,436	23.450961	690,302	0.72%	35.36%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.00%	30,788	21.252025	654,307	0.07%	16.21%
2010	0.50%	129,852	20.658460	2,682,542	0.07%	15.63%
2010	0.80%	32,166	20.310361	653,303	0.07%	15.29%
2009	0.00%	35,576	18.287102	650,582	1.28%	63.48%
2009	0.50%	129,200	17.865296	2,308,196	1.28%	62.67%
2009	0.80%	36,539	17.616947	643,706	1.28%	62.18%
2008	0.00%	29,125	11.185864	325,788	1.12%	-57.83%
2008	0.50%	183,967	10.982610	2,020,438	1.12%	-58.04%
2008	0.80%	42,738	10.862450	464,239	1.12%	-58.17%
2007	0.00%	44,814	26.524857	1,188,685	0.74%	45.55%
2007	0.50%	196,328	26.174039	5,138,697	0.74%	44.82%
2007	0.80%	61,574	25.965810	1,598,819	0.74%	44.38%
2006	0.00%	26,004	18.224168	473,901	0.78%	36.64%
2006	0.50%	59,452	18.073662	1,074,515	0.78%	35.97%
2006	0.80%	71,548	17.983970	1,286,717	0.78%	35.56%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.00%	11,222	17.873386	200,575	3.74%	8.01%
2009	0.50%	22,312	17.201149	383,792	3.74%	7.47%
2009	0.80%	4,599	16.809985	77,309	3.74%	7.15%
2009	1.00%	13,437	16.554172	222,438	3.74%	6.93%
2008	0.00%	18,550	16.548066	306,967	3.10%	-32.94%
2008	0.50%	25,030	16.005503	400,618	3.10%	-33.27%
2008	0.80%	14,161	15.688527	222,165	3.10%	-33.47%
2008	1.00%	14,089	15.480718	218,108	3.10%	-33.61%
2007	0.00%	13,688	24.676248	337,768	2.36%	20.43%
2007	0.50%	44,614	23.987048	1,070,158	2.36%	19.83%
2007	0.80%	18,462	23.582792	435,386	2.36%	19.47%
2007	1.00%	20,120	23.317091	469,140	2.36%	19.23%
2006	0.00%	10,732	20.489395	219,892	2.82%	37.56%
2006	0.50%	31,924	20.017433	639,037	2.82%	36.88%
2006	0.80%	44,146	19.739493	871,420	2.82%	36.47%
2006	1.00%	38,254	19.556346	748,108	2.82%	36.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.00%	11,232	$13.537857	$152,057	0.86%	13.29%
2010	0.50%	38,649	12.861523	497,085	0.86%	12.73%
2010	0.80%	6,415	12.472134	80,009	0.86%	12.39%
2010	1.00%	6,894	12.283958	84,686	0.86%	12.16%
2009	0.00%	12,461	11.949736	148,906	1.12%	29.72%
2009	0.50%	54,336	11.409586	619,951	1.12%	29.08%
2009	0.80%	6,545	11.097348	72,632	1.12%	28.69%
2009	1.00%	17,782	10.951765	194,744	1.12%	28.43%
2008	0.00%	13,969	9.211762	128,679	1.24%	-46.06%
2008	0.50%	63,423	8.839463	560,625	1.24%	-46.33%
2008	0.80%	9,215	8.623393	79,465	1.24%	-46.49%
2008	1.00%	23,220	8.527308	198,004	1.24%	-46.59%
2007	0.00%	13,744	17.076402	234,698	0.38%	27.15%
2007	0.50%	64,516	16.468629	1,062,490	0.38%	26.51%
2007	0.80%	24,468	16.114464	394,289	0.38%	26.13%
2007	1.00%	73,628	15.966923	1,175,613	0.38%	25.87%
2006	0.00%	15,102	13.430598	202,829	0.78%	32.96%
2006	0.50%	25,884	13.017827	336,953	0.78%	32.30%
2006	0.80%	90,176	12.776337	1,152,119	0.78%	31.91%
2006	1.00%	37,946	12.684823	481,338	0.78%	31.65%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.00%	37,162	8.103077	301,127	0.98%	13.27%
2010	0.50%	354,843	7.995676	2,837,210	0.98%	12.70%
2010	0.80%	92,562	7.931942	734,196	0.98%	12.37%
2009	0.00%	44,927	7.153834	321,400	0.02%	29.67%
2009	0.50%	399,958	7.094353	2,837,443	0.02%	29.02%
2009	0.80%	100,960	7.058922	712,669	0.02%	28.64%
2008	0.00%	1,565	5.516874	8,634	1.08%	-44.83%	5/1/2008
2008	0.50%	2,344	5.498438	12,888	1.08%	-45.02%	5/1/2008
2008	0.80%	170	5.487410	933	1.08%	-45.13%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.50%	5,113	14.811453	75,731	0.94%	10.81%
2009	0.50%	5,406	13.366903	72,261	0.74%	33.67%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.00%	101,840	9.164158	933,278	0.21%	15.61%
2010	0.50%	1,125,978	9.042668	10,181,845	0.21%	15.03%
2010	0.80%	315,664	8.970544	2,831,678	0.21%	14.69%
2009	0.00%	119,590	7.927018	947,992	0.18%	52.96%
2009	0.50%	1,236,830	7.861103	9,722,848	0.18%	52.20%
2009	0.80%	356,967	7.821802	2,792,125	0.18%	51.74%
2008	0.80%	171	5.154692	881	0.00%	-48.45%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.50%	3,454	9.910000	34,229	1.85%	22.96%
2010	0.80%	163	9.830999	1,602	1.85%	22.60%
2009	0.50%	3,846	8.059273	30,996	0.44%	30.88%
2009	0.80%	2	8.018999	16	0.44%	30.49%
2008	0.50%	69	6.157812	425	0.43%	-38.42%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2010	0.50%	7,354	9.413816	69,229	0.36%	14.43%
2010	0.80%	3,331	9.338751	31,107	0.36%	14.09%
2009	0.50%	5,424	8.226880	44,623	0.88%	28.65%
2009	0.80%	5,678	8.185776	46,479	0.88%	28.27%
2008	0.50%	14,331	6.394590	91,641	2.22%	-36.05%	5/1/2008
2008	0.80%	5,228	6.381765	33,364	2.22%	-36.18%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2010	0.00%	447	$10.596561	$4,737	1.01%	10.46%
2010	0.50%	13,188	10.456211	137,897	1.01%	9.91%
2010	0.80%	8,559	10.372881	88,781	1.01%	9.58%
2009	0.00%	458	9.593104	4,394	2.36%	19.88%
2009	0.50%	17,112	9.513461	162,794	2.36%	19.28%
2009	0.80%	6,831	9.465975	64,662	2.36%	18.93%
2008	0.50%	10,972	7.975427	87,506	0.89%	-20.25%	5/1/2008
2008	0.80%	2,267	7.959456	18,044	0.89%	-20.41%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2010	0.00%	497	10.149086	5,044	0.75%	12.46%
2010	0.50%	31,110	10.014640	311,555	0.75%	11.89%
2010	0.80%	7,218	9.934815	71,709	0.75%	11.56%
2009	0.00%	509	9.025006	4,594	1.80%	24.25%
2009	0.50%	27,157	8.950049	243,056	1.80%	23.63%
2009	0.80%	4,616	8.905361	41,107	1.80%	23.26%
2008	0.50%	15,452	7.239333	111,862	1.66%	-27.61%	5/1/2008
2008	0.80%	4,329	7.224834	31,276	1.66%	-27.75%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2010	0.00%	2,051	11.062310	22,689	1.23%	6.87%
2010	0.50%	22,454	10.915841	245,104	1.23%	6.33%
2010	0.80%	2,943	10.828868	31,869	1.23%	6.01%
2009	0.00%	1,920	10.351566	19,875	3.09%	13.22%
2009	0.50%	11,740	10.265671	120,519	3.09%	12.66%
2009	0.80%	1,442	10.214479	14,729	3.09%	12.32%
2008	0.00%	288	9.142885	2,633	1.89%	-8.57%	5/1/2008
2008	0.50%	3,870	9.112447	35,265	1.89%	-8.88%	5/1/2008
2008	0.80%	1,287	9.094234	11,704	1.89%	-9.06%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2010	0.00%	8,618	10.368348	89,354	0.95%	11.42%
2010	0.50%	75,415	10.230997	771,571	0.95%	10.87%
2010	0.80%	21,238	10.149462	215,554	0.95%	10.54%
2009	0.00%	7,297	9.305236	67,900	2.08%	22.00%
2009	0.50%	69,130	9.227958	637,929	2.08%	21.40%
2009	0.80%	18,764	9.181897	172,289	2.08%	21.03%
2008	0.00%	6,475	7.626933	49,384	1.65%	-23.73%	5/1/2008
2008	0.50%	36,096	7.601493	274,383	1.65%	-23.99%	5/1/2008
2008	0.80%	7,019	7.586279	53,248	1.65%	-24.14%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2010	0.50%	11,208	9.785569	109,677	0.83%	12.93%
2010	0.80%	17,780	9.707544	172,600	0.83%	12.59%
2009	0.50%	7,130	8.664997	61,781	1.62%	26.06%
2009	0.80%	14,506	8.621717	125,067	1.62%	25.68%
2008	0.50%	3,677	6.873896	25,275	1.88%	-31.26%	5/1/2008
2008	0.80%	8,701	6.860115	59,690	1.88%	-31.40%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2010	0.00%	12,829	10.770841	138,179	1.16%	9.31%
2010	0.50%	29,763	10.628200	316,327	1.16%	8.77%
2010	0.80%	5,352	10.543510	56,429	1.16%	8.44%
2009	0.00%	11,907	9.853071	117,321	3.06%	17.64%
2009	0.50%	29,224	9.771284	285,556	3.06%	17.05%
2009	0.80%	6,000	9.722537	58,335	3.06%	16.70%
2008	0.50%	6,389	8.348025	53,336	2.83%	-16.52%	5/1/2008
2008	0.80%	1,384	8.331322	11,531	2.83%	-16.69%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.00%	5,920	$11.582155	$68,566	3.10%	7.06%
2010	0.50%	11,379	11.428775	130,048	3.10%	6.52%
2010	0.80%	1,336	11.337733	15,147	3.10%	6.20%
2010	1.00%	6,040	11.277452	68,116	3.10%	5.99%
2009	0.00%	5,380	10.818752	58,205	5.39%	8.78%
2009	0.50%	4,328	10.728983	46,435	5.39%	8.24%
2009	0.80%	872	10.675484	9,309	5.39%	7.92%
2009	1.00%	2,052	10.639980	21,833	5.39%	7.70%
2008	0.50%	1,649	9.912085	16,345	2.32%	-0.88%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2010	0.50%	3,988	12.403480	49,465	2.97%	7.81%
2010	0.80%	1,345	12.304709	16,550	2.97%	7.49%
2009	0.50%	1,483	11.504485	17,061	5.73%	16.04%
2009	0.80%	190	11.447139	2,175	5.73%	15.70%
2008	0.50%	16	9.914010	159	2.82%	-0.86%	5/1/2008
NVIT Fund - Class I (TRF)
2010	0.00%	168,440	20.619110	3,473,083	1.02%	13.45%
2010	0.50%	444,744	44.639451	19,853,128	1.02%	12.88%
2010	0.80%	599,906	35.417325	21,247,066	1.02%	12.55%
2010	1.00%	113,338	9.571998	1,084,871	1.02%	12.32%
2009	0.00%	179,695	18.174730	3,265,908	1.35%	26.10%
2009	0.50%	502,814	39.544533	19,883,545	1.35%	25.47%
2009	0.80%	653,320	31.469156	20,559,429	1.35%	25.09%
2009	1.00%	128,057	8.521969	1,091,298	1.35%	24.84%
2008	0.00%	193,391	14.413309	2,787,404	1.40%	-41.55%
2008	0.50%	557,930	31.517666	17,584,651	1.40%	-41.85%
2008	0.80%	726,828	25.156819	18,284,680	1.40%	-42.02%
2008	1.00%	143,966	6.826209	982,742	1.40%	-42.14%
2007	0.00%	215,182	24.661007	5,306,605	1.05%	8.18%
2007	0.50%	592,642	54.197488	32,119,708	1.05%	7.64%
2007	0.80%	846,056	43.389809	36,710,208	1.05%	7.31%
2007	1.00%	149,962	11.797304	1,769,147	1.05%	7.10%
2006	0.00%	247,594	22.796000	5,644,153	1.08%	13.63%
2006	0.50%	467,698	50.351226	23,549,168	1.08%	13.06%
2006	0.80%	1,155,132	40.432316	46,704,662	1.08%	12.72%
2006	1.00%	167,948	11.015308	1,849,999	1.08%	12.50%
2006	1.30%	314	40.292927	12,652	1.08%	12.16%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.00%	4,227	13.889643	58,712	1.17%	31.75%
2009	0.50%	24,715	13.366897	330,363	1.17%	31.10%
2009	0.80%	3,898	13.062701	50,918	1.17%	30.70%
2009	1.00%	7,696	12.863780	99,000	1.17%	30.44%
2008	0.00%	4,535	10.542078	47,808	1.83%	-46.27%
2008	0.50%	16,943	10.196244	172,755	1.83%	-46.54%
2008	0.80%	6,792	9.994191	67,881	1.83%	-46.70%
2008	1.00%	8,903	9.861725	87,799	1.83%	-46.81%
2007	0.00%	6,516	19.621675	127,855	3.13%	-1.05%
2007	0.50%	20,752	19.073551	395,814	3.13%	-1.55%
2007	0.80%	8,522	18.752014	159,805	3.13%	-1.85%
2007	1.00%	5,350	18.540690	99,193	3.13%	-2.04%
2006	0.00%	1,856	19.830405	36,805	1.89%	20.32%
2006	0.50%	19,458	19.373628	376,972	1.89%	19.72%
2006	0.80%	20,092	19.104581	383,849	1.89%	19.37%
2006	1.00%	5,656	18.927318	107,053	1.89%	19.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2010	0.00%	78,091	$23.292436	$1,818,930	2.93%	4.78%
2010	0.50%	150,926	40.136055	6,057,574	2.93%	4.26%
2010	0.80%	60,113	29.998155	1,803,279	2.93%	3.95%
2010	1.00%	114,512	15.752353	1,803,833	2.93%	3.74%
2009	0.00%	90,071	22.229504	2,002,234	3.32%	2.69%
2009	0.50%	154,092	38.496449	5,931,995	3.32%	2.18%
2009	0.80%	67,098	28.859126	1,936,390	3.32%	1.87%
2009	1.00%	132,506	15.184570	2,012,047	3.32%	1.67%
2008	0.00%	101,325	21.647591	2,193,442	4.34%	7.72%
2008	0.50%	180,930	37.676575	6,816,823	4.34%	7.18%
2008	0.80%	84,645	28.329345	2,397,937	4.34%	6.86%
2008	1.00%	292,160	14.935656	4,363,601	4.34%	6.65%
2007	0.00%	97,024	20.096370	1,949,830	4.45%	7.16%
2007	0.50%	132,504	35.151974	4,657,777	4.45%	6.62%
2007	0.80%	102,864	26.510441	2,726,970	4.45%	6.30%
2007	1.00%	140,436	14.004670	1,966,760	4.45%	6.09%
2006	0.00%	95,134	18.753954	1,784,139	4.11%	3.34%
2006	0.50%	106,356	32.969134	3,506,465	4.11%	2.83%
2006	0.80%	157,392	24.939296	3,925,246	4.11%	2.52%
2006	1.00%	127,692	13.201192	1,685,687	4.11%	2.32%
2006	1.30%	7,562	25.368610	191,837	4.11%	2.01%
NVIT Growth Fund - Class I (CAF)
2010	0.00%	72,600	15.077159	1,094,602	0.63%	19.25%
2010	0.50%	281,742	22.018021	6,203,401	0.63%	18.65%
2010	0.80%	237,543	21.374125	5,077,274	0.63%	18.30%
2010	1.00%	40,018	6.512646	260,623	0.63%	18.06%
2009	0.00%	80,041	12.643680	1,012,013	0.56%	33.47%
2009	0.50%	310,833	18.556714	5,768,039	0.56%	32.81%
2009	0.80%	257,511	18.068103	4,652,735	0.56%	32.41%
2009	1.00%	34,260	5.516318	188,989	0.56%	32.14%
2008	0.00%	94,951	9.472940	899,465	0.27%	-38.71%
2008	0.50%	306,649	13.972794	4,284,743	0.27%	-39.01%
2008	0.80%	323,554	13.645751	4,415,137	0.27%	-39.20%
2008	1.00%	36,164	4.174493	150,966	0.27%	-39.32%
2007	0.00%	104,626	15.454811	1,616,975	0.17%	19.54%
2007	0.50%	262,256	22.910775	6,008,488	0.17%	18.94%
2007	0.80%	427,558	22.441944	9,595,233	0.17%	18.59%
2007	1.00%	49,378	6.879197	339,681	0.17%	18.35%
2006	0.00%	118,580	12.928125	1,533,017	0.05%	6.17%
2006	0.50%	165,708	19.261676	3,191,814	0.05%	5.64%
2006	0.80%	597,654	18.924499	11,310,303	0.05%	5.32%
2006	1.00%	55,020	5.812653	319,812	0.05%	5.11%
2006	1.30%	932	17.584603	16,389	0.05%	4.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.00%	1,969	$13.810897	$27,194	0.30%	19.16%
2009	0.50%	4,346	13.291259	57,764	0.30%	18.57%
2009	0.80%	905	12.988959	11,755	0.30%	18.21%
2009	1.00%	6,585	12.791190	84,230	0.30%	17.98%
2008	0.00%	2,092	11.589966	24,246	0.29%	-25.21%
2008	0.50%	6,829	11.209779	76,552	0.29%	-25.59%
2008	0.80%	1,704	10.987732	18,723	0.29%	-25.81%
2008	1.00%	22,174	10.842090	240,413	0.29%	-25.96%
2007	0.00%	2,924	15.497697	45,315	0.08%	13.16%
2007	0.50%	7,226	15.064598	108,857	0.08%	12.59%
2007	0.80%	2,752	14.810633	40,759	0.08%	12.25%
2007	1.00%	14,292	14.643631	209,287	0.08%	12.03%
2006	0.00%	4,354	13.695316	59,629	0.00%	2.71%
2006	0.50%	7,120	13.379661	95,263	0.00%	2.20%
2006	0.80%	3,876	13.193822	51,139	0.00%	1.89%
2006	1.00%	17,932	13.071309	234,395	0.00%	1.69%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	8,049	11.124833	89,544	0.29%	19.11%
2009	0.50%	31,770	10.868248	345,284	0.29%	18.52%
2009	0.80%	1,899	10.717146	20,352	0.29%	18.16%
2008	0.00%	9,167	9.339799	85,618	0.28%	-25.23%
2008	0.50%	52,395	9.170101	480,467	0.28%	-25.61%
2008	0.80%	3,498	9.069777	31,726	0.28%	-25.83%
2007	0.00%	1,306	12.491648	16,314	0.09%	13.23%
2007	0.50%	38,088	12.326279	469,483	0.09%	12.66%
2007	0.80%	5,112	12.228112	62,510	0.09%	12.32%
2006	0.00%	3,408	11.032385	37,598	0.00%	2.70%
2006	0.50%	19,322	10.941189	211,406	0.00%	2.19%
2006	0.80%	14,692	10.886820	159,949	0.00%	1.89%
NVIT International Index Fund - Class VI (GVIX6)
2010	0.00%	19,297	9.456969	182,491	2.13%	7.54%
2010	0.50%	39,561	9.238694	365,492	2.13%	7.01%
2010	0.80%	639	9.110128	5,821	2.13%	6.69%
2009	0.00%	21,817	8.793694	191,852	2.63%	28.62%
2009	0.50%	38,936	8.633738	336,163	2.63%	27.98%
2009	0.80%	697	8.539143	5,952	2.63%	27.59%
2008	0.00%	326	6.837123	2,229	2.05%	-43.11%
2008	0.50%	39,457	6.746415	266,193	2.05%	-43.39%
2008	0.80%	1,137	6.692562	7,609	2.05%	-43.56%
2007	0.50%	31,716	11.917827	377,986	1.82%	8.95%
2007	0.80%	678	11.858321	8,040	1.82%	8.62%
2006	0.50%	530	10.938962	5,798	1.38%	9.39%	5/1/2006
2006	0.80%	1,052	10.917219	11,485	1.38%	9.17%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.00%	13,121	$15.419576	$202,320	1.64%	14.63%
2010	0.50%	99,024	14.746126	1,460,220	1.64%	14.06%
2010	0.80%	37,157	14.356213	533,434	1.64%	13.72%
2010	1.00%	834	14.101999	11,761	1.64%	13.49%
2009	0.00%	5,371	13.451838	72,250	1.15%	27.21%
2009	0.50%	118,079	12.928735	1,526,612	1.15%	26.57%
2009	0.80%	36,824	12.624661	464,891	1.15%	26.19%
2009	1.00%	852	12.425900	10,587	1.15%	25.94%
2008	0.00%	5,689	10.574854	60,160	1.95%	-36.84%
2008	0.50%	147,039	10.214579	1,501,941	1.95%	-37.16%
2008	0.80%	53,348	10.004311	533,710	1.95%	-37.35%
2008	1.00%	322	9.866526	3,177	1.95%	-37.47%
2007	0.00%	5,888	16.743624	98,586	2.03%	5.96%
2007	0.50%	199,734	16.254455	3,246,567	2.03%	5.43%
2007	0.80%	73,246	15.967821	1,169,579	2.03%	5.11%
2007	1.00%	328	15.779509	5,176	2.03%	4.90%
2006	0.00%	1,756	15.802084	27,748	2.11%	16.87%
2006	0.50%	95,776	15.417742	1,476,650	2.11%	16.29%
2006	0.80%	91,086	15.191606	1,383,743	2.11%	15.94%
2006	1.00%	290	15.042687	4,362	2.11%	15.71%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.50%	17,228	12.676549	218,392	1.09%	9.27%
2010	0.80%	516	12.613336	6,508	1.09%	8.94%
2009	0.50%	3,613	11.601491	41,916	0.61%	16.01%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.80%	271	13.491613	3,656	1.63%	11.14%
2009	0.50%	1,619	12.163837	19,693	1.57%	21.64%	5/1/2009
2009	0.80%	51	12.139517	619	1.57%	21.40%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.00%	8,555	14.239553	121,819	2.28%	5.89%
2010	0.50%	39,855	13.617720	542,734	2.28%	5.36%
2010	0.80%	13,404	13.257742	177,707	2.28%	5.05%
2010	1.00%	6,820	13.023020	88,817	2.28%	4.84%
2009	0.00%	9,384	13.447193	126,188	1.79%	9.08%
2009	0.50%	70,008	12.924398	904,811	1.79%	8.54%
2009	0.80%	15,117	12.620548	190,785	1.79%	8.22%
2009	1.00%	2,044	12.421919	25,390	1.79%	8.00%
2008	0.00%	4,138	12.327359	51,011	3.40%	-6.02%
2008	0.50%	51,425	11.907464	612,341	3.40%	-6.49%
2008	0.80%	16,459	11.662459	191,952	3.40%	-6.77%
2008	1.00%	2,434	11.501879	27,996	3.40%	-6.96%
2007	0.00%	4,112	13.117367	53,939	3.97%	5.38%
2007	0.50%	41,486	12.734093	528,287	3.97%	4.85%
2007	0.80%	19,826	12.509560	248,015	3.97%	4.54%
2007	1.00%	5,692	12.362022	70,365	3.97%	4.33%
2006	0.00%	3,274	12.447546	40,753	2.89%	6.16%
2006	0.50%	7,634	12.144751	92,713	2.89%	5.64%
2006	0.80%	20,230	11.966643	242,085	2.89%	5.32%
2006	1.00%	5,798	11.849304	68,702	2.89%	5.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.00%	90,987	$15.118520	$1,375,589	1.97%	10.91%
2010	0.50%	150,866	14.458239	2,181,257	1.97%	10.36%
2010	0.80%	84,980	14.076015	1,196,180	1.97%	10.03%
2010	1.00%	17,093	13.826815	236,342	1.97%	9.81%
2009	0.00%	92,413	13.630962	1,259,678	1.55%	19.14%
2009	0.50%	181,042	13.100931	2,371,819	1.55%	18.54%
2009	0.80%	87,135	12.792885	1,114,708	1.55%	18.19%
2009	1.00%	17,020	12.591533	214,308	1.55%	17.95%
2008	0.00%	91,097	11.441586	1,042,294	2.78%	-23.20%
2008	0.50%	198,084	11.051801	2,189,185	2.78%	-23.58%
2008	0.80%	97,732	10.824352	1,057,886	2.78%	-23.81%
2008	1.00%	15,405	10.675316	164,453	2.78%	-23.96%
2007	0.00%	89,402	14.896957	1,331,818	2.62%	5.66%
2007	0.50%	214,672	14.461679	3,104,518	2.62%	5.13%
2007	0.80%	137,718	14.206661	1,956,513	2.62%	4.81%
2007	1.00%	45,290	14.039145	635,833	2.62%	4.60%
2006	0.00%	90,888	14.099052	1,281,435	2.50%	11.35%
2006	0.50%	199,278	13.756055	2,741,279	2.50%	10.80%
2006	0.80%	241,266	13.554301	3,270,192	2.50%	10.47%
2006	1.00%	41,320	13.421439	554,574	2.50%	10.25%
2006	1.30%	2,822	13.224582	37,320	2.50%	9.92%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.00%	46,787	15.460895	723,369	1.87%	12.83%
2010	0.50%	218,019	14.785639	3,223,550	1.87%	12.27%
2010	0.80%	89,682	14.394739	1,290,949	1.87%	11.94%
2010	1.00%	36,475	14.139877	515,752	1.87%	11.71%
2009	0.00%	50,619	13.702388	693,601	1.32%	24.39%
2009	0.50%	233,130	13.169552	3,070,218	1.32%	23.77%
2009	0.80%	96,148	12.859856	1,236,449	1.32%	23.40%
2009	1.00%	37,075	12.657436	469,274	1.32%	23.15%
2008	0.00%	52,343	11.015454	576,582	2.47%	-31.39%
2008	0.50%	254,606	10.640174	2,709,052	2.47%	-31.73%
2008	0.80%	119,944	10.421164	1,249,956	2.47%	-31.94%
2008	1.00%	37,829	10.277660	388,794	2.47%	-32.07%
2007	0.00%	50,888	16.055259	817,020	2.25%	6.15%
2007	0.50%	210,008	15.586169	3,273,220	2.25%	5.62%
2007	0.80%	177,620	15.311321	2,719,597	2.25%	5.30%
2007	1.00%	38,380	15.130768	580,719	2.25%	5.09%
2006	0.00%	47,128	15.125018	712,812	2.27%	14.54%
2006	0.50%	152,382	14.757103	2,248,717	2.27%	13.97%
2006	0.80%	247,768	14.540668	3,602,712	2.27%	13.63%
2006	1.00%	23,212	14.398126	334,209	2.27%	13.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.00%	16,332	$14.879939	$243,019	2.08%	8.52%
2010	0.50%	155,524	14.230110	2,213,124	2.08%	7.98%
2010	0.80%	15,867	13.853943	219,821	2.08%	7.65%
2010	1.00%	28,219	13.608694	384,024	2.08%	7.44%
2009	0.00%	16,706	13.712188	229,076	1.78%	14.56%
2009	0.50%	37,901	13.179057	499,499	1.78%	13.99%
2009	0.80%	119,770	12.869197	1,541,344	1.78%	13.65%
2009	1.00%	23,982	12.666675	303,772	1.78%	13.42%
2008	0.00%	14,736	11.969310	176,380	3.21%	-15.04%
2008	0.50%	41,276	11.561611	477,217	3.21%	-15.47%
2008	0.80%	110,626	11.323691	1,252,695	3.21%	-15.72%
2008	1.00%	37,456	11.167796	418,301	3.21%	-15.89%
2007	0.00%	13,564	14.088774	191,100	2.92%	5.86%
2007	0.50%	22,454	13.677144	307,107	2.92%	5.33%
2007	0.80%	100,130	13.435963	1,345,343	2.92%	5.01%
2007	1.00%	31,082	13.277544	412,693	2.92%	4.80%
2006	0.00%	13,888	13.308971	184,835	2.76%	8.42%
2006	0.50%	18,590	12.985235	241,396	2.76%	7.88%
2006	0.80%	99,224	12.794782	1,269,549	2.76%	7.56%
2006	1.00%	77,310	12.669367	979,469	2.76%	7.35%
NVIT Leaders Fund - Class I (GVUS1)
2009	0.00%	3,522	12.049802	42,439	0.79%	33.79%
2009	0.50%	5,347	11.596383	62,006	0.79%	33.12%
2009	0.80%	1,533	11.332557	17,373	0.79%	32.72%
2009	1.00%	216	11.160018	2,411	0.79%	32.46%
2008	0.00%	4,220	9.006647	38,008	0.78%	-49.91%
2008	0.50%	26,001	8.711189	226,500	0.78%	-50.16%
2008	0.80%	2,524	8.538594	21,551	0.78%	-50.31%
2008	1.00%	1,246	8.425426	10,498	0.78%	-50.41%
2007	0.00%	5,280	17.979434	94,931	1.15%	11.56%
2007	0.50%	28,472	17.477126	497,609	1.15%	11.00%
2007	0.80%	7,118	17.182548	122,305	1.15%	10.67%
2007	1.00%	1,218	16.988891	20,692	1.15%	10.44%
2006	0.00%	4,904	16.116355	79,035	0.97%	16.05%
2006	0.50%	15,828	15.745056	249,213	0.97%	15.47%
2006	0.80%	10,376	15.526442	161,102	0.97%	15.12%
2006	1.00%	2,084	15.382337	32,057	0.97%	14.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.00%	33,688	$19.905073	$670,562	1.24%	26.20%
2010	0.50%	197,467	18.871107	3,726,421	1.24%	25.57%
2010	0.80%	29,893	18.276712	546,346	1.24%	25.20%
2010	1.00%	27,986	16.306885	456,364	1.24%	24.95%
2009	0.00%	35,437	15.772556	558,932	0.98%	36.76%
2009	0.50%	223,509	15.028105	3,358,917	0.98%	36.07%
2009	0.80%	34,428	14.598417	502,594	0.98%	35.67%
2009	1.00%	21,651	13.051063	282,569	0.98%	35.39%
2008	0.00%	46,729	11.533383	538,943	1.24%	-36.46%
2008	0.50%	218,000	11.044098	2,407,613	1.24%	-36.78%
2008	0.80%	44,095	10.760553	474,487	1.24%	-36.97%
2008	1.00%	34,842	9.639266	335,851	1.24%	-37.10%
2007	0.00%	51,172	18.152010	928,875	1.35%	7.56%
2007	0.50%	221,386	17.469317	3,867,462	1.35%	7.02%
2007	0.80%	81,490	17.072106	1,391,206	1.35%	6.70%
2007	1.00%	34,096	15.323833	522,481	1.35%	6.48%
2006	0.00%	58,484	16.876236	986,990	1.13%	9.89%
2006	0.50%	202,754	16.323372	3,309,629	1.13%	9.34%
2006	0.80%	141,094	16.000413	2,257,562	1.13%	9.02%
2006	1.00%	41,104	14.390791	591,519	1.13%	8.80%
2006	1.30%	4,202	15.476230	65,031	1.13%	8.47%
NVIT Money Market Fund - Class I (SAM)
2010	0.00%	229,241	15.554987	3,565,841	0.00%	0.00%
2010	0.50%	519,077	20.753682	10,772,759	0.00%	-0.50%
2010	0.80%	116,670	16.422479	1,916,011	0.00%	-0.80%
2010	1.00%	304,520	11.188204	3,407,032	0.00%	-1.00%
2010	1.30%	250	15.632002	3,908	0.00%	-1.30%
2009	0.00%	293,432	15.554967	4,564,325	0.05%	0.04%
2009	0.50%	625,978	20.857934	13,056,608	0.05%	-0.46%
2009	0.80%	140,909	16.554897	2,332,734	0.05%	-0.76%
2009	1.00%	317,630	11.301196	3,589,599	0.05%	-0.96%
2009	1.30%	268	15.837870	4,245	0.05%	-1.26%
2008	0.00%	426,717	15.548444	6,634,785	2.06%	2.05%
2008	0.50%	1,022,503	20.953951	21,425,478	2.06%	1.54%
2008	0.80%	217,188	16.681402	3,623,000	2.06%	1.24%
2008	1.00%	434,025	11.410562	4,952,469	2.06%	1.03%
2008	1.30%	283	16.039742	4,539	2.06%	0.73%
2007	0.00%	553,934	15.235553	8,439,491	4.64%	4.79%
2007	0.50%	847,514	20.635458	17,488,840	4.64%	4.27%
2007	0.80%	329,710	16.477531	5,432,807	4.64%	3.95%
2007	1.00%	419,234	11.293879	4,734,778	4.64%	3.74%
2007	1.30%	252	15.923976	4,013	4.64%	3.42%
2006	0.00%	307,156	14.538752	4,465,665	4.49%	4.53%
2006	0.50%	485,516	19.791189	9,608,939	4.49%	4.01%
2006	0.80%	566,642	15.851431	8,982,087	4.49%	3.70%
2006	1.00%	495,002	10.886811	5,388,993	4.49%	3.49%
2006	1.30%	1,120	15.396940	17,245	4.49%	3.18%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.00%	23,527	9.555175	224,805	0.75%	14.04%
2010	0.50%	425,581	9.428595	4,012,631	0.75%	13.47%
2010	0.80%	93,168	9.353449	871,442	0.75%	13.13%
2009	0.00%	32,180	8.379106	269,640	0.84%	36.46%
2009	0.50%	513,260	8.309496	4,264,932	0.84%	35.78%
2009	0.80%	104,749	8.268003	866,065	0.84%	35.37%
2008	0.50%	238	6.119892	1,457	0.10%	-38.80%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2010	0.00%	321	$17.570720	$5,640	2.16%	6.19%
2010	0.50%	14,066	16.909786	237,853	2.16%	5.66%
2010	0.80%	1,735	16.525211	28,671	2.16%	5.34%
2009	0.00%	955	16.546611	15,802	2.11%	29.86%
2009	0.50%	16,368	16.003937	261,952	2.11%	29.21%
2009	0.80%	2,462	15.686900	38,621	2.11%	28.82%
2008	0.00%	1,177	12.742294	14,998	1.71%	-46.31%
2008	0.50%	16,733	12.386191	207,258	1.71%	-46.58%
2008	0.80%	4,801	12.177329	58,463	1.71%	-46.74%
2007	0.00%	1,206	23.734976	28,624	2.06%	2.92%
2007	0.50%	22,414	23.187675	519,729	2.06%	2.40%
2007	0.80%	5,630	22.865372	128,732	2.06%	2.09%
2006	0.00%	2,190	23.062454	50,507	2.08%	22.67%
2006	0.50%	22,408	22.644248	507,412	2.08%	22.06%
2006	0.80%	14,186	22.396963	317,723	2.08%	21.70%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.00%	9,164	10.698362	98,040	2.04%	6.11%
2010	0.50%	61,361	10.399457	638,121	2.04%	5.58%
2010	0.80%	8,310	10.224128	84,963	2.04%	5.27%
2009	0.00%	9,171	10.082162	92,464	2.14%	29.84%
2009	0.50%	87,232	9.849548	859,196	2.14%	29.19%
2009	0.80%	9,816	9.712549	95,338	2.14%	28.80%
2008	0.00%	7,281	7.765128	56,538	1.67%	-46.33%
2008	0.50%	88,977	7.624008	678,361	1.67%	-46.60%
2008	0.80%	21,725	7.540568	163,819	1.67%	-46.76%
2007	0.00%	10,900	14.468946	157,712	2.12%	2.93%
2007	0.50%	111,682	14.277421	1,594,531	2.12%	2.42%
2007	0.80%	30,584	14.163711	433,183	2.12%	2.11%
2006	0.00%	10,116	14.056822	142,199	2.01%	22.75%
2006	0.50%	98,312	13.940694	1,370,538	2.01%	22.14%
2006	0.80%	45,492	13.871454	631,040	2.01%	21.77%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.00%	31,606	9.540808	301,547	0.07%	15.51%
2010	0.50%	128,373	9.414378	1,208,552	0.07%	14.93%
2010	0.80%	23,761	9.339315	221,911	0.07%	14.59%
2010	1.00%	20,763	9.289615	192,880	0.07%	14.36%
2009	0.00%	4,410	8.259762	36,426	0.86%	29.78%
2009	0.50%	26,167	8.191112	214,337	0.86%	29.13%
2009	0.80%	7,925	8.150192	64,590	0.86%	28.74%
2008	0.00%	206	6.364575	1,311	0.22%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.00%	35,838	9.169345	328,611	0.84%	13.05%
2010	0.50%	101,632	9.047788	919,545	0.84%	12.48%
2010	0.80%	16,970	8.975644	152,317	0.84%	12.15%
2010	1.00%	12,610	10.445550	131,718	0.84%	4.46%	4/30/2010
2009	0.00%	6,514	8.111157	52,836	1.29%	27.59%
2009	0.50%	44,311	8.043706	356,425	1.29%	26.96%
2009	0.80%	6,036	8.003520	48,309	1.29%	26.58%
2008	0.50%	14,906	6.335825	94,442	0.64%	-36.64%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.00%	101,497	$10.123676	$1,027,523	0.00%	26.82%
2010	0.50%	1,981,319	9.989544	19,792,473	0.00%	26.19%
2010	0.80%	841,312	9.909902	8,337,319	0.00%	25.81%
2010	1.00%	10,423	9.857166	102,741	0.00%	25.56%
2009	0.00%	115,105	7.982859	918,867	0.00%	27.12%
2009	0.50%	2,272,347	7.916522	17,989,085	0.00%	26.49%
2009	0.80%	940,788	7.876972	7,410,561	0.00%	26.11%
2009	1.00%	8,003	7.850719	62,829	0.00%	25.86%
2008	0.00%	205	6.279727	1,287	0.00%	-37.20%	5/1/2008
2008	0.80%	50	6.246185	312	0.00%	-37.54%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.00%	65,042	10.547920	686,058	1.34%	19.63%
2010	0.50%	1,352,323	10.408149	14,075,179	1.34%	19.04%
2010	0.80%	547,009	10.325176	5,647,964	1.34%	18.68%
2010	1.00%	5,316	10.270231	54,597	1.34%	18.44%
2009	0.00%	70,473	8.817001	621,361	0.64%	30.47%
2009	0.50%	1,512,728	8.743730	13,226,885	0.64%	29.82%
2009	0.80%	609,962	8.700057	5,306,704	0.64%	29.43%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.00%	9,144	7.714194	70,539	0.00%	25.45%
2010	0.50%	96,747	7.313318	707,542	0.00%	24.82%
2010	0.80%	17,050	7.082879	120,763	0.00%	24.45%
2010	1.00%	69,271	6.941831	480,868	0.00%	24.20%
2009	0.00%	16,609	6.149352	102,135	0.00%	27.46%
2009	0.50%	85,760	5.858978	502,466	0.00%	26.83%
2009	0.80%	17,399	5.691397	99,025	0.00%	26.45%
2009	1.00%	19,372	5.589217	108,274	0.00%	26.19%
2008	0.00%	17,888	4.824485	86,300	0.00%	-46.42%
2008	0.50%	130,619	4.619718	603,423	0.00%	-46.69%
2008	0.80%	21,966	4.501065	98,870	0.00%	-46.85%
2008	1.00%	20,235	4.429099	89,623	0.00%	-46.95%
2007	0.00%	17,950	9.004045	161,623	0.00%	9.75%
2007	0.50%	126,230	8.665238	1,093,813	0.00%	9.20%
2007	0.80%	29,062	8.468125	246,101	0.00%	8.87%
2007	1.00%	26,118	8.349478	218,072	0.00%	8.65%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.00%	45,999	25.658983	1,180,288	0.59%	26.60%
2010	0.50%	141,538	24.083789	3,408,771	0.59%	25.97%
2010	0.80%	28,308	23.185502	656,335	0.59%	25.60%
2010	1.00%	23,882	18.354081	438,332	0.59%	25.35%
2009	0.00%	53,851	20.267143	1,091,406	0.58%	26.22%
2009	0.50%	157,034	19.118176	3,002,204	0.58%	25.59%
2009	0.80%	32,510	18.460331	600,145	0.58%	25.21%
2009	1.00%	25,324	14.642760	370,813	0.58%	24.96%
2008	0.00%	60,976	16.057560	979,126	1.09%	-32.15%
2008	0.50%	175,334	15.223184	2,669,142	1.09%	-32.49%
2008	0.80%	60,213	14.743543	887,753	1.09%	-32.69%
2008	1.00%	35,377	11.718013	414,548	1.09%	-32.83%
2007	0.00%	71,274	23.666727	1,686,822	1.10%	-6.89%
2007	0.50%	195,390	22.549722	4,405,990	1.10%	-7.36%
2007	0.80%	92,646	21.905042	2,029,415	1.10%	-7.64%
2007	1.00%	43,030	17.444838	750,651	1.10%	-7.83%
2006	0.00%	98,728	25.419000	2,509,567	0.43%	17.29%
2006	0.50%	176,848	24.341439	4,304,735	0.43%	16.71%
2006	0.80%	175,584	23.717026	4,164,330	0.43%	16.36%
2006	1.00%	53,404	18.925926	1,010,720	0.43%	16.13%
2006	1.30%	1,840	22.711726	41,790	0.43%	15.78%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.00%	67,976	$33.964289	$2,308,757	0.29%	25.32%
2010	0.50%	306,407	41.573237	12,738,331	0.29%	24.69%
2010	0.80%	91,283	40.149925	3,665,006	0.29%	24.32%
2010	1.00%	27,683	15.389709	426,033	0.29%	24.07%
2009	0.00%	77,583	27.102331	2,102,680	0.27%	34.70%
2009	0.50%	340,812	33.340069	11,362,696	0.27%	34.03%
2009	0.80%	103,817	32.295248	3,352,796	0.27%	33.63%
2009	1.00%	29,328	12.403715	363,776	0.27%	33.36%
2008	0.00%	95,931	20.120207	1,930,152	0.82%	-38.19%
2008	0.50%	389,374	24.875036	9,685,692	0.82%	-38.50%
2008	0.80%	127,206	24.167902	3,074,302	0.82%	-38.68%
2008	1.00%	33,872	9.300801	315,037	0.82%	-38.80%
2007	0.00%	118,982	32.550692	3,872,946	0.09%	2.13%
2007	0.50%	385,134	40.445411	15,576,903	0.09%	1.62%
2007	0.80%	190,308	39.414039	7,500,807	0.09%	1.31%
2007	1.00%	38,152	15.198601	579,857	0.09%	1.11%
2007	1.30%	392	37.083919	14,537	0.09%	0.81%
2006	0.00%	127,382	31.871050	4,059,798	0.11%	12.04%
2006	0.50%	319,750	39.800578	12,726,235	0.11%	11.48%
2006	0.80%	325,094	38.902849	12,647,083	0.11%	11.15%
2006	1.00%	49,560	15.031685	744,970	0.11%	10.93%
2006	1.30%	816	36.787497	30,019	0.11%	10.60%
NVIT Multi - Sector Bond Fund - Class I (MSBF)
2010	0.00%	13,008	17.848904	232,179	5.92%	10.59%
2010	0.50%	47,334	16.922173	800,994	5.92%	10.04%
2010	0.80%	7,395	16.389349	121,199	5.92%	9.71%
2010	1.00%	20,023	15.721825	314,798	5.92%	9.49%
2009	0.00%	12,961	16.140130	209,192	10.24%	24.38%
2009	0.50%	63,508	15.378776	976,675	10.24%	23.76%
2009	0.80%	8,435	14.939280	126,013	10.24%	23.39%
2009	1.00%	12,411	14.359495	178,216	10.24%	23.14%
2008	0.00%	7,635	12.976596	99,076	6.56%	-17.29%
2008	0.50%	52,478	12.426396	652,112	6.56%	-17.70%
2008	0.80%	10,404	12.107507	125,967	6.56%	-17.95%
2008	1.00%	4,740	11.660904	55,273	6.56%	-18.11%
2007	0.00%	9,784	15.689482	153,506	4.10%	4.62%
2007	0.50%	61,778	15.099593	932,823	4.10%	4.10%
2007	0.80%	19,404	14.756333	286,332	4.10%	3.79%
2007	1.00%	17,946	14.240475	255,560	4.10%	3.58%
2006	0.00%	10,602	14.995990	158,987	4.42%	4.84%
2006	0.50%	39,090	14.504882	566,996	4.42%	4.32%
2006	0.80%	37,902	14.217959	538,889	4.42%	4.00%
2006	1.00%	14,786	13.748525	203,286	4.42%	3.80%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.00%	2,211	10.907906	24,117	1.12%	2.42%
2010	0.50%	41,583	10.763451	447,577	1.12%	1.91%
2010	0.80%	4,742	10.677685	50,634	1.12%	1.60%
2009	0.00%	3,355	10.650192	35,731	2.72%	7.11%
2009	0.50%	177,387	10.561833	1,873,532	2.72%	6.58%
2009	0.80%	7,304	10.509149	76,759	2.72%	6.26%
2008	0.00%	259	9.943310	2,575	1.15%	-0.57%	5/1/2008
2008	0.50%	2,297	9.910227	22,764	1.15%	-0.90%	5/1/2008
2008	0.80%	231	9.890421	2,285	1.15%	-1.10%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.00%	1,823	$3.325931	$6,063	0.00%	52.47%
2009	0.50%	43,071	3.175501	136,772	0.00%	51.71%
2009	0.80%	6,450	3.088555	19,921	0.00%	51.25%
2009	1.00%	50,209	2.946550	147,943	0.00%	50.95%
2008	0.00%	2,006	2.181418	4,376	0.00%	-48.57%
2008	0.50%	49,323	2.093189	103,242	0.00%	-48.83%
2008	0.80%	22,045	2.041986	45,016	0.00%	-48.98%
2008	1.00%	18,399	1.951999	35,915	0.00%	-49.08%
2007	0.00%	10,448	4.241547	44,316	0.00%	20.09%
2007	0.50%	53,296	4.090476	218,006	0.00%	19.49%
2007	0.80%	35,194	4.002446	140,862	0.00%	19.13%
2007	1.00%	39,948	3.833761	153,151	0.00%	18.89%
2006	0.00%	11,308	3.531877	39,938	0.00%	11.17%
2006	0.50%	55,710	3.423239	190,709	0.00%	10.62%
2006	0.80%	51,828	3.359674	174,125	0.00%	10.29%
2006	1.00%	27,680	3.224567	89,256	0.00%	10.07%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	4,024	12.888766	51,864	0.00%	52.44%
2009	0.50%	27,463	12.591433	345,799	0.00%	51.68%
2009	0.80%	4,272	12.416314	53,042	0.00%	51.23%
2008	0.00%	635	8.454726	5,369	0.00%	-48.59%
2008	0.50%	20,999	8.301071	174,314	0.00%	-48.84%
2008	0.80%	5,426	8.210206	44,549	0.00%	-49.00%
2007	0.00%	1,330	16.444438	21,871	0.00%	20.19%
2007	0.50%	37,420	16.226798	607,207	0.00%	19.58%
2007	0.80%	8,672	16.097584	139,598	0.00%	19.22%
2006	0.00%	172	13.682536	2,353	0.00%	11.08%
2006	0.50%	12,314	13.569468	167,094	0.00%	10.53%
2006	0.80%	8,150	13.502082	110,042	0.00%	10.20%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	3,678	14.212216	52,273	0.00%	25.84%
2009	0.50%	26,597	13.677495	363,780	0.00%	25.21%
2009	0.80%	4,858	13.366367	64,934	0.00%	24.84%
2008	0.00%	9,519	11.293974	107,507	0.00%	-41.29%
2008	0.50%	28,348	10.923540	309,661	0.00%	-41.58%
2008	0.80%	6,758	10.707131	72,359	0.00%	-41.76%
2008	1.00%	2,565	10.565207	27,100	0.00%	-41.88%
2007	0.00%	10,106	19.237188	194,411	0.00%	22.49%
2007	0.50%	28,912	18.699798	540,649	0.00%	21.87%
2007	0.80%	7,828	18.384573	143,914	0.00%	21.50%
2007	1.00%	2,584	18.177321	46,970	0.00%	21.26%
2006	0.00%	9,376	15.705651	147,256	0.25%	-0.29%
2006	0.50%	18,158	15.343823	278,613	0.25%	-0.78%
2006	0.80%	13,106	15.130732	198,303	0.25%	-1.08%
2006	1.00%	9,994	14.990265	149,813	0.25%	-1.28%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.00%	485,396	14.209081	6,897,031	0.06%	8.80%
2010	0.50%	2,560,843	14.091225	36,085,415	0.06%	8.26%
2010	0.80%	584,895	14.020971	8,200,796	0.06%	7.93%
2010	1.00%	242,433	13.974338	3,387,841	0.06%	7.72%
2010	1.30%	2	13.904670	28	0.06%	7.40%
2009	0.80%	91	12.990421	1,182	0.07%	29.90%	5/1/2009
2009	1.00%	393	12.973105	5,098	0.07%	29.73%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.50%	2,751	$13.746466	$37,817	2.73%	5.82%
2010	0.80%	565	13.677945	7,728	2.73%	5.50%
2009	0.50%	868	12.990964	11,276	0.77%	29.91%	5/1/2009
2009	0.80%	106	12.965005	1,374	0.77%	29.65%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.00%	3,786	16.496681	62,456	1.54%	15.77%
2010	0.50%	37,441	15.876158	594,419	1.54%	15.19%
2010	0.80%	6,522	15.515100	101,189	1.54%	14.85%
2009	0.00%	4,308	14.249315	61,386	1.11%	28.55%
2009	0.50%	33,022	13.781994	455,109	1.11%	27.91%
2009	0.80%	6,110	13.508987	82,540	1.11%	27.52%
2008	0.00%	6,958	11.084763	77,128	1.98%	-36.99%
2008	0.50%	33,463	10.774963	360,563	1.98%	-37.31%
2008	0.80%	7,035	10.593240	74,523	1.98%	-37.49%
2007	0.00%	8,692	17.592080	152,910	1.71%	-2.22%
2007	0.50%	36,330	17.186389	624,382	1.71%	-2.71%
2007	0.80%	10,218	16.947459	173,169	1.71%	-3.00%
2006	0.00%	7,610	17.990877	136,911	1.74%	15.91%
2006	0.50%	28,342	17.664583	500,650	1.74%	15.33%
2006	0.80%	22,182	17.471634	387,556	1.74%	14.98%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.00%	60,720	9.617905	583,999	1.91%	30.18%
2010	0.50%	723,190	9.490250	6,863,254	1.91%	29.53%
2010	0.80%	178,017	9.414469	1,675,936	1.91%	29.14%
2010	1.00%	17,013	9.364280	159,314	1.91%	28.89%
2009	0.00%	65,646	7.388147	485,002	2.18%	30.84%
2009	0.50%	805,068	7.326555	5,898,375	2.18%	30.18%
2009	0.80%	203,153	7.289844	1,480,954	2.18%	29.79%
2009	1.00%	198	7.265473	1,439	2.18%	29.53%
2008	0.00%	215	5.646840	1,214	3.65%	-43.53%	5/1/2008
2008	0.50%	10,242	5.627880	57,641	3.65%	-43.72%	5/1/2008
2008	0.80%	226	5.616528	1,269	3.65%	-43.83%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.00%	41,547	17.117742	711,191	5.13%	5.28%
2010	0.50%	45,156	24.900288	1,124,397	5.13%	4.76%
2010	0.80%	17,506	19.794631	346,525	5.13%	4.45%
2010	1.00%	35,502	12.506266	443,997	5.13%	4.24%
2009	0.00%	44,762	16.258487	727,762	7.24%	13.33%
2009	0.50%	48,176	23.768919	1,145,091	7.24%	12.76%
2009	0.80%	16,879	18.952010	319,891	7.24%	12.42%
2009	1.00%	45,151	11.997871	541,716	7.24%	12.20%
2008	0.00%	42,417	14.346598	608,540	4.47%	-13.43%
2008	0.50%	68,340	21.078952	1,440,536	4.47%	-13.86%
2008	0.80%	18,838	16.857653	317,564	4.47%	-14.12%
2008	1.00%	37,893	10.693363	405,204	4.47%	-14.29%
2007	0.00%	47,302	16.571972	783,887	2.65%	4.77%
2007	0.50%	68,620	24.470719	1,679,181	2.65%	4.25%
2007	0.80%	30,596	19.629002	600,569	2.65%	3.93%
2007	1.00%	47,540	12.476258	593,121	2.65%	3.72%
2006	0.00%	50,648	15.817282	801,114	3.06%	4.20%
2006	0.50%	55,674	23.474013	1,306,892	3.06%	3.68%
2006	0.80%	50,380	18.886370	951,495	3.06%	3.37%
2006	1.00%	58,744	12.028394	706,596	3.06%	3.17%
2006	1.30%	492	18.678278	9,190	3.06%	2.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series I (AVBVI)
2010	0.00%	1,947	$13.519409	$26,322	0.63%	7.35%
2009	0.00%	1,851	12.593649	23,311	0.19%	48.00%
2008	0.00%	5,955	8.509083	50,672	0.76%	-51.77%
2008	0.50%	19,612	8.271175	162,214	0.76%	-52.01%
2008	0.80%	3,970	8.131642	32,283	0.76%	-52.15%
2007	0.00%	1,070	17.641592	18,877	0.50%	1.54%
2007	0.50%	40,204	17.234687	692,903	0.50%	1.03%
2007	0.80%	10,750	16.995087	182,697	0.50%	0.73%
2006	0.00%	1,192	17.373346	20,709	0.55%	13.20%
2006	0.50%	55,976	17.058177	954,849	0.55%	12.64%
2006	0.80%	20,662	16.871856	348,606	0.55%	12.30%
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.00%	1,644	13.771185	22,640	0.79%	15.49%
2010	0.50%	6,473	13.253190	85,788	0.79%	14.91%
2010	0.80%	344	12.951815	4,455	0.79%	14.57%
2009	0.00%	2,297	11.924271	27,390	0.62%	21.08%
2009	0.50%	4,175	11.533213	48,151	0.62%	20.47%
2009	0.80%	395	11.304770	4,465	0.62%	20.11%
2008	0.00%	681	9.848393	6,707	0.00%	-42.49%
2008	0.50%	5,870	9.573139	56,194	0.00%	-42.78%
2008	0.80%	605	9.411708	5,694	0.00%	-42.95%
2007	0.00%	692	17.125365	11,851	0.00%	12.01%
2007	0.50%	17,866	16.730402	298,905	0.00%	11.45%
2007	0.80%	2,752	16.497826	45,402	0.00%	11.12%
2006	0.50%	2,876	15.011307	43,173	0.04%	5.77%
2006	0.80%	1,686	14.847340	25,033	0.04%	5.46%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.00%	2,574	19.054589	49,047	0.00%	18.78%
2010	0.50%	5,657	18.337860	103,737	0.00%	18.19%
2010	0.80%	2,177	17.920764	39,014	0.00%	17.83%
2009	0.00%	3,822	16.042234	61,313	0.00%	42.37%
2009	0.50%	8,616	15.516104	133,687	0.00%	41.66%
2009	0.80%	2,761	15.208702	41,991	0.00%	41.24%
2008	0.00%	3,277	11.267930	36,925	0.00%	-47.03%
2008	0.50%	9,085	10.952988	99,508	0.00%	-47.29%
2008	0.80%	3,567	10.768244	38,410	0.00%	-47.45%
2007	0.00%	2,980	21.270438	63,386	0.00%	10.84%
2007	0.50%	23,104	20.779892	480,099	0.00%	10.29%
2007	0.80%	5,092	20.491015	104,340	0.00%	9.96%
2006	0.00%	2,070	19.189430	39,722	0.00%	16.52%
2006	0.50%	11,446	18.841359	215,658	0.00%	15.94%
2006	0.80%	7,586	18.635564	141,369	0.00%	15.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.00%	579	$14.551780	$8,425	0.00%	13.09%
2010	0.50%	13,218	14.004383	185,110	0.00%	12.53%
2010	0.80%	3,483	13.685906	47,668	0.00%	12.19%
2009	0.00%	6,768	12.867191	87,085	4.22%	20.82%
2009	0.50%	22,233	12.445189	276,694	4.22%	20.22%
2009	0.80%	4,088	12.198669	49,868	4.22%	19.86%
2008	0.00%	16,526	10.649521	175,994	2.08%	-40.60%
2008	0.50%	28,510	10.351889	295,132	2.08%	-40.90%
2008	0.80%	5,311	10.177334	54,052	2.08%	-41.08%
2007	0.00%	18,646	17.929588	334,315	1.55%	5.12%
2007	0.50%	20,390	17.516124	357,154	1.55%	4.59%
2007	0.80%	15,124	17.272663	261,232	1.55%	4.28%
2006	0.00%	19,406	17.056580	331,000	1.47%	17.29%
2006	0.50%	15,978	16.747221	267,587	1.47%	16.70%
2006	0.80%	28,032	16.564321	464,331	1.47%	16.35%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010	0.00%	5,927	23.918151	141,763	0.49%	26.91%
2010	0.50%	44,590	23.018557	1,026,397	0.49%	26.28%
2010	0.80%	7,246	22.495125	163,000	0.49%	25.90%
2009	0.00%	3,930	18.846934	74,068	1.08%	42.86%
2009	0.50%	29,568	18.228862	538,991	1.08%	42.14%
2009	0.80%	4,957	17.867799	88,571	1.08%	41.72%
2008	0.00%	5,223	13.192861	68,906	0.75%	-35.58%
2008	0.50%	30,212	12.824196	387,445	0.75%	-35.90%
2008	0.80%	7,514	12.607947	94,736	0.75%	-36.09%
2007	0.00%	4,368	20.478040	89,448	1.06%	1.70%
2007	0.50%	38,038	20.005857	760,983	1.06%	1.19%
2007	0.80%	10,032	19.727780	197,909	1.06%	0.89%
2006	0.00%	2,614	20.134859	52,633	0.39%	14.42%
2006	0.50%	36,812	19.769734	727,763	0.39%	13.85%
2006	0.80%	22,658	19.553834	443,051	0.39%	13.51%
VP Balanced Fund - Class I (ACVB)
2010	0.00%	20,936	22.270938	466,264	1.89%	11.64%
2010	0.50%	75,406	27.475433	2,071,813	1.89%	11.08%
2010	0.80%	27,822	26.672710	742,088	1.89%	10.75%
2010	1.00%	53,697	12.229364	656,680	1.89%	10.53%
2010	1.30%	1	24.293201	24	1.89%	10.19%
2009	0.00%	22,461	19.949729	448,091	5.53%	15.48%
2009	0.50%	86,103	24.735048	2,129,762	5.53%	14.91%
2009	0.80%	29,897	24.084460	720,053	5.53%	14.56%
2009	1.00%	55,234	11.064741	611,150	5.53%	14.33%
2009	1.30%	1	22.045707	22	5.53%	13.99%
2008	0.00%	23,201	17.275155	400,801	2.47%	-20.33%
2008	0.50%	98,678	21.526265	2,124,169	2.47%	-20.73%
2008	0.80%	46,134	21.023041	969,877	2.47%	-20.97%
2008	1.00%	57,666	9.677622	558,070	2.47%	-21.13%
2007	0.00%	27,022	21.683809	585,940	2.12%	4.94%
2007	0.50%	72,948	27.155398	1,980,932	2.12%	4.41%
2007	0.80%	62,528	26.600354	1,663,267	2.12%	4.09%
2007	1.00%	38,914	12.269595	477,459	2.12%	3.89%
2007	1.30%	8	24.593469	197	2.12%	3.57%
2006	0.00%	29,950	20.663955	618,885	1.93%	9.62%
2006	0.50%	58,648	26.008605	1,525,353	1.93%	9.07%
2006	0.80%	90,872	25.553959	2,322,139	1.93%	8.75%
2006	1.00%	44,838	11.810656	529,566	1.93%	8.53%
2006	1.30%	990	23.745073	23,508	1.93%	8.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund -Class I (ACVCA)
2010	0.00%	13,217	$22.983587	$303,774	0.00%	31.29%
2010	0.50%	498	56.225138	28,000	0.00%	30.64%
2010	0.80%	486	34.539358	16,786	0.00%	30.25%
2010	1.00%	108,509	11.179591	1,213,086	0.00%	29.99%
2009	0.00%	13,421	17.505890	234,947	1.33%	37.07%
2009	0.50%	504	43.039250	21,692	1.33%	36.39%
2009	0.80%	465	26.518517	12,331	1.33%	35.98%
2009	1.00%	128,037	8.600594	1,101,194	1.33%	35.71%
2008	0.00%	41,738	12.771185	533,044	0.00%	-46.18%
2008	0.50%	182,727	31.556083	5,766,148	0.00%	-46.45%
2008	0.80%	130,432	19.501606	2,543,633	0.00%	-46.61%
2008	1.00%	143,436	6.337501	909,026	0.00%	-46.72%
2007	0.00%	57,452	23.730825	1,363,383	0.00%	45.80%
2007	0.50%	191,634	58.930990	11,293,181	0.00%	45.07%
2007	0.80%	170,672	36.529047	6,234,486	0.00%	44.64%
2007	1.00%	220,292	11.894815	2,620,333	0.00%	44.35%
2007	1.30%	2	36.460250	73	0.00%	43.91%
2006	0.00%	58,212	16.275964	947,456	0.00%	17.22%
2006	0.50%	148,624	40.621668	6,037,355	0.00%	16.64%
2006	0.80%	250,368	25.255777	6,323,238	0.00%	16.29%
2006	1.00%	149,970	8.240477	1,235,824	0.00%	16.06%
2006	1.30%	556	25.335087	14,086	0.00%	15.71%
VP Income & Growth Fund -Class I (ACVIG)
2010	0.00%	25,652	13.432615	344,573	1.54%	14.15%
2010	0.50%	101,037	12.608071	1,273,882	1.54%	13.58%
2010	0.80%	12,313	12.137849	149,453	1.54%	13.24%
2010	1.00%	7,003	9.780279	68,491	1.54%	13.01%
2009	0.00%	26,440	11.767915	311,144	5.01%	18.10%
2009	0.50%	101,794	11.100863	1,130,001	5.01%	17.51%
2009	0.80%	15,113	10.718927	161,995	5.01%	17.16%
2009	1.00%	7,280	8.654230	63,003	5.01%	16.92%
2008	0.00%	29,644	9.964615	295,391	2.06%	-34.59%
2008	0.50%	123,288	9.446908	1,164,690	2.06%	-34.91%
2008	0.80%	27,111	9.149298	248,047	2.06%	-35.11%
2008	1.00%	9,362	7.401733	69,295	2.06%	-35.24%
2007	0.00%	27,666	15.233128	421,440	1.88%	-0.07%
2007	0.50%	111,674	14.514258	1,620,865	1.88%	-0.57%
2007	0.80%	55,800	14.099337	786,743	1.88%	-0.87%
2007	1.00%	14,802	11.429189	169,175	1.88%	-1.07%
2006	0.00%	28,052	15.243369	427,607	1.88%	17.09%
2006	0.50%	110,050	14.597227	1,606,425	1.88%	16.50%
2006	0.80%	99,066	14.222782	1,408,994	1.88%	16.16%
2006	1.00%	24,302	11.552475	280,748	1.88%	15.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.00%	23,941	$14.070730	$336,867	1.70%	5.12%
2010	0.50%	96,102	13.540060	1,301,227	1.70%	4.59%
2010	0.80%	15,032	13.230161	198,876	1.70%	4.28%
2009	0.00%	22,549	13.385524	301,830	1.82%	10.21%
2009	0.50%	108,771	12.945320	1,408,075	1.82%	9.66%
2009	0.80%	13,631	12.687145	172,938	1.82%	9.33%
2008	0.00%	25,234	12.144940	306,465	4.87%	-1.59%
2008	0.50%	84,313	11.804557	995,278	4.87%	-2.08%
2008	0.80%	17,280	11.604121	200,519	4.87%	-2.38%
2007	0.00%	16,186	12.340997	199,751	4.41%	9.49%
2007	0.50%	44,004	12.055397	530,486	4.41%	8.94%
2007	0.80%	14,896	11.886541	177,062	4.41%	8.61%
2006	0.00%	14,560	11.270913	164,104	3.22%	1.59%
2006	0.50%	25,006	11.065707	276,709	3.22%	1.08%
2006	0.80%	38,652	10.943891	423,003	3.22%	0.78%
VP International Fund - Class I (ACVI)
2010	0.00%	15,900	23.361398	371,446	2.37%	13.29%
2010	0.50%	133	23.825547	3,169	2.37%	12.73%
2010	0.80%	572	23.052345	13,186	2.37%	12.39%
2010	1.00%	42,377	9.643270	408,653	2.37%	12.17%
2009	0.00%	16,897	20.620545	348,425	3.20%	33.76%
2009	0.80%	572	20.510931	11,732	3.20%	32.70%
2009	1.00%	54,101	8.597301	465,123	3.20%	32.43%
2008	0.00%	31,455	15.415539	484,896	0.86%	-44.82%
2008	0.50%	167,006	15.879697	2,652,005	0.86%	-45.10%
2008	0.80%	35,916	15.456745	555,144	0.86%	-45.26%
2008	1.00%	62,231	6.491776	403,990	0.86%	-45.37%
2007	0.00%	38,002	27.938306	1,061,712	0.72%	18.06%
2007	0.50%	180,196	28.924155	5,212,017	0.72%	17.46%
2007	0.80%	73,188	28.238561	2,066,724	0.72%	17.11%
2007	1.00%	79,918	11.883894	949,737	0.72%	16.88%
2007	1.30%	354	26.406669	9,348	0.72%	16.52%
2006	0.00%	42,276	23.665218	1,000,471	1.65%	25.03%
2006	0.50%	181,244	24.623712	4,462,900	1.65%	24.40%
2006	0.80%	165,218	24.112654	3,983,844	1.65%	24.03%
2006	1.00%	60,986	10.167970	620,104	1.65%	23.79%
2006	1.30%	6,172	22.662010	139,870	1.65%	23.42%
VP International Fund - Class III (ACVI3)
2010	0.00%	16,935	14.407773	243,996	2.25%	13.29%
2009	0.00%	17,215	12.717392	218,930	3.37%	33.76%
2008	0.00%	25,760	9.507294	244,908	0.79%	-44.82%
2008	0.50%	146,762	9.334573	1,369,961	0.79%	-45.10%
2008	0.80%	43,028	9.232446	397,254	0.79%	-45.26%
2007	0.00%	25,082	17.230511	432,176	0.60%	18.06%
2007	0.50%	129,282	17.002494	2,198,116	0.60%	17.46%
2007	0.80%	56,198	16.867137	947,899	0.60%	17.11%
2006	0.00%	20,366	14.595156	297,245	1.19%	25.03%
2006	0.50%	52,054	14.474561	753,459	1.19%	24.40%
2006	0.80%	80,238	14.402688	1,155,643	1.19%	24.03%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.00%	4,230	$15.599747	$65,987	2.37%	19.25%
2010	0.50%	78,645	15.164047	1,192,576	2.37%	18.66%
2010	0.80%	9,365	14.908480	139,618	2.37%	18.30%
2009	0.00%	3,761	13.081223	49,198	3.82%	29.94%
2009	0.50%	65,407	12.779527	835,871	3.82%	29.30%
2009	0.80%	9,006	12.601860	113,492	3.82%	28.91%
2008	0.00%	4,099	10.066767	41,264	0.09%	-24.35%
2008	0.50%	66,882	9.883888	661,054	0.09%	-24.73%
2008	0.80%	9,574	9.775760	93,593	0.09%	-24.95%
2007	0.00%	3,036	13.306496	40,399	0.70%	-2.31%
2007	0.50%	69,408	13.130382	911,354	0.70%	-2.80%
2007	0.80%	15,018	13.025836	195,622	0.70%	-3.09%
2006	0.00%	5,932	13.620466	80,797	1.31%	20.30%
2006	0.50%	28,362	13.507944	383,112	1.31%	19.70%
2006	0.80%	15,610	13.440882	209,812	1.31%	19.34%
VP Ultra(R) Fund - Class I (ACVU1)
2010	0.00%	1,897	12.139312	23,028	0.59%	16.08%
2010	1.00%	1,507	11.131199	16,775	0.59%	14.93%
2009	0.00%	2,677	10.457353	27,994	0.46%	34.48%
2009	1.00%	2,132	9.685187	20,649	0.46%	33.14%
2008	0.00%	5,710	7.776182	44,402	0.00%	-41.48%
2008	0.50%	26,006	7.521089	195,593	0.00%	-41.77%
2008	0.80%	6,452	7.372083	47,565	0.00%	-41.95%
2008	1.00%	2,588	7.274343	18,826	0.00%	-42.06%
2007	0.00%	9,952	13.288079	132,243	0.00%	21.02%
2007	0.50%	51,430	12.916798	664,311	0.00%	20.41%
2007	0.80%	11,886	12.699015	150,940	0.00%	20.05%
2007	1.00%	2,778	12.555821	34,880	0.00%	19.81%
2006	0.00%	9,430	10.980437	103,546	0.00%	-3.28%
2006	0.50%	21,516	10.727394	230,811	0.00%	-3.76%
2006	0.80%	18,008	10.578387	190,496	0.00%	-4.04%
2006	1.00%	1,340	10.480144	14,043	0.00%	-4.24%
VP Value Fund - Class I (ACVV)
2010	0.80%	5	23.542842	118	1.67%	10.31%
2009	0.00%	56,018	23.686331	1,326,861	5.84%	19.86%
2009	0.50%	202,297	22.072010	4,465,101	5.84%	19.27%
2009	0.80%	43,721	21.343028	933,139	5.84%	18.91%
2009	1.00%	42,294	15.543434	657,394	5.84%	18.67%
2008	0.00%	61,645	19.761076	1,218,172	2.47%	-26.78%
2008	0.50%	229,017	18.506594	4,238,325	2.47%	-27.14%
2008	0.80%	63,519	17.949130	1,140,111	2.47%	-27.36%
2008	1.00%	53,224	13.097945	697,125	2.47%	-27.51%
2007	0.00%	72,996	26.987072	1,969,948	1.65%	-5.14%
2007	0.50%	241,306	25.400814	6,129,369	1.65%	-5.61%
2007	0.80%	102,224	24.709849	2,525,940	1.65%	-5.90%
2007	1.00%	72,664	18.067598	1,312,864	1.65%	-6.09%
2006	0.00%	72,824	28.448790	2,071,755	1.39%	18.65%
2006	0.50%	213,238	26.911603	5,738,576	1.39%	18.06%
2006	0.80%	200,588	26.258655	5,267,171	1.39%	17.71%
2006	1.00%	83,020	19.238731	1,597,199	1.39%	17.48%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2010	0.00%	3,086	$13.614679	$42,015	0.00%	23.88%
2009	0.00%	3,463	10.990064	38,059	0.00%	22.47%
2008	0.00%	4,820	8.973691	43,253	0.00%	-48.62%
2008	0.50%	85,867	8.810636	756,543	0.00%	-48.88%
2008	0.80%	14,766	8.714227	128,674	0.00%	-49.03%
2007	0.00%	5,970	17.466180	104,273	0.00%	39.77%
2007	0.50%	80,738	17.235095	1,391,527	0.00%	39.07%
2007	0.80%	18,398	17.097896	314,567	0.00%	38.65%
2006	0.50%	1,972	12.392995	24,439	0.00%	8.47%
2006	0.80%	1,344	12.331439	16,573	0.00%	8.14%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.00%	22,647	17.074091	386,677	0.55%	25.83%
2010	0.50%	53,266	16.349821	870,890	0.55%	25.20%
2010	0.80%	11,107	15.930108	176,936	0.55%	24.82%
2010	1.00%	22,243	15.656264	348,242	0.55%	24.58%
2009	0.00%	23,938	13.569574	324,828	2.51%	25.03%
2009	0.50%	57,317	13.059017	748,504	2.51%	24.40%
2009	0.80%	10,571	12.761955	134,907	2.51%	24.03%
2009	1.00%	13,278	12.567656	166,873	2.51%	23.78%
2008	0.00%	20,630	10.853308	223,904	0.87%	-30.91%
2008	0.50%	48,249	10.497320	506,485	0.87%	-31.26%
2008	0.80%	13,403	10.289367	137,908	0.87%	-31.46%
2008	1.00%	18,400	10.153007	186,815	0.87%	-31.60%
2007	0.00%	26,930	15.709599	423,060	0.37%	-0.65%
2007	0.50%	47,664	15.270683	727,862	0.37%	-1.15%
2007	0.80%	22,938	15.013257	344,374	0.37%	-1.45%
2007	1.00%	18,706	14.844030	277,672	0.37%	-1.65%
2006	0.00%	29,498	15.813075	466,454	0.36%	14.41%
2006	0.50%	46,836	15.448774	723,559	0.36%	13.84%
2006	0.80%	42,596	15.234242	648,918	0.36%	13.50%
2006	1.00%	20,468	15.092865	308,921	0.36%	13.28%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.00%	283,297	24.021269	6,805,153	1.83%	14.84%
2010	0.50%	880,255	32.392494	28,513,655	1.83%	14.27%
2010	0.80%	231,031	31.380193	7,249,797	1.83%	13.92%
2010	1.00%	227,384	9.346157	2,125,167	1.83%	13.70%
2010	1.30%	1	28.787558	29	1.83%	13.36%
2009	0.00%	340,061	20.917605	7,113,262	2.10%	26.33%
2009	0.50%	917,137	28.348457	25,999,419	2.10%	25.70%
2009	0.80%	259,068	27.544961	7,136,018	2.10%	25.33%
2009	1.00%	262,346	8.220290	2,156,560	2.10%	25.08%
2009	1.30%	1	25.395713	25	2.10%	24.70%
2008	0.00%	383,007	16.557351	6,341,581	2.05%	-37.14%
2008	0.50%	952,613	22.551717	21,483,059	2.05%	-37.46%
2008	0.80%	384,851	21.978365	8,458,396	2.05%	-37.64%
2008	1.00%	321,585	6.572170	2,113,511	2.05%	-37.77%
2007	0.00%	420,020	26.340376	11,063,485	1.70%	5.26%
2007	0.50%	950,264	36.056885	34,263,560	1.70%	4.73%
2007	0.80%	618,332	35.246027	21,793,746	1.70%	4.41%
2007	1.00%	340,954	10.560744	3,600,728	1.70%	4.20%
2007	1.30%	6	32.822912	197	1.70%	3.89%
2006	0.00%	481,242	25.025241	12,043,197	1.65%	15.50%
2006	0.50%	710,704	34.429253	24,469,008	1.65%	14.92%
2006	0.80%	1,054,364	33.756668	35,591,815	1.65%	14.58%
2006	1.00%	377,588	10.134844	3,826,795	1.65%	14.35%
2006	1.30%	13,440	31.594380	424,628	1.65%	14.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.00%	22,495	$19.441383	$437,334	0.87%	14.82%
2010	0.50%	113,089	27.795479	3,143,363	0.87%	14.24%
2010	0.80%	92,318	26.926201	2,485,773	0.87%	13.90%
2010	1.00%	17,088	7.128076	121,805	0.87%	13.67%
2009	0.00%	25,239	16.932768	427,366	0.97%	33.76%
2009	0.50%	124,121	24.330103	3,019,877	0.97%	33.09%
2009	0.80%	100,952	23.639940	2,386,499	0.97%	32.69%
2009	1.00%	17,511	6.270634	109,805	0.97%	32.42%
2008	0.00%	26,451	12.659521	334,857	0.76%	-34.42%
2008	0.50%	136,568	18.281160	2,496,621	0.76%	-34.75%
2008	0.80%	117,793	17.815941	2,098,593	0.76%	-34.95%
2008	1.00%	19,389	4.735242	91,812	0.76%	-35.08%
2007	0.00%	29,132	19.305130	562,397	0.53%	7.79%
2007	0.50%	133,118	28.017912	3,729,688	0.53%	7.25%
2007	0.80%	147,566	27.387135	4,041,410	0.53%	6.92%
2007	1.00%	20,698	7.293750	150,966	0.53%	6.71%
2006	0.00%	35,276	17.910706	631,818	0.11%	9.20%
2006	0.50%	88,854	26.125145	2,321,324	0.11%	8.66%
2006	0.80%	216,438	25.614125	5,543,870	0.11%	8.33%
2006	1.00%	21,910	6.835295	149,761	0.11%	8.12%
2006	1.30%	430	23.974748	10,309	0.11%	7.79%
Appreciation Portfolio -Initial Shares (DCAP)
2010	0.00%	39,151	18.434129	721,715	2.17%	15.32%
2010	0.50%	132,417	17.182815	2,275,297	2.17%	14.74%
2010	0.80%	26,721	16.551777	442,280	2.17%	14.40%
2010	1.00%	65,892	11.073168	729,633	2.17%	14.17%
2009	0.00%	53,869	15.985658	861,131	2.65%	22.56%
2009	0.50%	142,023	14.975150	2,126,816	2.65%	21.95%
2009	0.80%	31,383	14.468488	454,065	2.65%	21.58%
2009	1.00%	67,951	9.698799	659,043	2.65%	21.34%
2008	0.00%	53,547	13.043268	698,428	1.97%	-29.55%
2008	0.50%	129,485	12.279988	1,590,074	1.97%	-29.90%
2008	0.80%	62,193	11.900157	740,106	1.97%	-30.11%
2008	1.00%	84,234	7.993118	673,292	1.97%	-30.25%
2007	0.00%	53,388	18.514426	988,448	1.61%	7.13%
2007	0.50%	117,308	17.518498	2,055,060	1.61%	6.60%
2007	0.80%	94,654	17.027724	1,611,742	1.61%	6.27%
2007	1.00%	78,734	11.460137	902,302	1.61%	6.06%
2006	0.00%	57,100	17.281782	986,790	1.49%	16.48%
2006	0.50%	100,824	16.434584	1,657,000	1.49%	15.90%
2006	0.80%	155,994	16.022432	2,499,403	1.49%	15.55%
2006	1.00%	77,230	10.805247	834,489	1.49%	15.32%
2006	1.30%	10,234	15.282356	156,400	1.49%	14.98%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.00%	166	$14.469098	$2,402	0.56%	31.15%
2010	0.50%	12,962	13.924754	180,493	0.56%	30.50%
2010	0.80%	3,247	13.608033	44,185	0.56%	30.11%
2009	0.00%	184	11.032594	2,030	2.01%	26.04%
2009	0.50%	6,951	10.670685	74,172	2.01%	25.41%
2009	0.80%	3,260	10.459262	34,097	2.01%	25.03%
2008	0.00%	175	8.753397	1,532	0.93%	-37.59%
2008	0.50%	9,322	8.508710	79,318	0.93%	-37.90%
2008	0.80%	3,511	8.365189	29,370	0.93%	-38.09%
2007	0.00%	178	14.026060	2,497	0.83%	-11.06%
2007	0.50%	9,412	13.702540	128,968	0.83%	-11.51%
2007	0.80%	4,684	13.512011	63,290	0.83%	-11.77%
2006	0.00%	3,288	15.770049	51,852	0.43%	3.77%
2006	0.50%	9,442	15.484023	146,200	0.43%	3.25%
2006	0.80%	11,426	15.314886	174,988	0.43%	2.95%
Growth and Income Portfolio - Initial Shares (DGI)
2010	0.00%	22,084	16.309863	360,187	1.21%	18.61%
2010	0.50%	50,734	15.122378	767,219	1.21%	18.02%
2010	0.80%	18,856	14.579135	274,904	1.21%	17.66%
2010	1.00%	11,227	9.821184	110,262	1.21%	17.43%
2009	0.00%	23,756	13.751257	326,675	1.34%	28.79%
2009	0.50%	56,255	12.813906	720,846	1.34%	28.14%
2009	0.80%	20,532	12.390653	254,405	1.34%	27.76%
2009	1.00%	13,887	8.363624	116,146	1.34%	27.50%
2008	0.00%	31,342	10.677601	334,657	0.66%	-40.41%
2008	0.50%	57,462	9.999637	574,599	0.66%	-40.71%
2008	0.80%	28,885	9.698392	280,138	0.66%	-40.89%
2008	1.00%	15,792	6.559473	103,587	0.66%	-41.01%
2007	0.00%	33,820	17.918567	606,006	0.76%	8.45%
2007	0.50%	42,986	16.865204	724,968	0.76%	7.90%
2007	0.80%	47,184	16.406411	774,120	0.76%	7.58%
2007	1.00%	16,816	11.118706	186,972	0.76%	7.36%
2006	0.00%	38,470	16.523102	635,644	0.77%	14.51%
2006	0.50%	10,806	15.630140	168,899	0.77%	13.94%
2006	0.80%	83,514	15.250864	1,273,661	0.77%	13.60%
2006	1.00%	22,804	10.356384	236,167	0.77%	13.38%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2010	0.50%	14,445	14.693647	212,250	0.68%	12.51%
2010	0.80%	204	14.359505	2,929	0.68%	12.17%
2009	0.50%	4,369	13.059781	57,058	1.80%	12.91%
2009	0.80%	1,183	12.801099	15,144	1.80%	12.58%
2008	0.50%	3,309	11.566132	38,272	0.21%	-29.72%
2008	0.80%	627	11.371112	7,130	0.21%	-29.93%
2007	0.50%	254	16.457068	4,180	0.71%	9.33%
2007	0.80%	626	16.228297	10,159	0.71%	9.00%
2006	0.80%	638	14.888388	9,499	0.79%	15.29%
Clover Value Fund II - Primary Shares (FALF)
2009	0.50%	3,849	11.259563	43,338	2.05%	14.14%
2009	0.80%	83	11.036543	916	2.05%	13.80%
2008	0.50%	8,553	9.864306	84,369	1.80%	-34.12%
2008	0.80%	81	9.697968	786	1.80%	-34.32%
2007	0.50%	7,374	14.973799	110,417	1.55%	-10.12%
2007	0.80%	1,754	14.765636	25,899	1.55%	-10.39%
2006	0.00%	406	16.967010	6,889	1.47%	16.81%
2006	0.50%	10,000	16.659331	166,593	1.47%	16.23%
2006	0.80%	1,782	16.477377	29,363	1.47%	15.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	5,927	$10.283025	$60,947	1.19%	1.28%
2009	0.50%	21,405	10.096031	216,106	1.19%	0.78%
2009	0.80%	1,673	9.985463	16,706	1.19%	0.48%
2008	0.00%	7,008	10.152569	71,149	1.51%	-0.86%
2008	0.50%	15,633	10.017981	156,611	1.51%	-1.36%
2008	0.80%	2,291	9.938077	22,768	1.51%	-1.65%
2007	0.50%	246	10.155871	2,498	0.57%	-1.98%
2007	0.80%	88	10.105146	889	0.57%	-2.27%
Quality Bond Fund II - Primary Shares (FQB)
2010	0.00%	26,373	15.749680	415,366	5.38%	8.50%
2010	0.50%	63,895	15.081764	963,649	5.38%	7.96%
2010	0.80%	13,761	14.694701	202,214	5.38%	7.64%
2010	1.00%	9,531	14.442169	137,648	5.38%	7.42%
2009	0.00%	29,675	14.515295	430,741	5.89%	20.43%
2009	0.50%	70,869	13.969361	989,995	5.89%	19.83%
2009	0.80%	12,329	13.651720	168,312	5.89%	19.48%
2009	1.00%	37,387	13.443967	502,630	5.89%	19.24%
2008	0.00%	22,443	12.052470	270,494	5.12%	-7.29%
2008	0.50%	40,508	11.657260	472,212	5.12%	-7.75%
2008	0.80%	16,052	11.426394	183,416	5.12%	-8.03%
2008	1.00%	34,491	11.275015	388,887	5.12%	-8.21%
2007	0.00%	17,856	12.999880	232,126	4.97%	5.38%
2007	0.50%	26,966	12.636630	340,759	4.97%	4.86%
2007	0.80%	22,236	12.423584	276,251	4.97%	4.54%
2007	1.00%	32,494	12.283540	399,141	4.97%	4.33%
2006	0.00%	19,464	12.335785	240,104	3.43%	4.15%
2006	0.50%	24,568	12.051517	296,082	3.43%	3.64%
2006	0.80%	39,918	11.884116	474,390	3.43%	3.33%
2006	1.00%	29,734	11.773803	350,082	3.43%	3.12%
Equity-Income Portfolio - Initial Class (FEIP)
2010	0.00%	175,971	22.671870	3,989,592	1.81%	15.15%
2010	0.50%	441,234	58.174736	25,668,671	1.81%	14.58%
2010	0.80%	179,902	47.311929	8,511,511	1.81%	14.23%
2010	1.00%	304,964	11.962455	3,648,118	1.81%	14.00%
2010	1.30%	1	42.772276	43	1.81%	13.66%
2009	0.00%	200,574	19.689180	3,949,138	2.24%	30.21%
2009	0.50%	500,783	50.774293	25,426,903	2.24%	29.56%
2009	0.80%	202,135	41.417283	8,371,882	2.24%	29.17%
2009	1.00%	351,952	10.492986	3,693,027	2.24%	28.91%
2009	1.30%	1	37.630730	38	2.24%	28.53%
2008	0.00%	231,255	15.121228	3,496,860	2.40%	-42.65%
2008	0.50%	576,617	39.190034	22,597,640	2.40%	-42.94%
2008	0.80%	240,665	32.063918	7,716,663	2.40%	-43.11%
2008	1.00%	419,968	8.139596	3,418,370	2.40%	-43.23%
2007	0.00%	278,062	26.368140	7,331,978	1.77%	1.53%
2007	0.50%	592,452	68.682638	40,691,166	1.77%	1.02%
2007	0.80%	336,206	56.363167	18,949,635	1.77%	0.72%
2007	1.00%	463,760	14.336823	6,648,845	1.77%	0.51%
2007	1.30%	6	51.725856	310	1.77%	0.21%
2006	0.00%	307,480	25.970609	7,985,443	3.30%	20.19%
2006	0.50%	491,100	67.988158	33,388,984	3.30%	19.60%
2006	0.80%	547,442	55.961825	30,635,853	3.30%	19.24%
2006	1.00%	502,702	14.263392	7,170,236	3.30%	19.00%
2006	1.30%	3,596	51.616411	185,613	3.30%	18.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2010	0.00%	87,453	$18.790698	$1,643,303	7.26%	13.82%
2010	0.50%	165,396	39.410184	6,518,287	7.26%	13.26%
2010	0.80%	51,403	36.590379	1,880,855	7.26%	12.92%
2010	1.00%	89,511	14.239694	1,274,609	7.26%	12.69%
2009	0.00%	100,115	16.508703	1,652,769	7.68%	43.96%
2009	0.50%	190,562	34.797509	6,631,083	7.68%	43.24%
2009	0.80%	61,557	32.404743	1,994,739	7.68%	42.81%
2009	1.00%	159,831	12.636025	2,019,629	7.68%	42.53%
2008	0.00%	120,515	11.467804	1,382,042	8.25%	-24.98%
2008	0.50%	231,676	24.293166	5,628,144	8.25%	-25.36%
2008	0.80%	80,105	22.690582	1,817,629	8.25%	-25.58%
2008	1.00%	165,861	8.865726	1,470,478	8.25%	-25.73%
2007	0.00%	140,988	15.287268	2,155,321	7.41%	2.79%
2007	0.50%	247,158	32.546729	8,044,184	7.41%	2.27%
2007	0.80%	118,930	30.491108	3,626,307	7.41%	1.96%
2007	1.00%	145,894	11.937443	1,741,601	7.41%	1.76%
2006	0.00%	171,428	14.872903	2,549,632	7.80%	11.24%
2006	0.50%	261,306	31.824106	8,315,830	7.80%	10.68%
2006	0.80%	240,204	29.904168	7,183,101	7.80%	10.35%
2006	1.00%	136,954	11.731213	1,606,637	7.80%	10.13%
2006	1.30%	9,972	30.387910	303,028	7.80%	9.80%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2010	0.00%	33,987	24.122023	819,835	1.69%	14.26%
2010	0.50%	209,604	41.659364	8,731,969	1.69%	13.69%
2010	0.80%	76,588	35.552451	2,722,891	1.69%	13.35%
2010	1.00%	185,080	12.820073	2,372,739	1.69%	13.13%
2010	1.30%	1	36.572093	37	1.69%	12.79%
2009	0.00%	37,939	21.110749	800,921	2.27%	29.11%
2009	0.50%	232,760	36.641407	8,528,654	2.27%	28.47%
2009	0.80%	84,006	31.363945	2,634,760	2.27%	28.08%
2009	1.00%	186,964	11.332339	2,118,739	2.27%	27.83%
2009	1.30%	1	32.425044	32	2.27%	27.45%
2008	0.00%	49,593	16.350697	810,880	2.55%	-28.72%
2008	0.50%	271,683	28.521671	7,748,853	2.55%	-29.07%
2008	0.80%	107,493	24.486999	2,632,181	2.55%	-29.29%
2008	1.00%	212,470	8.865285	1,883,607	2.55%	-29.43%
2007	0.00%	54,336	22.938056	1,246,362	6.08%	15.50%
2007	0.50%	306,478	40.213337	12,324,503	6.08%	14.92%
2007	0.80%	132,782	34.628652	4,598,062	6.08%	14.58%
2007	1.00%	229,524	12.562122	2,883,308	6.08%	14.35%
2007	1.30%	6	36.160198	217	6.08%	14.00%
2006	0.00%	66,348	19.859153	1,317,615	2.71%	7.32%
2006	0.50%	286,878	34.991020	10,038,154	2.71%	6.78%
2006	0.80%	202,948	30.222570	6,133,610	2.71%	6.46%
2006	1.00%	252,802	10.985811	2,777,235	2.71%	6.25%
2006	1.30%	654	31.718247	20,744	2.71%	5.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2010	0.50%	1	$37.528108	$38	0.05%	14.11%
2010	0.80%	473	36.264896	17,153	0.05%	13.78%
2009	0.00%	179,893	29.787895	5,358,634	1.36%	35.71%
2009	0.50%	895,768	32.887636	29,459,692	1.36%	35.03%
2009	0.80%	202,693	31.871810	6,460,193	1.36%	34.63%
2009	1.00%	227,784	12.045454	2,743,762	1.36%	34.36%
2009	1.30%	1	29.643503	30	1.36%	33.96%
2008	0.00%	205,267	21.949689	4,505,547	0.95%	-42.51%
2008	0.50%	1,037,409	24.355264	25,266,370	0.95%	-42.80%
2008	0.80%	283,459	23.673901	6,710,580	0.95%	-42.97%
2008	1.00%	288,102	8.965097	2,582,862	0.95%	-43.09%
2008	1.30%	1	22.129119	22	0.95%	-43.26%
2007	0.00%	224,578	38.182151	8,574,871	0.93%	17.59%
2007	0.50%	1,000,686	42.579734	42,608,944	0.93%	17.00%
2007	0.80%	469,988	41.513259	19,510,734	0.93%	16.65%
2007	1.00%	346,744	15.752271	5,462,005	0.93%	16.42%
2007	1.30%	348	38.999532	13,572	0.93%	16.07%
2006	0.00%	244,798	32.470034	7,948,599	1.27%	11.72%
2006	0.50%	755,746	36.392149	27,503,221	1.27%	11.16%
2006	0.80%	854,560	35.587790	30,411,902	1.27%	10.83%
2006	1.00%	364,854	13.531021	4,936,847	1.27%	10.61%
2006	1.30%	3,016	33.601299	101,342	1.27%	10.28%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.00%	18,742	18.403422	344,917	0.33%	19.16%
2010	0.50%	137,864	17.889194	2,466,276	0.33%	18.56%
2010	0.80%	42,752	17.587581	751,904	0.33%	18.21%
2009	0.00%	23,134	15.444750	357,299	0.24%	47.57%
2009	0.50%	203,763	15.088373	3,074,452	0.24%	46.84%
2009	0.80%	48,768	14.878509	725,595	0.24%	46.40%
2008	0.00%	27,453	10.465765	287,317	0.00%	-54.40%
2008	0.50%	197,262	10.275549	2,026,975	0.00%	-54.63%
2008	0.80%	63,653	10.163079	646,910	0.00%	-54.77%
2007	0.00%	27,034	22.953063	620,513	0.12%	45.64%
2007	0.50%	214,326	22.649325	4,854,339	0.12%	44.91%
2007	0.80%	71,504	22.469019	1,606,625	0.12%	44.48%
2006	0.00%	28,390	15.759845	447,422	0.73%	16.62%
2006	0.50%	115,990	15.629664	1,812,885	0.73%	16.04%
2006	0.80%	110,500	15.552071	1,718,504	0.73%	15.69%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.00%	4,161	13.516167	56,241	1.90%	12.74%
2010	0.50%	15,610	13.138702	205,095	1.90%	12.17%
2010	0.80%	5,966	12.917291	77,065	1.90%	11.84%
2009	0.00%	1,759	11.989176	21,089	2.95%	24.15%
2009	0.50%	25,742	11.712729	301,509	2.95%	23.53%
2009	0.80%	3,521	11.549915	40,667	2.95%	23.16%
2008	0.00%	8,703	9.656832	84,043	2.31%	-25.08%
2008	0.50%	52,567	9.481428	498,410	2.31%	-25.45%
2008	0.80%	1,764	9.377717	16,542	2.31%	-25.67%
2007	0.00%	4,590	12.888793	59,160	5.88%	8.65%
2007	0.50%	71,358	12.718211	907,546	5.88%	8.10%
2007	0.80%	4,636	12.616940	58,492	5.88%	7.78%
2006	0.00%	8,244	11.863160	97,800	3.42%	9.78%
2006	0.50%	1,822	11.765134	21,436	3.42%	9.24%
2006	0.80%	9,704	11.706711	113,602	3.42%	8.91%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.00%	1,747	$13.590648	$23,743	2.21%	14.52%
2010	0.50%	56,685	13.211069	748,869	2.21%	13.95%
2010	0.80%	16,901	12.988424	219,517	2.21%	13.61%
2009	0.00%	469	11.867504	5,566	3.20%	28.78%
2009	0.50%	48,825	11.593819	566,068	3.20%	28.13%
2009	0.80%	15,952	11.432637	182,373	3.20%	27.75%
2008	0.00%	13,010	9.215628	119,895	2.88%	-32.71%
2008	0.50%	54,125	9.048213	489,735	2.88%	-33.05%
2008	0.80%	11,923	8.949218	106,702	2.88%	-33.25%
2007	0.00%	8,938	13.695591	122,411	2.17%	10.17%
2007	0.50%	38,608	13.514322	521,761	2.17%	9.61%
2007	0.80%	10,358	13.406718	138,867	2.17%	9.28%
2006	0.00%	7,022	12.431698	87,295	1.69%	11.81%
2006	0.50%	6,200	12.328971	76,440	1.69%	11.25%
2006	0.80%	16,066	12.267747	197,094	1.69%	10.92%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.50%	48,330	13.081107	632,210	1.95%	15.42%
2010	0.80%	19,133	12.860663	246,063	1.95%	15.08%
2009	0.50%	28,422	11.333383	322,117	2.30%	30.75%
2009	0.80%	24,962	11.175826	278,971	2.30%	30.36%
2008	0.50%	25,922	8.668038	224,693	2.06%	-38.39%
2008	0.80%	24,051	8.573208	206,194	2.06%	-38.57%
2007	0.50%	35,470	14.068082	498,995	2.76%	10.65%
2007	0.80%	13,868	13.956079	193,543	2.76%	10.32%
2006	0.50%	17,674	12.713976	224,707	5.31%	12.59%
2006	0.80%	11,130	12.650838	140,804	5.31%	12.25%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	1	11.641245	12	0.00%	21.34%
2010	0.80%	11	11.215020	123	0.00%	20.99%
2009	0.00%	35,449	10.241993	363,068	0.47%	45.85%
2009	0.50%	176,900	9.594280	1,697,228	0.47%	45.12%
2009	0.80%	29,637	9.269518	274,721	0.47%	44.69%
2009	1.00%	3,666	7.004350	25,678	0.47%	44.40%
2008	0.00%	43,142	7.022261	302,954	0.42%	-55.02%
2008	0.50%	133,046	6.611121	879,583	0.42%	-55.24%
2008	0.80%	101,332	6.406522	649,186	0.42%	-55.38%
2008	1.00%	20,056	4.850665	97,285	0.42%	-55.47%
2007	0.00%	45,896	15.610808	716,474	0.00%	23.18%
2007	0.50%	94,062	14.770825	1,389,373	0.00%	22.57%
2007	0.80%	156,642	14.356892	2,248,892	0.00%	22.20%
2007	1.00%	12,236	10.892121	133,276	0.00%	21.95%
2006	0.00%	47,470	12.672871	601,581	0.69%	5.46%
2006	0.50%	47,778	12.051402	575,792	0.69%	4.93%
2006	0.80%	228,606	11.749061	2,685,906	0.69%	4.62%
2006	1.00%	10,970	8.931581	97,979	0.69%	4.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	0.00%	196,217	$21.020180	$4,124,517	0.28%	24.17%
2010	0.50%	499,742	64.155259	32,061,077	0.28%	23.55%
2010	0.80%	333,533	43.511676	14,512,580	0.28%	23.18%
2010	1.00%	534,712	7.556643	4,040,628	0.28%	22.94%
2010	1.30%	17	39.879099	678	0.28%	22.57%
2009	0.00%	206,766	16.928202	3,500,177	0.44%	28.29%
2009	0.50%	557,057	51.924855	28,925,104	0.44%	27.65%
2009	0.80%	370,706	35.322377	13,094,217	0.44%	27.26%
2009	1.00%	585,826	6.146674	3,600,881	0.44%	27.01%
2009	1.30%	17	32.535551	553	0.44%	26.63%
2008	0.00%	243,890	13.195602	3,218,275	0.79%	-47.17%
2008	0.50%	596,470	40.678515	24,263,514	0.79%	-47.43%
2008	0.80%	450,264	27.755083	12,497,115	0.79%	-47.59%
2008	1.00%	692,175	4.839505	3,349,784	0.79%	-47.69%
2008	1.30%	16	25.693435	411	0.79%	-47.85%
2007	0.00%	275,376	24.975885	6,877,759	0.82%	26.96%
2007	0.50%	622,446	77.381327	48,165,697	0.82%	26.33%
2007	0.80%	558,044	52.956740	29,552,191	0.82%	25.95%
2007	1.00%	773,552	9.252332	7,157,160	0.82%	25.69%
2007	1.30%	144	49.269736	7,095	0.82%	25.32%
2006	0.00%	294,384	19.671592	5,791,002	0.40%	6.85%
2006	0.50%	528,784	61.254324	32,390,306	0.40%	6.32%
2006	0.80%	830,726	42.046610	34,929,212	0.40%	6.00%
2006	1.00%	747,634	7.360951	5,503,297	0.40%	5.79%
2006	1.30%	3,826	39.316236	150,424	0.40%	5.47%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2010	0.00%	16,672	12.167463	202,856	8.05%	13.88%
2010	0.50%	202,755	11.946381	2,422,188	8.05%	13.31%
2010	0.80%	78,191	11.815681	923,880	8.05%	12.97%
2009	0.00%	13,217	10.684849	141,222	9.14%	43.81%
2009	0.50%	224,364	10.543267	2,365,530	9.14%	43.10%
2009	0.80%	69,946	10.459227	731,581	9.14%	42.67%
2008	0.00%	18,296	7.429579	135,932	10.31%	-24.88%
2008	0.50%	168,238	7.367822	1,239,548	10.31%	-25.26%
2008	0.80%	53,080	7.331018	389,130	10.31%	-25.48%
2007	0.00%	10,246	9.890596	101,339	11.21%	-1.09%	5/1/2007
2007	0.50%	122,470	9.857586	1,207,259	11.21%	-1.42%	5/1/2007
2007	0.80%	30,864	9.837843	303,635	11.21%	-1.62%	5/1/2007
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.00%	33,476	14.237787	476,624	3.56%	7.68%
2010	0.50%	283,862	13.702324	3,889,569	3.56%	7.14%
2010	0.80%	25,942	13.390753	347,383	3.56%	6.82%
2009	0.00%	27,224	13.222437	359,968	8.76%	15.67%
2009	0.50%	290,648	12.788918	3,717,073	8.76%	15.10%
2009	0.80%	22,454	12.535648	281,475	8.76%	14.75%
2008	0.00%	35,155	11.430864	401,852	4.47%	-3.35%
2008	0.50%	220,280	11.111478	2,447,636	4.47%	-3.83%
2008	0.80%	24,200	10.924128	264,364	4.47%	-4.12%
2007	0.00%	30,732	11.826500	363,452	4.06%	4.21%
2007	0.50%	239,992	11.553678	2,772,790	4.06%	3.69%
2007	0.80%	36,890	11.393001	420,288	4.06%	3.38%
2006	0.00%	27,706	11.348586	314,424	3.27%	4.30%
2006	0.50%	224,730	11.142647	2,504,087	3.27%	3.78%
2006	0.80%	50,982	11.020863	561,866	3.27%	3.47%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.00%	22,098	$29.444519	$650,665	0.28%	28.70%
2010	0.50%	264,279	28.337312	7,488,956	0.28%	28.06%
2010	0.80%	43,070	27.693084	1,192,741	0.28%	27.68%
2009	0.00%	23,116	22.878053	528,849	0.60%	40.01%
2009	0.50%	277,478	22.127965	6,140,023	0.60%	39.32%
2009	0.80%	46,369	21.689786	1,005,734	0.60%	38.90%
2008	0.00%	26,488	16.339788	432,808	0.35%	-39.51%
2008	0.50%	283,059	15.883241	4,495,894	0.35%	-39.81%
2008	0.80%	65,092	15.615472	1,016,442	0.35%	-39.99%
2007	0.00%	30,584	27.011367	826,116	0.70%	15.49%
2007	0.50%	272,886	26.388591	7,201,077	0.70%	14.91%
2007	0.80%	92,888	26.021877	2,417,120	0.70%	14.56%
2006	0.00%	29,260	23.389128	684,366	0.25%	12.59%
2006	0.50%	217,404	22.965001	4,992,683	0.25%	12.03%
2006	0.80%	167,292	22.714275	3,799,916	0.25%	11.70%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	0.00%	47,968	21.022695	1,008,417	1.40%	13.11%
2010	0.50%	136,651	35.917877	4,908,214	1.40%	12.55%
2010	0.80%	37,140	26.999105	1,002,747	1.40%	12.21%
2010	1.00%	117,567	11.259025	1,323,690	1.40%	11.99%
2010	1.30%	0	23.253140	0	1.40%	11.65%
2009	0.00%	52,438	18.585431	974,583	2.07%	26.53%
2009	0.50%	158,444	31.912691	5,056,374	2.07%	25.90%
2009	0.80%	44,371	24.060407	1,067,584	2.07%	25.52%
2009	1.00%	120,336	10.053608	1,209,811	2.07%	25.27%
2009	1.30%	0	20.825904	0	2.07%	24.90%
2008	0.00%	56,196	14.688536	825,437	2.41%	-43.80%
2008	0.50%	188,778	25.347887	4,785,123	2.41%	-44.09%
2008	0.80%	57,353	19.168350	1,099,362	2.41%	-44.25%
2008	1.00%	154,625	8.025502	1,240,943	2.41%	-44.37%
2007	0.00%	74,300	26.138222	1,942,070	3.29%	17.31%
2007	0.50%	220,112	45.333254	9,978,393	3.29%	16.72%
2007	0.80%	85,536	34.384792	2,941,138	3.29%	16.37%
2007	1.00%	169,320	14.425299	2,442,492	3.29%	16.14%
2007	1.30%	2	30.061976	60	3.29%	15.79%
2006	0.00%	89,902	22.280924	2,003,100	0.91%	18.08%
2006	0.50%	218,334	38.837994	8,479,655	0.91%	17.49%
2006	0.80%	153,216	29.547189	4,527,102	0.91%	17.14%
2006	1.00%	180,844	12.420750	2,246,218	0.91%	16.91%
2006	1.30%	782	25.962703	20,303	0.91%	16.56%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.00%	33,994	13.865532	471,345	1.32%	13.01%
2010	0.50%	257,797	13.478254	3,474,653	1.32%	12.45%
2010	0.80%	57,338	13.251079	759,790	1.32%	12.11%
2009	0.00%	37,807	12.269434	463,870	2.17%	26.49%
2009	0.50%	307,164	11.986428	3,681,799	2.17%	25.86%
2009	0.80%	56,862	11.819747	672,094	2.17%	25.48%
2008	0.00%	43,474	9.699843	421,691	2.68%	-43.88%
2008	0.50%	292,626	9.523623	2,786,860	2.68%	-44.16%
2008	0.80%	68,191	9.419422	642,320	2.68%	-44.33%
2007	0.00%	38,404	17.283296	663,748	3.21%	17.23%
2007	0.50%	238,614	17.054609	4,069,468	3.21%	16.64%
2007	0.80%	77,400	16.918813	1,309,516	3.21%	16.29%
2006	0.00%	31,164	14.743687	459,472	0.77%	17.95%
2006	0.50%	201,906	14.621895	2,952,248	0.77%	17.36%
2006	0.80%	120,050	14.549286	1,746,642	0.77%	17.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.00%	25,254	$16.516915	$417,118	0.41%	26.45%
2010	0.50%	41,802	15.816183	661,148	0.41%	25.82%
2010	0.80%	6,185	15.410121	95,312	0.41%	25.45%
2010	1.00%	11,335	15.145229	171,671	0.41%	25.20%
2009	0.00%	21,462	13.061648	280,329	0.57%	57.40%
2009	0.50%	63,858	12.570115	802,702	0.57%	56.61%
2009	0.80%	6,437	12.284130	79,073	0.57%	56.14%
2009	1.00%	9,300	12.097114	112,503	0.57%	55.83%
2008	0.00%	20,161	8.298533	167,307	0.65%	-51.17%
2008	0.50%	42,082	8.026295	337,763	0.65%	-51.42%
2008	0.80%	6,539	7.867248	51,444	0.65%	-51.57%
2008	1.00%	10,445	7.762982	81,084	0.65%	-51.66%
2007	0.00%	21,268	16.996302	361,477	0.83%	5.60%
2007	0.50%	40,724	16.521474	672,821	0.83%	5.07%
2007	0.80%	11,738	16.242952	190,660	0.83%	4.75%
2007	1.00%	12,228	16.059906	196,381	0.83%	4.54%
2006	0.00%	14,632	16.095011	235,502	0.41%	16.20%
2006	0.50%	50,330	15.724226	791,400	0.41%	15.62%
2006	0.80%	26,916	15.505844	417,355	0.41%	15.27%
2006	1.00%	14,346	15.361961	220,383	0.41%	15.04%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.00%	9,146	12.507001	114,389	7.07%	12.67%
2010	0.50%	63,635	12.218491	777,524	7.07%	12.11%
2010	0.80%	12,959	12.048616	156,138	7.07%	11.78%
2009	0.00%	9,101	11.100337	101,024	8.10%	35.59%
2009	0.50%	74,134	10.898585	807,956	8.10%	34.92%
2009	0.80%	12,802	10.779315	137,997	8.10%	34.52%
2008	0.00%	5,556	8.186428	45,484	5.40%	-29.66%
2008	0.50%	70,902	8.077889	572,738	5.40%	-30.01%
2008	0.80%	14,877	8.013465	119,216	5.40%	-30.22%
2007	0.00%	11,684	11.637657	135,974	3.26%	3.76%
2007	0.50%	81,232	11.541005	937,499	3.26%	3.24%
2007	0.80%	16,636	11.483411	191,038	3.26%	2.93%
2006	0.00%	7,444	11.216304	83,494	0.00%	12.16%	5/1/2006
2006	0.50%	8,720	11.179202	97,483	0.00%	11.79%	5/1/2006
2006	0.80%	13,168	11.157005	146,915	0.00%	11.57%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.00%	15,172	16.912694	256,599	1.78%	20.94%
2010	0.50%	139,647	16.276552	2,272,972	1.78%	20.34%
2010	0.80%	20,329	15.906413	323,361	1.78%	19.98%
2009	0.00%	13,906	13.984451	194,468	1.83%	17.67%
2009	0.50%	144,617	13.525832	1,956,065	1.83%	17.09%
2009	0.80%	20,222	13.257914	268,102	1.83%	16.74%
2008	0.00%	20,335	11.884088	241,663	2.04%	-26.94%
2008	0.50%	189,411	11.551986	2,188,073	2.04%	-27.31%
2008	0.80%	40,517	11.357193	460,159	2.04%	-27.53%
2007	0.00%	26,128	16.266644	425,015	2.53%	-2.41%
2007	0.50%	167,510	15.891491	2,661,984	2.53%	-2.90%
2007	0.80%	61,684	15.670578	966,624	2.53%	-3.20%
2006	0.00%	23,316	16.669002	388,654	1.22%	17.43%
2006	0.50%	137,920	16.366662	2,257,290	1.22%	16.84%
2006	0.80%	112,826	16.187918	1,826,418	1.22%	16.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2010	0.00%	8,414	$23.172621	$194,974	0.88%	28.49%
2010	0.50%	144,260	22.301004	3,217,143	0.88%	27.85%
2010	0.80%	16,135	21.793848	351,644	0.88%	27.47%
2009	0.00%	6,834	18.034685	123,249	1.94%	29.54%
2009	0.50%	131,099	17.443192	2,286,785	1.94%	28.90%
2009	0.80%	15,469	17.097660	264,484	1.94%	28.51%
2008	0.00%	6,079	13.921598	84,629	1.44%	-32.87%
2008	0.50%	125,323	13.532546	1,695,939	1.44%	-33.21%
2008	0.80%	28,885	13.304370	384,297	1.44%	-33.41%
2007	0.00%	7,310	20.738061	151,595	0.88%	-2.14%
2007	0.50%	109,944	20.259847	2,227,449	0.88%	-2.63%
2007	0.80%	37,560	19.978249	750,383	0.88%	-2.92%
2006	0.00%	9,688	21.190555	205,294	0.82%	17.30%
2006	0.50%	98,784	20.806303	2,055,330	0.82%	16.72%
2006	0.80%	58,816	20.579116	1,210,381	0.82%	16.37%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.00%	9,970	20.278309	202,175	1.69%	17.51%
2010	0.50%	70,122	19.711997	1,382,245	1.69%	16.93%
2010	0.80%	13,337	19.379887	258,470	1.69%	16.58%
2009	0.00%	7,269	17.256364	125,437	3.67%	72.63%
2009	0.50%	81,267	16.858387	1,370,031	3.67%	71.77%
2009	0.80%	15,116	16.624073	251,289	3.67%	71.26%
2008	0.00%	4,930	9.996007	49,280	2.79%	-52.67%
2008	0.50%	63,172	9.814382	619,994	2.79%	-52.91%
2008	0.80%	15,652	9.707016	151,934	2.79%	-53.05%
2007	0.00%	12,404	21.120230	261,975	2.20%	28.70%
2007	0.50%	102,474	20.840783	2,135,638	2.20%	28.05%
2007	0.80%	31,074	20.674924	642,453	2.20%	27.67%
2006	0.00%	13,590	16.410826	223,023	1.19%	28.17%
2006	0.50%	47,562	16.275260	774,084	1.19%	27.53%
2006	0.80%	41,104	16.194484	665,658	1.19%	27.15%
Templeton Foreign Securities Fund - Class 1 (TIF)
2010	0.00%	172	21.903633	3,767	2.09%	8.67%
2010	0.50%	13,857	21.079885	292,104	2.09%	8.13%
2010	0.80%	1,192	20.600592	24,556	2.09%	7.81%
2009	0.00%	176	20.155256	3,547	4.14%	37.34%
2009	0.50%	14,701	19.494379	286,587	4.14%	36.66%
2009	0.80%	1,483	19.108316	28,338	4.14%	36.25%
2008	0.00%	1,659	14.675305	24,346	2.70%	-40.23%
2008	0.50%	22,899	14.265245	326,660	2.70%	-40.53%
2008	0.80%	1,945	14.024745	27,278	2.70%	-40.71%
2007	0.00%	5,050	24.554735	124,001	2.23%	15.79%
2007	0.50%	21,480	23.988549	515,274	2.23%	15.21%
2007	0.80%	7,764	23.655125	183,658	2.23%	14.86%
2006	0.00%	6,940	21.206570	147,174	1.41%	21.70%
2006	0.50%	26,826	20.821962	558,570	1.41%	21.09%
2006	0.80%	20,280	20.594561	417,658	1.41%	20.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.00%	5,607	$14.033220	$78,684	1.74%	8.41%
2010	0.50%	75,119	13.641305	1,024,721	1.74%	7.87%
2010	0.80%	9,620	13.411382	129,017	1.74%	7.54%
2009	0.00%	12,029	12.945045	155,716	3.88%	37.20%
2009	0.50%	75,293	12.646528	952,195	3.88%	36.51%
2009	0.80%	10,766	12.470682	134,259	3.88%	36.10%
2008	0.00%	25,525	9.435374	240,838	2.47%	-40.39%
2008	0.50%	112,327	9.263979	1,040,595	2.47%	-40.69%
2008	0.80%	16,543	9.162606	151,577	2.47%	-40.87%
2007	0.00%	29,610	15.828965	468,696	2.03%	15.45%
2007	0.50%	118,810	15.619506	1,855,754	2.03%	14.87%
2007	0.80%	25,180	15.495120	390,167	2.03%	14.52%
2006	0.00%	28,060	13.711150	384,735	1.38%	21.46%
2006	0.50%	54,682	13.597883	743,559	1.38%	20.86%
2006	0.80%	35,494	13.530342	480,246	1.38%	20.50%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.00%	15,914	17.849519	284,057	1.58%	14.38%
2010	0.50%	151,403	17.351122	2,627,012	1.58%	13.81%
2010	0.80%	14,717	17.058765	251,054	1.58%	13.47%
2009	0.00%	16,059	15.605635	250,611	14.02%	18.69%
2009	0.50%	131,249	15.245867	2,001,005	14.02%	18.09%
2009	0.80%	15,279	15.033976	229,704	14.02%	17.74%
2008	0.00%	19,081	13.148675	250,890	4.26%	6.21%
2008	0.50%	169,130	12.909918	2,183,454	4.26%	5.68%
2008	0.80%	19,316	12.768726	246,641	4.26%	5.36%
2007	0.00%	12,206	12.380292	151,114	2.64%	11.03%
2007	0.50%	120,218	12.216405	1,468,632	2.64%	10.48%
2007	0.80%	9,674	12.119103	117,240	2.64%	10.14%
2006	0.00%	1,668	11.150160	18,598	2.45%	12.84%
2006	0.50%	14,172	11.057995	156,714	2.45%	12.28%
2006	0.80%	19,066	11.003055	209,784	2.45%	11.95%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.00%	995	9.558606	9,511	3.02%	10.25%
2010	0.50%	4,234	9.431991	39,935	3.02%	9.70%
2010	0.80%	1,377	9.356850	12,884	3.02%	9.38%
2009	0.00%	1,014	8.669683	8,791	4.16%	30.25%
2009	0.50%	1,011	8.597673	8,692	4.16%	29.60%
2009	0.80%	1,461	8.554781	12,499	4.16%	29.21%
2008	0.50%	1,402	6.633927	9,301	7.17%	-33.66%	5/1/2008
2008	0.80%	149	6.620645	986	7.17%	-33.79%	5/1/2008
Balanced Portfolio - I Class Shares (AMBP)
2010	0.50%	991	12.701252	12,587	0.90%	18.24%
2010	0.80%	712	27.191348	19,360	0.90%	17.88%
2009	0.50%	2,307	10.742321	24,783	1.16%	21.86%
2009	0.80%	1,017	23.066620	23,459	1.16%	21.49%
2008	0.50%	17,915	8.815611	157,932	3.77%	-39.45%
2008	0.80%	1,334	18.986328	25,328	3.77%	-39.63%
2007	0.50%	14,752	14.559590	214,783	0.81%	15.02%
2007	0.80%	1,448	31.451710	45,542	0.81%	14.68%
2006	0.50%	1,380	12.657889	17,468	0.77%	10.12%
2006	0.80%	852	27.426214	23,367	0.77%	9.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2010	0.00%	37,800	$21.987079	$831,112	0.00%	31.33%
2010	0.50%	1,798	51.313097	92,261	0.00%	30.68%
2010	0.80%	524	34.418528	18,035	0.00%	30.29%
2010	1.00%	122,216	7.263944	887,770	0.00%	30.03%
2009	0.00%	49,082	16.741370	821,700	0.00%	30.36%
2009	0.50%	1,850	39.266295	72,643	0.00%	29.71%
2009	0.80%	542	26.417094	14,318	0.00%	29.32%
2009	1.00%	151,381	5.586407	845,676	0.00%	29.06%
2008	0.00%	63,596	12.842535	816,734	0.00%	-43.68%
2008	0.50%	175,438	30.272680	5,310,978	0.00%	-43.96%
2008	0.80%	144,350	20.427668	2,948,734	0.00%	-44.13%
2008	1.00%	159,176	4.328471	688,989	0.00%	-44.24%
2007	0.00%	64,996	22.802283	1,482,057	0.00%	22.70%
2007	0.50%	180,172	54.020381	9,732,960	0.00%	22.08%
2007	0.80%	185,704	36.562250	6,789,756	0.00%	21.71%
2007	1.00%	181,806	7.762827	1,411,329	0.00%	21.47%
2006	0.00%	77,208	18.584451	1,434,868	0.00%	14.07%
2006	0.50%	157,596	44.249809	6,973,593	0.00%	13.50%
2006	0.80%	262,710	30.039737	7,891,739	0.00%	13.16%
2006	1.00%	200,916	6.390816	1,284,017	0.00%	12.94%
2006	1.30%	1,860	28.970099	53,884	0.00%	12.60%
Guardian Portfolio - I Class Shares (AMGP)
2010	0.00%	4,641	15.379896	71,378	0.40%	19.01%
2010	0.80%	2	13.897336	28	0.40%	18.07%
2010	1.00%	11,741	12.179833	143,003	0.40%	17.83%
2009	0.00%	4,964	12.922921	64,149	0.18%	29.69%
2009	0.80%	2	11.770887	24	0.18%	28.65%
2009	1.00%	4,336	10.336808	44,820	0.18%	28.40%
2008	0.00%	10,705	9.964594	106,671	0.55%	-37.24%
2008	0.50%	58,317	9.446847	550,912	0.55%	-37.56%
2008	0.80%	38,898	9.149198	355,886	0.55%	-37.75%
2008	1.00%	4,064	8.050613	32,718	0.55%	-37.87%
2007	0.00%	13,170	15.878484	209,120	0.26%	7.39%
2007	0.50%	58,036	15.129140	878,035	0.26%	6.85%
2007	0.80%	47,724	14.696621	701,382	0.26%	6.53%
2007	1.00%	4,748	12.957908	61,524	0.26%	6.31%
2006	0.00%	20,178	14.786128	298,354	0.67%	13.38%
2006	0.50%	44,048	14.159327	623,690	0.67%	12.81%
2006	0.80%	73,922	13.796076	1,019,834	0.67%	12.48%
2006	1.00%	7,572	12.188388	92,290	0.67%	12.25%
International Portfolio - S Class Shares (AMINS)
2010	0.00%	172	13.162077	2,264	13.14%	22.01%
2009	0.00%	1,548	10.787351	16,699	0.42%	34.51%
2008	0.00%	3,270	8.019658	26,224	0.00%	-46.44%
2008	0.50%	15,954	7.873922	125,621	0.00%	-46.70%
2008	0.80%	5,065	7.787751	39,445	0.00%	-46.86%
2007	0.00%	5,680	14.972222	85,042	1.68%	3.21%
2007	0.50%	17,036	14.774055	251,691	1.68%	2.70%
2007	0.80%	8,240	14.656417	120,769	1.68%	2.39%
2006	0.00%	5,640	14.506093	81,814	0.00%	23.45%
2006	0.50%	8,138	14.386244	117,075	0.00%	22.84%
2006	0.80%	8,786	14.314811	125,770	0.00%	22.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2009	0.00%	558	$16.830660	$9,392	0.00%	31.34%
2008	0.00%	976	12.814531	12,507	0.00%	-43.51%
2008	0.50%	22,678	12.456353	282,485	0.00%	-43.79%
2008	0.80%	2,547	12.246316	31,191	0.00%	-43.96%
2007	0.00%	950	22.685497	21,551	0.00%	22.20%
2007	0.50%	31,008	22.162337	687,210	0.00%	21.59%
2007	0.80%	6,654	21.854333	145,419	0.00%	21.22%
2006	0.50%	17,228	18.227772	314,028	0.00%	13.90%
2006	0.80%	11,910	18.028719	214,722	0.00%	13.56%
Partners Portfolio - I Class Shares (AMTP)
2010	0.00%	94,089	25.033405	2,355,368	0.62%	15.67%
2010	0.80%	56	34.067932	1,908	0.62%	14.74%
2010	1.00%	40,119	13.386569	537,056	0.62%	14.52%
2009	0.00%	105,319	21.642878	2,279,406	0.78%	56.07%
2009	0.80%	56	29.690132	1,663	0.78%	54.83%
2009	1.00%	76,445	11.689700	893,619	0.78%	54.52%
2008	0.00%	180,300	13.867013	2,500,222	0.51%	-52.39%
2008	0.50%	356,536	19.700792	7,024,042	0.51%	-52.63%
2008	0.80%	109,268	19.175837	2,095,305	0.51%	-52.77%
2008	1.00%	65,586	7.565098	496,165	0.51%	-52.87%
2007	0.00%	179,968	29.127775	5,242,067	0.64%	9.34%
2007	0.50%	325,884	41.589921	13,553,490	0.64%	8.79%
2007	0.80%	193,268	40.603834	7,847,422	0.64%	8.46%
2007	1.00%	86,432	16.050889	1,387,310	0.64%	8.24%
2006	0.00%	188,418	26.640503	5,019,550	0.71%	12.24%
2006	0.50%	241,712	38.230288	9,240,719	0.71%	11.68%
2006	0.80%	317,204	37.436671	11,875,062	0.71%	11.35%
2006	1.00%	89,328	14.828703	1,324,618	0.71%	11.13%
2006	1.30%	190	35.184666	6,685	0.71%	10.80%
Regency Portfolio - S Class Shares (AMRS)
2010	0.00%	1,294	13.270255	17,172	0.25%	25.99%
2009	0.00%	2,195	10.532952	23,120	0.22%	46.16%
2008	0.00%	6,436	7.206627	46,382	0.97%	-45.95%
2008	0.50%	10,755	7.075613	76,098	0.97%	-46.22%
2008	0.80%	2,044	6.998160	14,304	0.97%	-46.38%
2007	0.00%	6,414	13.332382	85,514	0.66%	3.05%
2007	0.50%	13,016	13.155851	171,237	0.66%	2.54%
2007	0.80%	1,678	13.051065	21,900	0.66%	2.23%
2006	0.00%	4,738	12.937253	61,297	0.44%	10.94%
2006	0.50%	5,576	12.830334	71,542	0.44%	10.38%
2006	0.80%	2,974	12.766616	37,968	0.44%	10.05%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.00%	968	13.645975	13,209	0.00%	19.61%
2010	0.50%	3,748	13.132690	49,221	0.00%	19.01%
2010	0.80%	712	12.834011	9,138	0.00%	18.66%
2009	0.00%	646	11.408745	7,370	0.00%	22.75%
2009	0.50%	6,371	11.034565	70,301	0.00%	22.14%
2009	0.80%	384	10.815956	4,153	0.00%	21.78%
2008	0.00%	605	9.293948	5,623	0.00%	-39.47%
2008	0.50%	7,742	9.034200	69,943	0.00%	-39.78%
2008	0.80%	554	8.881843	4,921	0.00%	-39.96%
2007	0.00%	544	15.355015	8,353	0.00%	0.52%
2007	0.50%	5,616	15.000871	84,245	0.00%	0.01%
2007	0.80%	514	14.792303	7,603	0.00%	-0.29%
2006	0.00%	34	15.276302	519	0.00%	5.25%
2006	0.50%	3,464	14.999207	51,957	0.00%	4.73%
2006	0.80%	2,652	14.835360	39,343	0.00%	4.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.00%	938	$17.921368	$16,810	0.04%	22.85%
2010	0.50%	21,590	17.247280	372,369	0.04%	22.24%
2010	0.80%	3,569	16.855027	60,156	0.04%	21.88%
2009	0.00%	984	14.587514	14,354	2.20%	31.43%
2009	0.50%	17,264	14.109102	243,580	2.20%	30.77%
2009	0.80%	3,343	13.829593	46,232	2.20%	30.38%
2008	0.00%	1,900	11.099348	21,089	1.91%	-39.44%
2008	0.50%	17,024	10.789157	183,675	1.91%	-39.74%
2008	0.80%	4,401	10.607196	46,682	1.91%	-39.93%
2007	0.00%	2,698	18.328379	49,450	0.09%	7.61%
2007	0.50%	17,622	17.905737	315,535	0.09%	7.07%
2007	0.80%	5,562	17.656802	98,207	0.09%	6.75%
2006	0.00%	1,732	17.031699	29,499	0.17%	13.70%
2006	0.50%	14,184	16.722808	237,196	0.17%	13.14%
2006	0.80%	9,890	16.540130	163,582	0.17%	12.80%
Balanced Fund/VA - Non-Service Shares (OVMS)
2010	0.00%	35,250	19.116988	673,874	1.39%	12.91%
2010	0.50%	118,952	30.899562	3,675,565	1.39%	12.35%
2010	0.80%	48,388	28.824840	1,394,776	1.39%	12.02%
2010	1.00%	70,620	10.546061	744,763	1.39%	11.79%
2009	0.00%	39,179	16.930557	663,322	0.00%	21.89%
2009	0.50%	128,001	27.502607	3,520,361	0.00%	21.29%
2009	0.80%	51,885	25.732996	1,335,156	0.00%	20.92%
2009	1.00%	101,706	9.433696	959,463	0.00%	20.68%
2008	0.00%	45,187	13.889629	627,631	2.88%	-43.47%
2008	0.50%	155,033	22.675909	3,515,514	2.88%	-43.75%
2008	0.80%	60,265	21.280608	1,282,476	2.88%	-43.92%
2008	1.00%	114,661	7.817080	896,314	2.88%	-44.04%
2007	0.00%	51,554	24.570849	1,266,726	2.57%	3.79%
2007	0.50%	155,028	40.315421	6,250,019	2.57%	3.27%
2007	0.80%	85,350	37.948682	3,238,920	2.57%	2.96%
2007	1.00%	129,370	13.967806	1,807,015	2.57%	2.75%
2006	0.00%	64,490	23.674314	1,526,757	2.13%	11.15%
2006	0.50%	124,154	39.040157	4,846,992	2.13%	10.59%
2006	0.80%	146,968	36.859294	5,417,137	2.13%	10.26%
2006	1.00%	143,020	13.594148	1,944,235	2.13%	10.04%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.80%	5	16.349692	82	0.20%	7.61%
2009	0.00%	47,969	16.786468	805,230	0.33%	44.52%
2009	0.50%	249,796	15.724961	3,928,032	0.33%	43.80%
2009	0.80%	87,828	15.192792	1,334,353	0.33%	43.37%
2009	1.00%	60,996	7.628780	465,325	0.33%	43.08%
2008	0.00%	52,077	11.615515	604,901	0.15%	-45.52%
2008	0.50%	253,957	10.935515	2,777,151	0.15%	-45.79%
2008	0.80%	132,297	10.597162	1,401,973	0.15%	-45.95%
2008	1.00%	65,793	5.331812	350,796	0.15%	-46.06%
2007	0.00%	58,424	21.319679	1,245,581	0.23%	14.15%
2007	0.50%	221,522	20.172546	4,468,663	0.23%	13.58%
2007	0.80%	209,154	19.607337	4,100,953	0.23%	13.23%
2007	1.00%	70,288	9.884979	694,795	0.23%	13.01%
2006	0.00%	68,276	18.677035	1,275,193	0.38%	7.95%
2006	0.50%	195,220	17.761150	3,467,332	0.38%	7.41%
2006	0.80%	329,602	17.315647	5,707,272	0.38%	7.09%
2006	1.00%	77,536	8.747201	678,223	0.38%	6.88%
2006	1.30%	1,892	16.515549	31,247	0.38%	6.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2010	0.00%	76,047	$14.424409	$1,096,933	1.78%	11.41%
2010	0.50%	140,529	21.370887	3,003,229	1.78%	10.86%
2010	0.80%	42,335	19.099412	808,574	1.78%	10.53%
2010	1.00%	47,864	10.250177	490,614	1.78%	10.31%
2009	0.00%	77,718	12.946581	1,006,182	0.00%	9.61%
2009	0.50%	149,430	19.277481	2,880,634	0.00%	9.07%
2009	0.80%	46,461	17.280243	802,857	0.00%	8.74%
2009	1.00%	45,493	9.292438	422,741	0.00%	8.52%
2008	0.00%	78,790	11.811237	930,607	4.71%	-39.05%
2008	0.50%	190,845	17.675063	3,373,197	4.71%	-39.35%
2008	0.80%	61,738	15.891423	981,105	4.71%	-39.54%
2008	1.00%	49,540	8.562713	424,197	4.71%	-39.66%
2007	0.00%	85,066	19.378308	1,648,435	5.26%	4.39%
2007	0.50%	210,962	29.144443	6,148,370	5.26%	3.87%
2007	0.80%	87,142	26.282217	2,290,285	5.26%	3.56%
2007	1.00%	51,906	14.189932	736,543	5.26%	3.35%
2006	0.00%	87,354	18.563148	1,621,565	5.20%	5.28%
2006	0.50%	192,508	28.059142	5,401,609	5.20%	4.76%
2006	0.80%	146,462	25.379927	3,717,195	5.20%	4.44%
2006	1.00%	50,010	13.730362	686,655	5.20%	4.23%
2006	1.30%	952	25.434609	24,214	5.20%	3.92%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.00%	32,419	14.623513	474,080	1.42%	15.97%
2010	0.50%	408,280	14.215010	5,803,704	1.42%	15.40%
2010	0.80%	113,128	13.975453	1,581,015	1.42%	15.05%
2009	0.00%	35,638	12.609317	449,371	2.12%	39.70%
2009	0.50%	424,101	12.318451	5,224,267	2.12%	39.00%
2009	0.80%	116,945	12.147187	1,420,553	2.12%	38.58%
2008	0.00%	38,920	9.026171	351,299	1.48%	-40.19%
2008	0.50%	398,806	8.862171	3,534,287	1.48%	-40.49%
2008	0.80%	126,475	8.765213	1,108,580	1.48%	-40.67%
2007	0.00%	48,132	15.092302	726,423	1.25%	6.34%
2007	0.50%	337,926	14.892546	5,032,578	1.25%	5.80%
2007	0.80%	160,562	14.773970	2,372,138	1.25%	5.49%
2006	0.00%	44,318	14.192798	628,996	0.80%	17.69%
2006	0.50%	200,308	14.075542	2,819,444	0.80%	17.10%
2006	0.80%	235,194	14.005648	3,294,044	0.80%	16.75%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.00%	39,829	$40.798071	$1,624,946	1.48%	15.96%
2010	0.50%	251,175	46.875497	11,773,953	1.48%	15.39%
2010	0.80%	51,453	45.410978	2,336,531	1.48%	15.04%
2010	1.00%	76,786	14.097349	1,082,479	1.48%	14.81%
2009	0.00%	44,678	35.181581	1,571,843	2.37%	39.77%
2009	0.50%	297,880	40.624738	12,101,297	2.37%	39.07%
2009	0.80%	60,528	39.473604	2,389,258	2.37%	38.66%
2009	1.00%	93,248	12.278657	1,144,960	2.37%	38.38%
2008	0.00%	56,933	25.170686	1,433,043	1.59%	-40.19%
2008	0.50%	367,478	29.210698	10,734,289	1.59%	-40.49%
2008	0.80%	83,287	28.468276	2,371,037	1.59%	-40.67%
2008	1.00%	141,920	8.873074	1,259,267	1.59%	-40.78%
2007	0.00%	69,624	42.082850	2,929,976	1.37%	6.32%
2007	0.50%	400,936	49.082767	19,679,048	1.37%	5.79%
2007	0.80%	148,584	47.979344	7,128,963	1.37%	5.47%
2007	1.00%	157,904	14.984363	2,366,091	1.37%	5.26%
2007	1.30%	338	44.680582	15,102	1.37%	4.94%
2006	0.00%	80,632	39.581622	3,191,545	1.04%	17.69%
2006	0.50%	342,600	46.398150	15,896,006	1.04%	17.11%
2006	0.80%	314,678	45.492106	14,315,365	1.04%	16.76%
2006	1.00%	160,988	14.236174	2,291,853	1.04%	16.52%
2006	1.30%	3,734	42.577872	158,986	1.04%	16.18%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.00%	3,857	2.964546	11,434	7.14%	14.68%
2010	0.50%	43,908	2.910601	127,799	7.14%	14.11%
2010	0.80%	7,579	2.878683	21,818	7.14%	13.77%
2009	0.00%	3,525	2.584961	9,112	0.00%	26.75%
2009	0.50%	51,883	2.550630	132,334	0.00%	26.12%
2009	0.80%	6,895	2.530249	17,446	0.00%	25.74%
2008	0.00%	1,322	2.039384	2,696	5.94%	-78.89%
2008	0.50%	19,624	2.022384	39,687	5.94%	-79.00%
2008	0.80%	4,411	2.012256	8,876	5.94%	-79.06%
2007	0.50%	7,982	9.628770	76,857	0.00%	-3.71%	5/1/2007
2007	0.80%	2,712	9.609476	26,061	0.00%	-3.91%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.00%	6,482	4.181802	27,106	6.51%	14.81%
2010	0.50%	8,401	4.024459	33,809	6.51%	14.24%
2010	0.80%	2,311	3.932889	9,089	6.51%	13.90%
2009	0.00%	7,571	3.642267	27,576	0.00%	25.32%
2009	0.50%	9,956	3.522783	35,073	0.00%	24.69%
2009	0.80%	2,712	3.452973	9,364	0.00%	24.32%
2008	0.00%	6,661	2.906468	19,360	8.31%	-78.67%
2008	0.50%	13,066	2.825197	36,914	8.31%	-78.78%
2008	0.80%	3,640	2.777517	10,110	8.31%	-78.84%
2007	0.00%	8,188	13.627157	111,579	6.11%	-0.10%
2007	0.50%	17,012	13.312822	226,478	6.11%	-0.60%
2007	0.80%	7,928	13.127703	104,076	6.11%	-0.90%
2006	0.00%	9,746	13.641009	132,945	6.97%	9.42%
2006	0.50%	22,010	13.393515	294,791	6.97%	8.88%
2006	0.80%	17,852	13.247178	236,489	6.97%	8.55%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.00%	25,292	$10.688816	$270,342	1.16%	16.11%
2010	0.50%	61,553	10.133572	623,752	1.16%	15.53%
2010	0.80%	14,524	9.814366	142,544	1.16%	15.18%
2010	1.00%	2,540	9.601865	24,389	1.16%	14.95%
2009	0.00%	29,189	9.205990	268,714	2.19%	28.29%
2009	0.50%	82,465	8.771479	723,340	2.19%	27.65%
2009	0.80%	15,097	8.520671	128,637	2.19%	27.26%
2009	1.00%	3,186	8.352856	26,612	2.19%	27.01%
2008	0.00%	30,415	7.176149	218,263	1.52%	-38.47%
2008	0.50%	103,392	6.871720	710,481	1.52%	-38.78%
2008	0.80%	19,090	6.695296	127,813	1.52%	-38.96%
2008	1.00%	4,092	6.576580	26,911	1.52%	-39.08%
2007	0.00%	39,470	11.662711	460,327	1.00%	4.42%
2007	0.50%	98,264	11.224071	1,102,922	1.00%	3.90%
2007	0.80%	29,480	10.968850	323,362	1.00%	3.59%
2007	1.00%	6,962	10.795993	75,162	1.00%	3.38%
2006	0.00%	40,880	11.168617	456,573	1.11%	15.02%
2006	0.50%	116,614	10.802733	1,259,750	1.11%	14.45%
2006	0.80%	57,418	10.588991	607,999	1.11%	14.11%
2006	1.00%	7,816	10.443096	81,623	1.11%	13.88%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.00%	4,878	21.772215	106,205	0.62%	23.41%
2010	0.50%	29,814	20.953275	624,701	0.62%	22.79%
2010	0.80%	7,118	20.476795	145,754	0.62%	22.42%
2009	0.00%	4,551	17.642817	80,292	0.68%	37.20%
2009	0.50%	39,875	17.064211	680,435	0.68%	36.51%
2009	0.80%	8,853	16.726211	148,077	0.68%	36.10%
2008	0.00%	4,707	12.859537	60,530	0.59%	-37.83%
2008	0.50%	28,448	12.500175	355,605	0.59%	-38.14%
2008	0.80%	7,267	12.289407	89,307	0.59%	-38.33%
2007	0.00%	6,170	20.683895	127,620	0.32%	-1.21%
2007	0.50%	38,846	20.206983	784,960	0.32%	-1.71%
2007	0.80%	14,068	19.926143	280,321	0.32%	-2.00%
2006	0.00%	2,530	20.937110	52,971	0.14%	15.00%
2006	0.50%	28,656	20.557489	589,095	0.14%	14.43%
2006	0.80%	24,146	20.333041	490,962	0.14%	14.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.00%	5,313	$6.184290	$32,857	0.00%	27.46%
2010	0.50%	83,759	5.862955	491,075	0.00%	26.83%
2010	0.80%	35,769	5.678217	203,104	0.00%	26.45%
2010	1.00%	35,974	4.920789	177,020	0.00%	26.20%
2009	0.00%	5,414	4.851779	26,268	0.00%	32.61%
2009	0.50%	101,283	4.622700	468,201	0.00%	31.95%
2009	0.80%	47,057	4.490472	211,308	0.00%	31.55%
2009	1.00%	17,313	3.899260	67,508	0.00%	31.29%
2008	0.00%	8,824	3.658769	32,285	0.00%	-49.07%
2008	0.50%	100,993	3.503491	353,828	0.00%	-49.32%
2008	0.80%	55,717	3.413488	190,189	0.00%	-49.47%
2008	1.00%	9,419	2.970003	27,974	0.00%	-49.57%
2007	0.00%	13,234	7.183358	95,065	0.00%	6.33%
2007	0.50%	97,260	6.913096	672,368	0.00%	5.80%
2007	0.80%	67,290	6.755828	454,600	0.00%	5.48%
2007	1.00%	9,792	5.889904	57,674	0.00%	5.27%
2006	0.00%	16,826	6.755577	113,669	0.00%	2.96%
2006	0.50%	84,198	6.534169	550,164	0.00%	2.44%
2006	0.80%	125,750	6.404804	805,404	0.00%	2.14%
2006	1.00%	13,928	5.595113	77,929	0.00%	1.93%
2006	1.30%	5,116	6.194874	31,693	0.00%	1.63%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.00%	1,029	12.004915	12,353	1.38%	9.48%
2010	0.50%	47,663	11.904770	567,417	1.38%	8.93%
2010	0.80%	2,870	11.844845	33,995	1.38%	8.60%
2009	0.00%	1,048	10.965488	11,492	0.82%	9.65%	4/30/2009
2009	0.50%	13,390	10.928657	146,335	0.82%	9.29%	4/30/2009
2009	0.80%	1,381	10.906528	15,062	0.82%	9.07%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.00%	37,759	11.630295	439,148	1.65%	5.29%
2010	0.50%	148,112	11.533272	1,708,216	1.65%	4.76%
2010	0.80%	12,261	11.475215	140,698	1.65%	4.45%
2009	0.00%	9,815	11.045905	108,416	1.46%	10.46%	4/30/2009
2009	0.50%	128,861	11.008805	1,418,606	1.46%	10.09%	4/30/2009
2009	0.80%	2,513	10.986514	27,609	1.46%	9.87%	4/30/2009
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	0.50%	6,980	13.859825	96,742	0.81%	13.81%
2010	0.80%	1,773	13.544607	24,015	0.81%	13.47%
2009	0.50%	3,027	12.178324	36,864	2.66%	29.16%
2009	0.80%	1,647	11.937066	19,660	2.66%	28.78%
2008	0.50%	3,157	9.428528	29,766	2.66%	-39.00%
2008	0.80%	1,820	9.269509	16,871	2.66%	-39.19%
2007	0.50%	5,046	15.457268	77,997	1.31%	-6.51%
2007	0.80%	1,852	15.242345	28,229	1.31%	-6.79%
2006	0.50%	4,488	16.533564	74,203	1.14%	15.33%
2006	0.80%	2,546	16.352963	41,635	1.14%	14.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	0.00%	501	$17.749703	$8,893	3.38%	10.03%
2010	0.50%	14,608	17.082057	249,535	3.38%	9.48%
2010	0.80%	2,288	16.693595	38,195	3.38%	9.15%
2009	0.00%	482	16.132414	7,776	0.00%	24.63%
2009	0.50%	10,114	15.603325	157,812	0.00%	24.01%
2009	0.80%	2,481	15.294248	37,945	0.00%	23.64%
2008	0.00%	482	12.943794	6,239	2.10%	-43.95%
2008	0.50%	15,376	12.582056	193,462	2.10%	-44.23%
2008	0.80%	3,303	12.369896	40,858	2.10%	-44.40%
2007	0.00%	1,362	23.093467	31,453	2.65%	8.37%
2007	0.50%	15,198	22.560940	342,881	2.65%	7.82%
2007	0.80%	5,836	22.247335	129,835	2.65%	7.50%
2006	0.00%	232	21.310423	4,944	0.44%	27.72%
2006	0.50%	7,758	20.923951	162,328	0.44%	27.08%
2006	0.80%	9,818	20.695424	203,188	0.44%	26.70%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.00%	1,600	18.251644	29,203	1.03%	20.80%
2010	0.50%	44,057	17.565173	773,869	1.03%	20.20%
2010	0.80%	3,423	17.165733	58,758	1.03%	19.84%
2009	0.00%	3,029	15.109296	45,766	0.21%	63.90%
2009	0.50%	34,997	14.613809	511,439	0.21%	63.08%
2009	0.80%	5,872	14.324349	84,113	0.21%	62.59%
2008	0.00%	2,053	9.218880	18,926	0.00%	-37.03%
2008	0.50%	1,698	8.961220	15,216	0.00%	-37.35%
2008	0.80%	150	8.810096	1,322	0.00%	-37.53%
2007	0.00%	2,622	14.640393	38,387	0.00%	5.52%
2007	0.50%	1,450	14.302715	20,739	0.00%	4.99%
2007	0.80%	1,028	14.103871	14,499	0.00%	4.68%
2006	0.00%	2,660	13.874456	36,906	0.13%	5.44%
2006	0.50%	1,246	13.622763	16,974	0.13%	4.91%
2006	0.80%	2,010	13.473959	27,083	0.13%	4.60%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	2,666	11.315697	30,168	0.00%	41.79%
2009	0.50%	89,247	11.054670	986,596	0.00%	41.08%
2009	0.80%	3,347	10.900900	36,485	0.00%	40.66%
2008	0.00%	4,116	7.980543	32,848	0.10%	-42.65%
2008	0.50%	59,543	7.835510	466,550	0.10%	-42.94%
2008	0.80%	3,499	7.749732	27,116	0.10%	-43.11%
2007	0.00%	2,696	13.915435	37,516	0.12%	12.49%
2007	0.50%	41,802	13.731252	573,994	0.12%	11.92%
2007	0.80%	4,272	13.621873	58,193	0.12%	11.59%
2006	0.00%	3,280	12.370493	40,575	0.24%	9.33%
2006	0.50%	16,190	12.268264	198,623	0.24%	8.79%
2006	0.80%	9,592	12.207295	117,092	0.24%	8.46%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2009	0.00%	5,619	10.380043	58,325	1.76%	25.25%
2009	0.50%	108,382	10.140580	1,099,056	1.76%	24.63%
2009	0.80%	12,364	9.999548	123,634	1.76%	24.25%
2008	0.00%	5,181	8.287351	42,937	2.16%	-36.26%
2008	0.50%	94,290	8.136757	767,215	2.16%	-36.58%
2008	0.80%	15,819	8.047714	127,307	2.16%	-36.77%
2007	0.00%	8,510	13.002714	110,653	1.53%	3.03%
2007	0.50%	84,110	12.830632	1,079,184	1.53%	2.51%
2007	0.80%	25,522	12.728449	324,855	1.53%	2.20%
2006	0.00%	8,360	12.620348	105,506	1.59%	18.65%
2006	0.50%	58,750	12.516081	735,320	1.59%	18.06%
2006	0.80%	36,012	12.453914	448,490	1.59%	17.70%
Health Sciences Portfolio - II (TRHS2)
2010	0.50%	16,581	10.601232	175,779	0.00%	6.01%	5/3/2010
2010	0.80%	347	10.580168	3,671	0.00%	5.80%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2010	0.00%	6,647	12.402084	82,437	2.28%	2.86%
2009	0.00%	2,944	12.056984	35,496	3.37%	7.35%
2008	0.00%	3,811	11.230967	42,801	3.77%	1.31%
2008	0.50%	129,334	11.026485	1,426,099	3.77%	0.80%
2008	0.80%	2,934	10.905102	31,996	3.77%	0.50%
2007	0.00%	3,446	11.086232	38,203	3.91%	5.23%
2007	0.50%	30,906	10.939079	338,083	3.91%	4.70%
2007	0.80%	1,904	10.851378	20,661	3.91%	4.38%
2006	0.50%	1,008	10.448149	10,532	3.80%	3.51%
2006	0.80%	4,952	10.395898	51,480	3.80%	3.20%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2010	0.00%	6,589	22.424677	147,756	3.73%	6.20%
2010	0.50%	31,573	29.034421	916,704	3.73%	5.67%
2010	0.80%	10,759	25.696459	276,468	3.73%	5.35%
2010	1.00%	39,005	18.671817	728,294	3.73%	5.14%
2009	0.00%	7,706	21.116276	162,722	3.78%	5.98%
2009	0.50%	56,273	27.477379	1,546,235	3.78%	5.45%
2009	0.80%	12,645	24.391466	308,430	3.78%	5.14%
2009	1.00%	45,114	17.759052	801,182	3.78%	4.93%
2008	0.00%	8,784	19.924512	175,017	8.29%	3.61%
2008	0.50%	70,651	26.056562	1,840,922	8.29%	3.09%
2008	0.80%	17,432	23.199721	404,418	8.29%	2.78%
2008	1.00%	45,106	16.925172	763,427	8.29%	2.58%
2007	0.00%	12,120	19.230801	233,077	5.77%	9.71%
2007	0.50%	62,084	25.275372	1,569,196	5.77%	9.16%
2007	0.80%	24,290	22.571765	548,268	5.77%	8.83%
2007	1.00%	53,936	16.500009	889,944	5.77%	8.61%
2006	0.00%	10,512	17.528628	184,261	8.51%	6.48%
2006	0.50%	48,396	23.154258	1,120,573	8.51%	5.95%
2006	0.80%	42,580	20.739979	883,108	8.51%	5.63%
2006	1.00%	42,236	15.191481	641,627	8.51%	5.42%
2006	1.30%	710	20.988551	14,902	8.51%	5.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Emerging Markets Fund -Initial Class (VWEM)
2010	0.00%	49,317	$30.519227	$1,505,117	0.60%	26.84%
2010	0.50%	218,234	28.296732	6,175,309	0.60%	26.21%
2010	0.80%	36,181	27.280173	987,024	0.60%	25.83%
2010	1.00%	55,809	30.994649	1,729,780	0.60%	25.58%
2009	0.00%	56,278	24.061426	1,354,129	0.15%	113.17%
2009	0.50%	227,315	22.420831	5,096,591	0.15%	112.11%
2009	0.80%	40,628	21.680199	880,823	0.15%	111.48%
2009	1.00%	45,255	24.681404	1,116,957	0.15%	111.06%
2008	0.00%	56,089	11.287193	633,087	0.00%	-64.78%
2008	0.50%	227,426	10.570206	2,403,940	0.00%	-64.96%
2008	0.80%	58,189	10.251688	596,535	0.00%	-65.06%
2008	1.00%	21,025	11.694155	245,870	0.00%	-65.13%
2007	0.00%	66,814	32.046703	2,141,168	0.43%	37.61%
2007	0.50%	266,244	30.162210	8,030,507	0.43%	36.92%
2007	0.80%	93,500	29.341648	2,743,444	0.43%	36.51%
2007	1.00%	36,120	33.537534	1,211,376	0.43%	36.24%
2006	0.00%	71,040	23.287309	1,654,330	0.60%	39.49%
2006	0.50%	193,210	22.028276	4,256,083	0.60%	38.80%
2006	0.80%	204,428	21.493674	4,393,909	0.60%	38.38%
2006	1.00%	39,850	24.616702	980,976	0.60%	38.11%
Worldwide Insurance Trust - Worldwide Hard Assets Fund -Initial Class (VWHA)
2010	0.00%	29,117	43.350096	1,262,225	0.39%	29.23%
2010	0.50%	140,153	60.024884	8,412,668	0.39%	28.59%
2010	0.80%	21,900	70.469849	1,543,290	0.39%	28.21%
2010	1.00%	53,240	43.572420	2,319,796	0.39%	27.95%
2009	0.00%	33,188	33.543671	1,113,247	0.25%	57.54%
2009	0.50%	158,845	46.678903	7,414,710	0.25%	56.75%
2009	0.80%	23,299	54.965986	1,280,653	0.25%	56.28%
2009	1.00%	74,591	34.054133	2,540,132	0.25%	55.97%
2008	0.00%	31,247	21.292768	665,335	0.27%	-46.12%
2008	0.50%	155,614	29.779289	4,634,074	0.27%	-46.39%
2008	0.80%	25,576	35.171514	899,547	0.27%	-46.56%
2008	1.00%	52,929	21.834128	1,155,659	0.27%	-46.66%
2007	0.00%	38,468	39.522005	1,520,332	0.11%	45.36%
2007	0.50%	157,032	55.552048	8,723,449	0.11%	44.63%
2007	0.80%	41,152	65.808830	2,708,165	0.11%	44.19%
2007	1.00%	68,368	40.935533	2,798,681	0.11%	43.90%
2006	0.00%	42,234	27.189640	1,148,327	0.07%	24.49%
2006	0.50%	127,868	38.410275	4,911,445	0.07%	23.87%
2006	0.80%	71,458	45.639544	3,261,311	0.07%	23.50%
2006	1.00%	62,902	28.446616	1,789,349	0.07%	23.26%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.00%	24,462	13.003550	318,093	1.17%	8.67%
2010	0.50%	135,882	12.895656	1,752,288	1.17%	8.13%
2010	0.80%	18,587	12.831331	238,496	1.17%	7.81%
2009	0.00%	7,118	11.965580	85,171	0.07%	19.66%	5/1/2009
2009	0.50%	91,769	11.925721	1,094,411	0.07%	19.26%	5/1/2009
2009	0.80%	6,426	11.901851	76,481	0.07%	19.02%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2010	0.00%	3,906	$30.757646	$120,139	0.00%	35.54%
2010	1.00%	22,839	20.105763	459,196	0.00%	34.20%
2009	0.00%	3,962	22.692436	89,907	0.00%	40.30%
2009	1.00%	20,769	14.982478	311,171	0.00%	38.91%
2008	0.00%	11,945	16.173785	193,196	0.00%	-44.36%
2008	0.50%	133,624	25.136864	3,358,888	0.00%	-44.63%
2008	0.80%	35,861	24.548248	880,325	0.00%	-44.80%
2008	1.00%	23,353	10.785912	251,883	0.00%	-44.91%
2007	0.00%	14,270	29.066542	414,780	0.00%	22.32%
2007	0.50%	135,048	45.401702	6,131,409	0.00%	21.71%
2007	0.80%	44,382	44.472235	1,973,767	0.00%	21.34%
2007	1.00%	25,612	19.579303	501,465	0.00%	21.10%
2006	0.00%	14,944	23.762009	355,099	0.00%	14.64%
2006	0.50%	128,414	37.303028	4,790,231	0.00%	14.07%
2006	0.80%	70,852	36.649699	2,596,704	0.00%	13.73%
2006	1.00%	25,940	16.167820	419,393	0.00%	13.51%
2006	1.30%	468	34.057941	15,939	0.00%	13.17%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	0.00%	17,519	35.593435	623,561	0.74%	23.76%
2010	0.50%	413	65.689479	27,130	0.74%	23.14%
2010	0.80%	139	63.767991	8,864	0.74%	22.77%
2010	1.00%	90,876	14.673656	1,333,483	0.74%	22.53%
2009	0.00%	21,340	28.761168	613,763	0.00%	47.74%
2009	0.50%	416	53.345920	22,192	0.00%	47.00%
2009	0.80%	145	51.940893	7,531	0.00%	46.56%
2009	1.00%	112,638	11.976020	1,348,955	0.00%	46.27%
2008	0.00%	47,683	19.467920	928,289	1.89%	-40.10%
2008	0.50%	285,615	36.289861	10,364,929	1.89%	-40.40%
2008	0.80%	117,513	35.440201	4,164,684	1.89%	-40.58%
2008	1.00%	137,269	8.187802	1,123,931	1.89%	-40.69%
2007	0.00%	55,488	32.499052	1,803,307	0.61%	6.63%
2007	0.50%	313,396	60.885541	19,081,285	0.61%	6.10%
2007	0.80%	145,372	59.639193	8,669,869	0.61%	5.78%
2007	1.00%	146,392	13.806187	2,021,115	0.61%	5.57%
2006	0.00%	63,616	30.477301	1,938,844	0.00%	12.22%
2006	0.50%	290,006	57.385680	16,642,192	0.00%	11.66%
2006	0.80%	232,092	56.380823	13,085,538	0.00%	11.33%
2006	1.00%	160,034	13.078165	2,092,951	0.00%	11.11%
2006	1.30%	448	52.395225	23,473	0.00%	10.77%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.00%	147	16.735960	2,460	0.00%	26.77%
2010	0.50%	39,483	16.597168	655,306	0.00%	26.14%
2010	0.80%	5,084	16.514425	83,959	0.00%	25.76%
2009	0.00%	101	13.201660	1,333	0.00%	32.02%	5/1/2009
2009	0.50%	8,394	13.157716	110,446	0.00%	31.58%	5/1/2009
2009	0.80%	2,262	13.131409	29,703	0.00%	31.31%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.00%	49,413	10.593841	523,473	1.70%	-41.03%
2008	0.50%	212,070	11.620666	2,464,395	1.70%	-41.33%
2008	0.80%	62,405	11.295534	704,898	1.70%	-41.51%
2008	1.00%	33,081	7.531248	249,141	1.70%	-41.62%
2007	0.00%	56,358	17.966043	1,012,530	1.08%	16.60%
2007	0.50%	215,496	19.806457	4,268,212	1.08%	16.01%
2007	0.80%	91,976	19.310277	1,776,082	1.08%	15.66%
2007	1.00%	39,182	12.900878	505,482	1.08%	15.43%
2006	0.00%	90,002	15.408829	1,386,825	1.03%	18.65%
2006	0.50%	169,282	17.072863	2,890,128	1.03%	18.06%
2006	0.80%	174,476	16.695427	2,912,951	1.03%	17.71%
2006	1.00%	25,416	11.176387	284,059	1.03%	17.48%
2006	1.30%	10,164	15.763156	160,217	1.03%	17.13%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.50%	5	10.887915	54	2.83%	29.85%
2009	0.80%	29	10.529632	305	2.83%	29.48%
2008	0.00%	8,201	8.953554	73,428	1.73%	-46.75%
2008	0.50%	19,954	8.384838	167,311	1.73%	-47.02%
2008	0.80%	7,287	8.132149	59,259	1.73%	-47.18%
2008	1.00%	8,593	3.649703	31,362	1.73%	-47.28%
2007	0.00%	8,174	16.814740	137,444	0.00%	-3.96%
2007	0.50%	19,506	15.825884	308,700	0.00%	-4.44%
2007	0.80%	13,468	15.395235	207,343	0.00%	-4.73%
2007	1.00%	8,982	6.923255	62,185	0.00%	-4.92%
2006	0.00%	11,692	17.507392	204,696	0.00%	13.20%
2006	0.50%	16,544	16.560881	273,983	0.00%	12.64%
2006	0.80%	24,796	16.158907	400,676	0.00%	12.30%
2006	1.00%	8,040	7.281318	58,542	0.00%	12.08%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	15,105	4.097736	61,896	0.00%	-46.11%
2008	0.50%	73,346	3.923801	287,795	0.00%	-46.38%
2008	0.80%	17,878	3.822964	68,347	0.00%	-46.54%
2008	1.00%	19,961	3.514695	70,157	0.00%	-46.65%
2007	0.00%	16,598	7.604065	126,212	0.00%	9.01%
2007	0.50%	83,188	7.317914	608,763	0.00%	8.47%
2007	0.80%	39,732	7.151367	284,138	0.00%	8.14%
2007	1.00%	27,266	6.587921	179,626	0.00%	7.92%
2006	0.00%	19,038	6.975264	132,795	0.00%	9.91%
2006	0.50%	92,144	6.746610	621,660	0.00%	9.36%
2006	0.80%	77,924	6.612974	515,309	0.00%	9.03%
2006	1.00%	30,726	6.104214	187,558	0.00%	8.82%

2010	Contract owners equity:				$678,977,225
2009	Contract owners equity:				$647,741,695
2008	Contract owners equity:				$566,826,718
2007	Contract owners equity:				$1,012,602,409
2006	Contract owners equity:				$980,827,120
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.